UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2003

                    DATE OF REPORTING PERIOD: MARCH 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.


[TURNER LOGO OMITTED]                                          Semiannual Report

                                                      March 31, 2003 (unaudited)


GROWTH FUNDS
------------

Turner Disciplined Large Cap
  Growth Fund

Turner Large Cap Growth
  Opportunities Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Turner Micro Cap Growth Fund


VALUE FUNDS
-----------

Turner Large Cap Value Fund

Turner Core Value Fund

Turner Small Cap Value Fund

Turner Small Cap Value
  Opportunities Fund


CORE FUNDS
----------

Turner Small Cap Equity Fund


SECTOR/SPECIALTY FUNDS
----------------------

Turner Technology Fund

Turner Concentrated Growth Fund

Turner New Enterprise Fund

Turner Financial Services Fund

Turner Healthcare & Biotechnology Fund

Turner Tax Managed U.S. Equity Fund

Turner Strategic Value and High Income Fund


FIXED INCOME FUNDS
------------------

Turner Core Fixed Income Fund

Turner Total Return Fixed Income Fund

Turner High Yield Fund

Turner Ultra Short Duration Fixed Income Fund

Turner Short Duration Fixed Income Fund

       CONTENTS

   1   Letter to Shareholders

   5   Total returns of Turner Funds

   8   Investment review:
       Turner Disciplined Large Cap
       Growth Fund

   9   Investment review:
       Turner Large Cap Growth
       Opportunities Fund

  10   Investment review:
       Turner Midcap Growth Fund

  11   Investment review:
       Turner Small Cap Growth Fund

  12   Investment review:
       Turner Micro Cap Growth Fund

  13   Investment review:
       Turner Large Cap Value Fund

  14   Investment review:
       Turner Core Value Fund

  15   Investment review:
       Turner Small Cap Value Fund

  16   Investment review:
       Turner Small Cap Value
       Opportunities Fund

  17   Investment review:
       Turner Small Cap Equity Fund

  18   Investment review:
       Turner Technology Fund

  19   Investment review:
       Turner Concentrated Growth Fund

  20   Investment review:
       Turner New Enterprise Fund

  21   Investment review:
       Turner Financial Services Fund

  22   Investment review:
       Turner Healthcare & Biotechnology Fund

  23   Investment review:
       Turner Tax Managed U.S. Equity Fund

  24   Investment review:
       Turner Strategic Value and High Income Fund

  25   Investment review:
       Turner Core Fixed Income Fund

  26   Investment review:
       Turner Total Return Fixed Income Fund

  27   Investment review:
       Turner High Yield Fund

  28   Investment review:
       Turner Ultra Short Duration Fixed Income Fund

  29   Investment review:
       Turner Short Duration Fixed Income Fund

  30   Financial Statements

 120   Notes to Financial Statements

 127   Trustees and Officers of the Trust

TURNER FUNDS

The Turner Funds currently offer a series of twenty two no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.

Turner Investment Management, LLC, an affiliate of Turner Investment Partners, serves as the investment adviser for the Small Cap Equity and Small Cap Value Opportunities Funds. Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the remaining Funds. Turner Investment Partners, Inc., founded in 1990, invests more than $8 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.

Clover Capital Management, Inc., based in Pittsford, New York, serves as the investment sub-adviser to the Large Cap Value, Core Value and Small Cap Value Funds and the Core Fixed Income Fund.

SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com. Or they may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

                                                                      March 2003

TO OUR SHAREHOLDERS

The past three years have altogether been a bearish time for stocks (indeed, it's been the worst market for stocks in modern times) and a bullish time for bonds (bonds returned almost 10% annualized, the kind of returns normally associated with stocks). In the process, we saw a degree of mispricing tingeing stocks and bonds, reflecting extreme pessimism for stocks and extreme optimism for bonds.

For instance, the gloom shrouding stocks could be seen in the equity-risk premium (the excess return that investors expect from stocks over the 10-year Treasury bond), which averaged between 5% and 6% throughout the six-month period ended March 31, 2003, the period covered by this SEMIANNUAL REPORT. Since 1970 the equity-risk premium has exceeded 5% only five times. (An aside to students of the capital markets: in each case the S&P 500 Index rose an average of 55% over the next two years.) Conversely, the yield of the 10-year Treasury as of March 31 stood at 3.80%, close to a 40-year low and an indication that bonds are richly priced (since bond yields correlate inversely with bond prices).

STOCK, BOND MISPRICINGS LESSEN

However, in the past six months, the relative mispricing phenomena we had spotted began to diminish. Stocks generated positive returns -- a quiet, almost unnoticed rally that gave investors a bit of long-awaited relief from the bear market. The S&P 500 Index gained 5.02% in the six-month period. In contrast, bonds, as represented by the Lehman Aggregate Bond Index, cooled down from their previous torrid pace, rising just 2.98%.

Among the perceived catalysts driving stocks upward: better-than-expected corporate earnings reports; bargain hunting by investors who believed beaten-up stock prices now offered a margin of safety; a half-point cut of interest rates by the Federal Reserve Board; the start of the Iraq war, which removed the uncertainty hovering over the market for months about whether the U.S. would in fact take action militarily to remove Saddam Hussein's government from power; and the revival of the technology sector, a key growth sector, which generated the strongest returns of any sector in response to reports that demand for tech products and services was improving.

During the period, growth stocks did better than value stocks. Growth stocks had generally performed dismally over the past three years; the cumulative margin of underperformance by the growth-stock indexes versus the value indexes was as great as 40 percentage points going into the period. That kind of spread never persists, so growth stocks were due to revert to the mean and improve their relative performance. In the best instance of the past six months, the Russell Midcap Growth Index rose 9.14%, outpacing its value counterpart by 6.41 percentage points.

TREASURIES FALL, CORPORATES FLOURISH

Bond-market performance was driven by the underperformance of Treasury securities and the outperformance of corporate securities. The yield spread between Treasury and corporate bonds had expanded to an uncommonly wide gap at the start of the period -- "a once-in-a-generation phenomenon," noted Roger Early, our fixed-income chief investment officer -- and narrowed to a more reasonable 1.84 percentage points by the end of the period.

As a result of investor appetite for their higher yields, corporates surged 5.87% during the period. In contrast, Treasuries, the ultimate safe-haven investment, returned just 1.45%. Corporate and foreign-government securities were the only ones to outperform during the period. High-yield corporate bonds, which tend to move in sync with the stock market, outperformed their investment-grade counterparts.

The performance of our own stock and bond funds mirrored market patterns. Our stock funds generally produced positive returns, with our growth funds posting the best results -- in some cases, double-digit gains. The bulk of those gains came in the first half of the period. In fact, three-fourths of all of our stock funds recorded gains -- a higher percentage of winners than the industry as a whole; about half of all stock funds made money in the past six months, according to Morningstar.

Our bond funds also generally produced positive returns, but those returns were lower than they had been previously. Our bond funds performed slightly better in the first half of the period than they did in the second half. As a rule, the more corporates that any bond fund held, the better its performance tended to be. In general, our bond funds would have benefited from larger corporate positions.

Here's how each of our Funds fared during the past six months:

PERFORMANCE OF GROWTH FUNDS

We keep our growth funds, which are geared to specific capitalization segments, sector neutral or sector diversified -- that is, their sector weightings closely resemble those of the target indexes. We do that because we think the practice of overweighting or underweighting sectors can lead to erratic investment performance. The positive returns that our growth funds recorded in the past six months reflect in no small part the rebound in the three growth sectors -- technology, healthcare, and consumer discretionary/services -- that constituted 40% or more of the Funds' sector weightings. All in all, it's yet another reminder that the performance of market sectors has over time conformed to the Biblical prophecy, "Many that are first shall be last; and the last shall be first."


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT  1

--------------------------------------------------------------------------------
                                                                      March 2003

The performance of our growth funds was adversely affected by the market's sudden, sharp decline in December, when the most beaten-up, low-priced growth stocks turned in the best relative performance. It seemed as if the better the company had been doing, the worse its stock performed then. Our Funds' holdings in companies with favorable earnings prospects generally didn't have the lowest valuations and underperformed the market. The losses in December largely accounted for any underperformance that our Funds suffered in the period as a whole.

Our two large-cap growth funds, the TURNER DISCIPLINED LARGE CAP GROWTH FUND and the TURNER LARGE CAP GROWTH OPPORTUNITIES FUND, produced similarly strong returns. Disciplined Large Cap Growth rose 7.15% and Large Cap Growth Opportunities gained 7.13%, results that outperformed the Russell Top 200 Growth Index's 5.24%. Healthcare holdings added extra return to both Funds' results and technology holdings provided a double-digit gain. In the case of Disciplined Large Cap Growth, however, the technology position underperformed the index sector and thus detracted from relative performance. Another factor enhancing results for both Funds -- as well as for its value counterpart, the Turner Large Cap Value Fund -- was the relative strength of large-cap stocks. For instance, the large-cap Russell 1000 Index outperformed the small-cap Russell 2000 Index by 3.59 percentage points.

The TURNER MICRO CAP GROWTH FUND, which has the best performance of any of our stock funds since inception, turned in an atypical performance: it lost 5.12%, contrasting with the Russell 2000 Growth Index's 3.34% gain. Impairing performance was a loss in technology stocks, which represented a 16% weighting. An especially strong return in energy stocks, an 8% weighting, contributed the most to the Fund's results, but it wasn't enough to overcome the technology shortfall.

The TURNER MIDCAP GROWTH FUND (CLASS I SHARES) advanced 7.91%, versus 9.14% for the Russell Midcap Growth Index. Adding the most value were good results in the two largest sector positions, consumer discretionary/services and healthcare, which represented 49% of the Fund's holdings. Autos/transportation stocks significantly eroded results.

The TURNER SMALL CAP GROWTH FUND returned 3.25%, slightly trailing the 3.34% performance of the Russell 2000 Growth Index. Consumer-discretionary/services and healthcare stocks had the biggest positive impact on performance, and financial-services stocks had a substantial adverse effect.

PERFORMANCE OF SPECIALTY/SECTOR FUNDS

If you wanted to gauge the extent of the growth stocks' surge over the past six months, you needed to look no further than the performance of our specialty/ sector funds. Our specialty/sector funds tend to be "growthier" than our more diversified growth funds and in general they capitalized on the market's growth bias to produce soundly positive returns.

The TURNER CONCENTRATED GROWTH FUND advanced 3.23%, trailing the S&P 500 Index's 5.02%. The Fund's winners included media, semiconductor, and software stocks and the technology sector in general. The Fund's positions in the consumer-discretionary/ services sector, especially in retailing stocks, detracted from performance.

The TURNER FINANCIAL SERVICES FUND was up 0.96%, versus 1.95% for the S&P 500 Financials Index. The Fund's margin of underperformance was largely due to financial-transaction-processing, brokerage, and banking stocks. Our insurance and consumer-credit stocks did well.

The TURNER HEALTHCARE & BIOTECHNOLOGY FUND gained 4.78%, versus a 6.29% return for the S&P 500 Healthcare Index. Hospital-management, medical-device, and specialty-pharmaceutical stocks added value to the Fund's performance, while biotechnology stocks hurt results, especially in the first three months of the period.

The TURNER NEW ENTERPRISE FUND soared 17.62%, beating the NASDAQ Composite Index's 14.68% gain. Fueling the Fund's gain was a resurgence in technology stocks -- notably, semiconductor, information-services, and software stocks. Positions in the consumer-discretionary/services and healthcare sector dragged down results.

Our newest fund, the TURNER STRATEGIC VALUE AND HIGH INCOME FUND, a balanced investment consisting of the holdings of the Turner Small Cap Value Opportunities Fund and the Turner High Yield Fund, returned 4.15% from its October 31, 2002, inception through March 31, 2003. The Fund markedly outperformed the S&P 500 Index, which fell 3.47% during that time. The Fund's stocks lost money, a loss that was more than offset by the return of the High Yield Fund, which held bonds with BB and B credit ratings. At a time when the bond market is offering an average yield of only 3.94% as of March 31, the Fund's SEC 30-day yield was 5.13%.

The TURNER TAX MANAGED U.S. EQUITY FUND was up 4.93%, while the S&P 500 Index rose 5.02%. Healthcare, utilities/communication, consumer-discretionary/ services, and autos/transportation holdings all boosted the Fund's results. Conversely, technology holdings posted a strong absolute return, but that return trailed the S&P 500 Index technology sector and thus impaired the Fund's relative performance.

The TURNER TECHNOLOGY FUND benefited from the recovery in tech stocks, profiting especially from semiconductor, information-services, and software holdings. The Fund gained 8.58%. However, as noted, the most beaten-down tech stocks did best, especially in the first half of the period, so the Fund's relative performance suffered from not owning more of those kind of stocks; explosive upward moves of as much as 150% by distressed tech shares helped the Goldman Sachs Technology Composite Index rise 21.69% in the period.

2  TURNER FUNDS 2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                                      March 2003

PERFORMANCE OF VALUE AND CORE FUNDS

Only two of our five value and core funds -- the TURNER LARGE CAP VALUE FUND and the TURNER SMALL CAP VALUE OPPORTUNITIES FUND -- generated positive returns. The rest were plagued by severe losses in a few key holdings that yanked their performance into negative territory. It was a period in which what are known euphemistically in the money-management field as "single-stock events" could, and did, decimate results.

The TURNER LARGE CAP VALUE FUND advanced 1.78%, versus 5.02% for the S&P 500 Index. Hurting the Fund's relative performance was the sharp drop in the price of a utility holding, brought on by an announcement that the company might not be reimbursed for certain costs by regulators, and weak performance in industrial stocks. Contributing to performance were the Fund's telecommunications and technology stocks, which rose more than 20%.

The TURNER MIDCAP VALUE FUND (which on April 15, 2003, became the TURNER CORE VALUE FUND, in recognition of its wider universe of candidates for investment than those from just the mid-cap world) fell 3.41%. In comparison, the Russell Midcap Value Index advanced 2.73%. The Fund's energy and consumer-discretionary/services holdings did well, but problems in its healthcare, financial-services, and utilities/communication positions were a drag on performance.

The TURNER SMALL CAP EQUITY FUND, a small-cap fund invested in both growth and value stocks that was started in March 2002, produced a flat return, a 0.46% decline. Its benchmark, the Russell 2000 Index, rose 1.39%. Among the Fund's winners were financial-services and consumer-staples stocks. Subpar results were recorded by technology holdings that were punished when the companies failed to meet their earnings estimates. As was true of the market as a whole, the Fund's growth stocks in aggregate performed better than its value stocks did.

The TURNER SMALL CAP VALUE FUND stumbled in the period, declining 8.79%. Its benchmark, the Russell 2000 Value Index, fell 0.41%. Losses in utility and materials/processing stocks largely explain the Fund's performance shortfall. On the plus side, healthcare and energy stocks performed well.

The TURNER SMALL CAP VALUE OPPORTUNITIES FUND, launched in March 2002, was up slightly, posting a 0.70% gain, outpacing the 0.41% loss for the Russell 2000 Value Index. Materials/processing, consumer-staples, healthcare, and financial stocks added the most value to performance by far, while producer-durables and consumer-discretionary/services stocks produced subpar returns. Losers here included troubled companies whose restructuring efforts floundered, dropping their below-average share valuations still lower.

PERFORMANCE OF BOND FUNDS

As noted, the six-month returns of the bond market -- and our four bond funds -- were more modest than they had been in previous periods since 2000. The cause: bond prices fell in response to yields that rose at all but the shortest maturities, cutting into total returns. During the period, it paid to keep durations conservative to protect the value of holdings from rising rates, and our bond funds had in fact set their average durations close to their benchmarks, as usual.

The TURNER CORE FIXED INCOME FUND was up 1.45%, versus a 2.98% gain for the Lehman Aggregate Bond Index. To its disadvantage, the Fund avoided lower-rated corporate bonds in troubled industries like telecommunications, which rallied strongly. For instance, bonds rated BBB (the lowest investment-grade rating) gained 8.14%, versus just 2.81% for the highest-rated AAA issues. On the plus side, the Fund's overweighting in corporates enhanced results. As of March 31, Core Fixed Income's SEC 30-day yield was 3.58%.

The TURNER HIGH YIELD FUND by far reaped the best return of any of our bond funds during the period: the Fund rose 10.56%, versus 14.03% for the Merrill Lynch High-Yield, Cash Pay Index. The Fund trailed the index because of its emphasis on higher-rated BB and B securities, which returned less than lower-rated securities did. The Fund's 30-day yield as of March 31 was 7.64%.

The TURNER SHORT DURATION FIXED INCOME FUND (CLASS I SHARES) rose 0.96%, compared with the Lehman 1-3 Year U.S. Government Bond Index's 1.62% performance. Eroding the Fund's performance was a sizable weighting in mortgage-backed securities, which underperformed due to the rising prepayment risk stemming from home owners' record refinancing of mortgage loans. Short Duration's 30-day yield as of March 31 was 2.83%.

The TURNER TOTAL RETURN FIXED INCOME FUND returned 0.71%, versus the Lehman Aggregate Bond Index's 2.98%. The Fund's performance shortfall was due to a high average credit quality (a Treasury rating), a disadvantage at a time when lower-rated bonds did best; too large a weighting in underperforming Treasuries; and too small a weighting in outperforming corporates. At March 31, Total Return's 30-day yield stood at 3.08%.

The TURNER ULTRA SHORT DURATION FIXED INCOME FUND (CLASS I SHARES) produced a 0.51% return, while its index, the Merrill Lynch 3-Month U.S. Treasury Bill Index, returned 0.73%. The Fund profited from timely purchases of Treasury securities and a decline in short rates, a decline that enabled the shortest maturities to reap higher returns than long-term maturities did during the period. Hurting results was a weighting of more than 40% in mortgage-backed securities, whose returns were lackluster. On March 31 the Fund's 30-day yield was 2.26%.

THANKS FOR YOUR LOYALTY

We appreciate your continued loyalty to our Funds and your discipline in sticking to a long-term investment time horizon. Despite all the headlines about badly burned investors fleeing from scorched stock funds, the reality is that most investors have stayed invested not only in our Funds but in mutual funds generally.

                                          TURNER FUNDS 2003 SEMIANNUAL REPORT  3

--------------------------------------------------------------------------------
                                                                      March 2003

There haven't been the massive redemptions in stock funds, for instance, that some pessimists had predicted; the fear was that a new investor class, which began putting money into stock funds in the 1990s, would turn tail and run once they encountered their first bear market. According to the Investment Company Institute (ICI), net withdrawals from all stock funds in 2002 totaled $27.1 billion, which is certainly no small potatoes in absolute terms; still, it amounted to only 0.9% of the $2.7 trillion in total stock-fund assets.

What's more, in any 12-month period more than 80% of investors don't redeem any shares in their stock funds and a scant 1% make more than six redemptions, ICI reports. We've found that most of our own shareholders have shown a similar inclination to stay put. Even in the bear market of the past three years, the redemptions from our stock funds have been relatively modest. In fact, we have been heartened that our stock funds have received positive net inflows of new investment over most rolling six-month periods in recent years. Our bond funds are also gradually attracting more assets, gaining $30 million in net new investment during the first three months of this year.

WE VIEW YOU AS OWNERS AND PARTNERS

To us, your acceptance of our Funds serves as a continual reminder that we are in business solely because of you and to serve you. Turner has been advising mutual funds since 1992. And whether you have been a shareholder for 12 years or 12 days, we appreciate your interest in the Turner Funds and remain committed to doing our best for you. You and the other shareholders are the owners of all the Turner Funds. So we view you as owner-partners who have chosen to pool your money with ours. Our investing teams invest your money as if it were their own -- because their own money and a major portion of their net worth are placed in our Funds. To use a now-common metaphor, our investing teams eat their own cooking. We can't promise you results, but we can promise you that your financial fortunes will parallel ours for as long a time as you choose to be owner-partners. When the markets drag down the value of the Turner Funds' holdings, we want you to be able to take some solace from the fact that our financial distress is equal to yours.

We remain committed to working hard, to trying to out-think and outperform the capital markets, to increasing your wealth and our wealth over time. We make those commitments for two reasons: because we want to do a good job and because it's in our mutual interest to do so. I look forward to continuing to report to you as owner-partners how well we are in fact doing our jobs for both you and us.

/S/BOB TURNER

Bob Turner

CHAIRMAN AND EQUITIES CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, INVESTMENT ADVISER TO THE
TURNER FUNDS

[PHOTO OMITTED]

BOB TURNER



4  TURNER FUNDS 2003 SEMIANNUAL REPORT

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS


Through March 31, 2003

Year                                                                                   (Annualized)   Total
                                      Six          to         One          Three       Five     Ten   Since        Assets
Fund Name/Index                       Month        Date       Year         Years       Years    Years inception    ($mil)

GROWTH
---------------------------------------------------------------------------------------------------------------------------
TURNER DISCIPLINED LARGE CAP
GROWTH FUND                            7.15        0.81      (26.32)        N/A        N/A       N/A   (29.60)     $62.04
Russell Top 200 Growth Index           5.24       (1.33)     (26.91)        n/a        n/a      n/a    (26.29)
S&P 500 Index                          5.02       (3.15)     (24.76)        n/a        n/a      n/a    (16.67)
INCEPTION DATE: 6/14/00
---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND                     7.13        2.02      (27.52)      (30.77)     (5.58)     N/A     1.58       $1.78
Russell Top 200 Growth Index           5.24       (1.33)     (26.91)      (25.75)     (7.14)     n/a    (0.11)
S&P 500 Index                          5.02       (3.15)     (24.76)      (16.09)     (3.76)     n/a     2.73
INCEPTION DATE: 1/31/97
---------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND --
CLASS I SHARES                         7.91        1.09      (29.43)      (27.96)      2.35      N/A     9.96     $508.39
Russell Midcap Growth Index            9.14       (0.01)     (26.11)      (24.98)     (4.01)     n/a     2.17
INCEPTION DATE: 10/1/96
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)        3.25       (3.05)     (32.66)      (27.07)     (4.66)     N/A    10.41     $138.41
Russell 2000 Growth Index              3.34       (3.88)     (31.63)      (24.41)     (9.38)     n/a     0.74
INCEPTION DATE: 2/7/94
---------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)       (5.12)      (4.91)     (27.69)       (4.89)     27.58      N/A    29.00     $163.60
Russell 2000 Growth Index              3.34       (3.88)     (31.63)      (24.41)     (9.38)     n/a    (8.48)
INCEPTION DATE: 2/27/98
---------------------------------------------------------------------------------------------------------------------------


VALUE
---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND            1.78       (4.67)     (23.80)      (10.54)     (2.69)     N/A    (0.43)      $3.94
Russell 1000 Value Index               3.90       (4.86)     (22.79)       (6.86)     (2.03)     n/a     1.48
INCEPTION DATE: 10/31/97
---------------------------------------------------------------------------------------------------------------------------
TURNER CORE VALUE FUND                (3.41)      (8.47)     (24.87)       (2.99)     (0.93)     9.25    9.15      $38.81
Russell Midcap Value Index             2.73       (4.06)     (19.66)        1.53       0.18      9.71   12.13
Russell 3000 Index                     4.74       (3.04)     (24.66)      (15.84)     (3.72)     8.16    9.35
Russell 3000 Value Index               5.26       (3.35)     (21.55)       (5.60)     (1.63)     9.35   11.06
INCEPTION DATE: 12/6/91
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND(1)        (8.79)     (10.32)     (33.58)       (5.54)      3.11      N/A     9.28     $325.36
Russell 2000 Value Index              (0.41)      (5.08)     (23.27)        4.29       0.03      n/a     7.75
INCEPTION DATE: 2/28/96
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE
OPPORTUNITIES FUND(1)                  0.70       (4.60)     (12.02)         N/A        N/A      N/A    (6.21)      $1.11
Russell 2000 Value Index              (0.41)      (5.08)     (23.27)         n/a        n/a      n/a   (18.76)
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------



                                          TURNER FUNDS 2003 SEMIANNUAL REPORT  5

--------------------------------------------------------------------------------


                                                  Year                                                (Annualized) Total
                                      Six         to          One          Three       Five     Ten   Since        Assets
Fund Name/Index                       Month       Date        Year         Years       Years    Years inception    ($mil)

CORE FUNDS
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1)       (0.46)     (5.03)      (12.50)       N/A         N/A       N/A     (6.94)     $8.56
Russell 2000 Index                     1.39      (4.49)      (26.96)       n/a         n/a       n/a    (22.60)
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------


SPECIALTY
---------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND(1)(2)           8.58      (1.79)      (48.19)      (49.13)      N/A       N/A    (19.36)    $11.91
Pacific Stock Exchange Technology
  100 Index                           18.51      (0.34)      (33.17)      (26.60)      n/a       n/a     (6.83)
Goldman Sachs Technology
  Composite Index                     21.69      (0.50)      (35.89)      (38.92)      n/a       n/a    (21.95)
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                            3.23       0.97       (41.49)      (40.34)      N/A       N/A    (12.97)    $28.30
S&P 500 Index                          5.02      (3.15)      (24.76)      (16.09)      n/a       n/a    (10.80)
NASDAQ 100 Index                      22.49       3.56       (29.78)      (38.54)      n/a       n/a    (19.41)
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND            17.62       2.69       (38.48)       N/A         N/A       N/A    (38.13)     $3.85
NASDAQ Composite Index                14.68       0.54       (27.02)       n/a         n/a       n/a    (32.32)
INCEPTION DATE: 6/30/00
---------------------------------------------------------------------------------------------------------------------------
TURNER FINANCIAL
SERVICES FUND(2)                       0.96      (5.08)      (23.42)       (6.40)     (2.84)     N/A      8.40     $11.33
S&P 500 Financials Index               1.95      (5.11)      (21.70)       (3.25)     (0.87)     n/a     10.13
INCEPTION DATE: 5/22/96
---------------------------------------------------------------------------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND(1)(2)               4.78       6.30       (14.17)       N/A         N/A       N/A      1.53     $10.34
S&P 500 Healthcare Index               6.29       1.19       (17.57)       n/a         n/a       n/a    (10.94)
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------
TURNER TAX MANAGED U.S.
EQUITY FUND                            4.93      (0.60)      (26.42)       N/A         N/A       N/A    (18.08)     $4.67
After Taxes (Pre-Liquidation)(3)        n/a        n/a       (26.42)       n/a         n/a       n/a    (18.08)
After Taxes (Post-Liquidation)(3)       n/a        n/a       (16.22)       n/a         n/a       n/a    (14.13)
S&P 500 Index                          5.02      (3.15)      (24.76)       n/a         n/a       n/a    (15.33)
Russell 1000 Growth Index              6.01      (1.07)      (26.76)       n/a         n/a       n/a    (19.27)
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------
TURNER STRATEGIC VALUE AND
HIGH INCOME FUND                        N/A      (0.02)       N/A          N/A         N/A       N/A      4.15      $0.06
S&P 500 Index                           n/a      (3.15)       n/a          n/a         n/a       n/a     (3.47)
INCEPTION DATE: 10/31/02
---------------------------------------------------------------------------------------------------------------------------

6  TURNER FUNDS 2003 SEMIANNUAL REPORT

---------------------------------------------------------------------------------------------------------------------------
                                                  Year                                                (Annualized) Total
                                      Six         to          One          Three       Five     Ten   Since        Assets
Fund Name/Index                       Month       Date        Year         Years       Years    Years inception    ($mil)

FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------

TURNER CORE FIXED INCOME FUND          1.45       0.11       10.50         8.86        6.85     6.97    7.46       $40.74
Lehman Aggregate Bond Index            2.98       1.39       11.69         9.81        7.51     7.23    7.51
INCEPTION DATE: 12/6/91
---------------------------------------------------------------------------------------------------------------------------
TURNER TOTAL RETURN FIXED
INCOME FUND                            0.71       0.26        7.66         7.92        N/A       N/A    7.14        $6.97
Lehman Aggregate Bond Index            2.98       1.39       11.69         9.81        n/a       n/a    8.56
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER HIGH YIELD FUND                10.56       4.54        0.66       (11.60)      (5.41)     N/A   (4.61)      $10.04
Merrill Lynch High Yield,
   Cash Pay Index                     14.03       6.90        3.65         3.22        2.12      n/a    2.17
INCEPTION DATE: 2/27/98
---------------------------------------------------------------------------------------------------------------------------
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND --
   CLASS I SHARES                      0.51       0.13        2.15         4.66        5.05      N/A    5.59      $599.81
Merrill Lynch 3-Month
   U.S. Treasury Bill Index            0.73       0.30        1.65         3.74        4.27      n/a    4.75
INCEPTION DATE: 3/1/94
---------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION FIXED
INCOME FUND-- CLASS I SHARES           0.96       0.25        4.82         6.31        5.72      N/A    6.00      $296.87
Lehman 1-3 Year U.S. Government
   Bond Index                          1.62       0.68        6.72         7.36        6.35      n/a    6.17
INCEPTION DATE: 3/1/94
---------------------------------------------------------------------------------------------------------------------------

Returns less than one year are cumulative. The Turner Funds are distributed by Turner Investment Distributor, Inc., Berwyn, PA 19312.

A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible.

(1) Investing in technology and science companies and small capitalization companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.

(3) After-tax returns are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return depends on your individual tax situation, and may differ from the figures presented here. If you own fund shares in a tax-deferred account such as an IRA or 401(K) plan, this information does not apply to your investment because these accounts are not subject to current taxes. After-returns for most funds are calculated using the tax liability implied by each fund's declared distributions. However, the exact tax characteristics of many distributions are not known until after the close of the year. For certain funds, conservative estimates are used based on fund history until final amounts become available.



                                          TURNER FUNDS 2003 SEMIANNUAL REPORT  7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER DISCIPLINED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Disciplined Large Cap Growth Fund seeks long-term capital appreciation. It invests primarily in common stocks and equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



 1.3% Autos/transportation

 1.7% Materials & Processing

 1.9% Producer durables

12.1% Financial services

12.6% Consumer staples

20.4% Consumer discretionary/services

21.4% Technology

27.9% Healthcare

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TSGEX
o  CUSIP #87252R839
o  Top 10 holdings
   (1)  Pfizer
   (2)  Johnson & Johnson
   (3)  Intel
   (4)  Wal-Mart Stores
   (5)  General Electric
   (6)  Procter & Gamble
   (7)  Coca-Cola
   (8)  Amgen
   (9)  Dell Computer
   (10) PepsiCo
o  % in 10 largest holdings 44.3%
o  Number of holdings 49
o  Price/earnings ratio 20.9
o  Weighted average market capitalization $85.17 billion
o  % of holdings with positive earnings surprises 86.4%
o  % of holdings with negative earnings surprises 12.9%
o  Net assets $62 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER DISCIPLINED LARGE CAP GROWTH FUND:
JUNE 30, 2000-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                     TURNER DISCIPLINED LARGE         RUSSELL TOP 200         S&P 500
                     CAP GROWTH FUND                  GROWTH INDEX            COMPOSITE INDEX
6/30/00                   10000                            10000                   10000
SEP 00                     9655                             9304                    9903
SEP 01                     4626                             5183                    7267
SEP 02                     3445                             3950                    5778
MAR 03                   $ 3691                           $ 4157                  $ 6068

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Disciplined Large Cap Growth Fund is June 14, 2000.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------
PAST ONE YEAR              SINCE INCEPTION
-26.32%                    -29.60%
--------------------------------------------------------------------------------

8  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Large Cap Growth Opportunities Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


 2.5% Producer durables

 6.2% Consumer staples

11.7% Financial services

24.3% Consumer discretionary/services

26.7% Healthcare

30.4% Technology

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TLCGX
o  CUSIP #900297870
o  Top 10 holdings
   (1)  Pfizer
   (2)  Intel
   (3)  Johnson & Johnson
   (4)  Wal-Mart Stores
   (5)  Amgen
   (6)  Dell Computer
   (7)  Procter & Gamble
   (8)  Wyeth
   (9)  Forest Laboratories
   (10) PepsiCo
o  % in 10 largest holdings 33.4%
o  Number of holdings 60
o  Price/earnings ratio 23.9
o  Weighted average market capitalization $54.21 billion
o  % of holdings with positive earnings surprises 81.8%
o  % of holdings with negative earnings surprises 16.9%
o  Net assets $2 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP GROWTH OPPORTUNITIES
FUND:
JANUARY 31, 1997-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                   TURNER LARGE CAP GROWTH               RUSSELL TOP 200
                   OPPORTUNITIES FUND                    GROWTH INDEX               S&P 500 INDEX
1/31/97                   10000                               10000                      10000
SEP 97                    12280                               12013                      12200
SEP 98                    14399                               14166                      13306
SEP 99                    20587                               19019                      17005
SEP 00                    30363                               22233                      19263
SEP 01                    14055                               12386                      14135
SEP 02                    10280                                9439                      11239
MAR 03                  $ 11013                              $ 9934                    $ 11803

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner Large Cap Growth Opportunities Fund is January 31, 1997.
(1) Returns prior to August 17, 2002, represent performance of the Mercury Select Growth Fund, Class I.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS(1)
Periods ending March 31, 2003
--------------------------------------------------------------------------------
PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
-27.52%        -30.77%        -5.58%       1.58%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT  9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with medium market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 1.4% UTILITIES/COMMUNICATION
 1.7% AUTOS/TRANSPORTATION
 3.0% CONSUMER STAPLES
 3.9% MATERIALS/PROCESSING
 4.6% ENERGY
 6.3% PRODUCER DURABLES
10.3% FINANCIAL SERVICES
15.9% TECHNOLOGY
24.8% HEALTHCARE
25.5% CONSUMER DISCRETIONARY/SERVICES

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS BETWEEN SMALL AND LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TMGFX,
   Class I Shares
o  CUSIP #900297409,
   Class I Shares
o  Top 10 holdings
   (1)  Medimmune
   (2)  Gilead Sciences
   (3)  Anthem
   (4)  Laboratory Corp. of America Holdings
   (5)  St. Jude Medical
   (6)  Electronic Arts
   (7)  Lexmark International
   (8)  Starbucks
   (9)  WellPoint Health Networks
   (10) Allergan
o  % in 10 largest holdings 16.2%
o  Number of holdings 117
o  Price/earnings ratio 21.4
o  Weighted average market capitalization $5.04 billion
o  % of holdings with positive earnings surprises 84.3%
o  % of holdings with negative earnings surprises 12.6%
o  Net assets $508 million, Class I Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, CLASS I SHARES:

OCTOBER 31, 1996-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER MIDCAP GROWTH FUND, CLASS I          RUSSELL MID-CAP GROWTH INDEX

10/31/96                      10000                                         10000
SEP 97                        14248                                         13119
SEP 98                        14425                                         11890
SEP 99                        26552                                         16312
SEP 00                        52401                                         26159
SEP 01                        21484                                         12616
SEP 02                        17016                                         10661
MAR 03                      $ 18362                                       $ 11635

 * These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner Midcap Growth Fund (Class I Shares) is October 1, 1996.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------
                PAST      PAST        PAST      SINCE
                ONE YEAR  THREE YEARS FIVE YEARSINCEPTION
Class I Shares  -29.43%    -27.96%    2.35%       9.96%
Class II Shares -29.73%      N/A       N/A       -9.90%
--------------------------------------------------------------------------------


10 TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with small market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 2.2% UTILITIES/COMMUNICATION
 2.4% AUTOS/TRANSPORTATION
 2.4% CONSUMER STAPLES
 4.5% ENERGY
 5.7% PRODUCER DURABLES
 6.6% MATERIALS & PROCESSING
17.3% TECHNOLOGY
17.4% FINANCIAL SERVICES
18.2% HEALTHCARE
19.9% CONSUMER DISCRETIONARY/SERVICES

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TSCEX
o  CUSIP #900297300
o  Top 10 holdings
   (1)  Medicines
   (2)  Cooper
   (3)  Trimeris
   (4)  Medicis Pharmaceutical
   (5)  Respironics
   (6)  Affiliated Managers Group
   (7)  East-West Bancorp
   (8)  Jefferies Group
   (9)  South Financial Group
   (10) American Italian Pasta
o  % in 10 largest holdings 14.4%
o  Number of holdings 132
o  Price/earnings ratio 15.7
o  Weighted average market capitalization $0.87 billion
o  % of holdings with positive earnings surprises 70.7%
o  % of holdings with negative earnings surprises 20.6%
o  Net assets $138 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
FEBRUARY 28, 1994-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

            TURNER SMALL CAP GROWTH FUND      FRANK RUSSELL 2000 GROWTH INDEX
2/28/94            10000                                10000
SEP 94             10303                                 9618
SEP 95             15812                                12328
SEP 96             24103                                13883
SEP 97             28114                                17125
SEP 98             23362                                12873
SEP 99             37179                                17073
SEP 00             58025                                22137
SEP 01             29123                                12709
SEP 02             23485                                10401
MAR 03           $ 24248                              $ 10748

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund is February 7, 1994.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
-32.66%        -27.07%        -4.66%       10.41%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER MICRO CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations of companies included in the lower end of the Russell 2000 Growth Index particularly those under $500 million. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 0.54% CONSUMER STAPLES
 1.6%  MATERIALS/PROCESSING
 1.7%  UTILITIES/COMMUNICATION
 3.7%  AUTOS/TRANSPORTATION
 5.8%  PRODUCER DURABLES
10.6%  ENERGY
10.7%  FINANCIAL SERVICES
16.6%  CONSUMER DISCRETIONARY/SERVICES
19.6%  TECHNOLOGY
21.0%  HEALTHCARE

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALLAND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TMCGX
o  CUSIP #872524301
o  Top 10 holdings
   (1)  FTI Consulting
   (2)  Tractor Supply
   (3)  Patina Oil & Gas
   (4)  Evergreen Resources
   (5)  Oshkosh Truck
   (6)  EDO
   (7)  R&G Financial
   (8)  Penn National Gaming
   (9)  ESCO Technologies
   (10) Anteon International
o  % in 10 largest holdings 22.7%
o  Number of holdings 100
o  Price/earnings ratio 14.7
o  Weighted average market capitalization $0.5 billion
o  % of holdings with positive earnings surprises 72.4%
o  % of holdings with negative earnings surprises 18.7%
o  Net assets $164 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

               TURNER MICRO CAP GROWTH FUND       RUSSELL 2000 GROWTH INDEX
2/28/98                  10000                           10000
SEP 98                    9882                            7625
SEP 99                   21093                           10113
SEP 00                   48308                           13113
SEP 01                   38535                            7528
SEP 02                   38489                            6161
MAR 03                 $ 36519                          $ 6367


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Micro Cap Growth Fund is February 27, 1998.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
-27.69%        -4.89%         27.58%       29.00%
--------------------------------------------------------------------------------


12 TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
UND OBJECTIVE

The Turner Large Cap Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Sub-Adviser, Clover Capital Management, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 4.0% MATERIALS/PROCESSING
 5.2% HEALTHCARE
 5.9% INDUSTRIALS
 9.6% UTILITIES/COMMUNICATION
10.6% TECHNOLOGY
10.9% ENERGY
13.8% CONSUMER DISCRETIONARY/SERVICES
30.9% FINANCIAL SERVICES

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS VALUE]


o  Ticker symbol TLCVX
o  CUSIP #87252R706
o  Top 10 holdings
   (1)  ConocoPhillips
   (2)  Exxon Mobil
   (3)  Morgan Stanley
   (4)  Greenpoint Financial
   (5)  RadioShack
   (6)  Verizon Communications
   (7)  Citigroup
   (8)  Dell Computer
   (9)  Procter & Gamble
   (10) United Parcel Service
o  % in 10 largest holdings 27.7%
o  Number of holdings 73
o  Price/earnings ratio 12.2
o  Weighted average market capitalization $41.32 billion
o  Net assets $4 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP VALUE FUND:
OCTOBER 31, 1997-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                     TURNER LARGE CAP VALUE FUND               S&P 500 INDEX            RUSSELL 1000 VALUE INDEX
10/31/97                        10000                              10000                        10000
SEP 98                           9347                              11284                        10657
SEP 99                          11793                              14421                        12652
SEP 00                          14133                              16336                        13779
SEP 01                          11947                              11988                        12551
SEP 02                           9598                               9531                        10424
MAR 03                        $  9769                            $ 10010                      $ 10830

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Value Fund is October 31, 1997.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

PAST ONE YEAR    PAST THREE YEARS    PAST FIVE YEARS     SINCE INCEPTION

-23.80%          -10.54%             -2.69%              -0.43%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE VALUE FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Core Value Fund (formerly the Midcap Value Fund) seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with medium and small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 3.0% Consumer Staples
 5.1% Materials/processing
 6.4% Technology
 7.1% Energy
13.2% Industrials
15.0% Utilities/communication
15.7% Consumer discretionary/services
32.2% Financial services

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS BETWEEN SMALL AND LARGE AND INVESTMENT STYLE IS VALUE]


o  Ticker symbol CCEVX
o  CUSIP #87252R102
o  Top 10 holdings
   (1)  Greenpoint Financial
   (2)  Hibernia
   (3)  Pioneer Natural Resources
   (4)  Dun & Bradstreet
   (5)  Safeco
   (6)  Banknorth Group
   (7)  Valero Energy
   (8)  Mercury General
   (9)  SCANA
   (10) Reebok International
o  % in 10 largest holdings 28.5%
o  Number of holdings 53
o  Price/earnings ratio 10.6
o  Weighted average market capitalization $4.09 billion
o  Net assets $39 million


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE VALUE FUND:
SEPTEMBER 30, 1992-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER CORE             RUSSELL MIDCAP           RUSSELL 3000         RUSSELL 3000
                    VALUE FUND                VALUE FUND                 INDEX             VALUE INDEX
9/30/92                10000                     10000                   10000                10000
Sep 93                 11129                     12723                   11654                12627
Sep 94                 13452                     12853                   11951                12599
Sep 95                 16868                     16034                   15454                15966
Sep 96                 18732                     18558                   18393                18757
Sep 97                 23683                     26027                   25506                26696
Sep 98                 22262                     25061                   26687                27224
Sep 99                 23627                     27397                   33711                32026
Sep 00                 26857                     30959                   39843                35021
Sep 01                 28065                     30946                   28723                32226
Sep 02                 26278                     29257                   23317                27105
Mar 03               $ 25381                   $ 30055                 $ 24423              $ 28531


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

PAST ONE    PAST THREE    PAST FIVE    PAST TEN    SINCE
YEAR        YEARS         YEARS        YEARS       INCEPTION
-24.87%     -2.99%        -0.93%       9.25%       9.15%
--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Value Fund is December 6, 1991.

14  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


 3.1% CONSUMER STABLES
 4.2% ENERGY
 4.7% HEALTHCARE
 7.4% UTILITIES/COMMUNICATION
 8.5% MATERIALS/PROCESSING
11.2% INDUSTRIALS
16.0% TECHNOLOGY
16.6% CONSUMER DISCRETIONARY/SERVICES
20.6% FINANCIAL SERVICES

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS VALUE

o  Ticker symbol TCSVX
o  CUSIP #87252R300
o  Top 10 holdings
   (1)  Men's Wearhouse
   (2)  Service Corp. International
   (3)  Ohio Casualty Group
   (4)  Acxiom
   (5)  New York Community Bancorp
   (6)  HCC Insurance Holdings
   (7)  Harleysville Group
   (8)  Ciber
   (9)  Wausau-Mosinee Paper
   (10) Hudson United Bancorp
o  % in 10 largest holdings 17.6%
o  Number of holdings 127
o  Price/earnings ratio 11.7
o  Weighted average market capitalization $0.82 billion
o  Net assets $325 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE FUND:
FEBRUARY 29, 1996-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER SMALL CAP      RUSSELL             RUSSELL 2000
                    VALUE FUND            2000 INDEX           Value Index
2/29/96                  10000                 10000               10000
Sep 96                   10838                 10752               10785
Sep 97                   16169                 14320               15385
Sep 98                   12733                 11596               13417
Sep 99                   15511                 13808               14199
Sep 00                   20101                 17037               16381
Sep 01                   22543                 13424               17299
Sep 02                   20584                 12175               17047
Mar 03                 $ 18775               $ 12345             $ 16977


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner Small Cap Value Fund is February 28, 1996.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

   PAST ONE      PAST THREE       PAST FIVE     SINCE
   YEAR          YEARS            YEARS         INCEPTION
   -33.58%       -5.54%           3.11%         9.28%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------



TURNER SMALL CAP VALUE OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Value Opportunities Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for growth and that appear to be trading below their perceived value. Small capitalization companies are defined for this purpose as companies with market capitalization at the time of purchase that is within the range of capitalization represented in the Russell 2000 Value Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 1.3% Autos/transportation
 1.6% Consumer staples
 2.1% Energy
 2.8% Utilities/communication
 9.3% Healthcare
 9.7% Tecnology
11.3% Producer durables
12.6% Materials/processing
17.6% Consumer discretionary/services
25.2% Financial services
--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS VALUE]



o  Ticker symbol TSVOX
o  CUSIP #87252R607
o  Top 10 holdings
   (1)  Intergraph
   (2)  Walter Industries
   (3)  Lyondell Chemical
   (4)  R.H. Donnelley
   (5)  IKON Office Solutions
   (6)  Moore
   (7)  Pittston Brink's Group
   (8)  Hudson City Bancorp
   (9)  Immucor
   (10) Jarden
o  % in 10 largest holdings 28.8%
o  Number of holdings 71
o  Price/earnings ratio 13.5
o  Weighted average market capitalization $1.00 billion
o  Net assets $1 million


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE OPPORTUNITIES FUND:
MARCH 31, 2002-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER SMALL CAP                   FRANK RUSSELL 2000
                    VALUE OPPORTUNITIES FUND             2000 VALUE INDEX

3/31/02                    10000                               10000
SEP 02                      8737                                7705
MAR 03                    $ 8798                              $ 7673

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Opportunities Fund is March 4, 2002.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 -12.02%                -6.21%
--------------------------------------------------------------------------------


16  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Equity Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for long-term growth and that are attractively priced. Small capitalization companies are defined for this purpose as companies that have a market capitalization at the time of purchase that is within the range of market capitalization represented in the Russell 2000 Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 1.8% Autos/transportation
 2.7% Consumer staples
 3.0% Utilities/communication
 3.7% Energy
 9.2% Producer durables
 9.6% Materials/processing
13.4% Healthcare
14.3% Technology
17.3% Consumer discretionary/services
19.9% Financial services

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS BETWEEN VALUE AND GROWTH]


o  Ticker symbol TSEIX
o  CUSIP #87252R714
o  Top 10 holdings
   (1)  Intergraph
   (2)  Walter Industries
   (3)  FTI Consulting
   (4)  R.H. Donnelley
   (5)  Lyondell Chemical
   (6)  Moore
   (7)  Jarden
   (8)  Peoples Bank Bridgeport
   (9)  Brookline Bancorp
   (10) Lousiana-Pacific
o  % in 10 largest holdings 28.7%
o  Number of holdings 74
o  Price/earnings ratio 14.0
o  Weighted average market capitalization $0.94 billion
o  Net assets $9 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:
MARCH 31, 2002-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                               TURNER SMALL CAP               RUSSELL 2000
                               EQUITY FUND                    INDEX
3/31/02                            10000                          10000
Sep 02                              8789                           7203
Mar 03                            $ 8749                         $ 7303


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund is March 4, 2002.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 -12.50%                -6.94%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 17

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Technology Fund seeks long-term capital appreciation. It invests in common stock of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven technology related products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


99.4% TECHNOLOGY

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TTECX
o  CUSIP #87252R870
o  Top 10 holdings
   (1)  Dell Computer
   (2)  Intel
   (3)  Corning
   (4)  Gilead Sciences
   (5)  Trimeris
   (6)  Micron Technology
   (7)  VeriSign
   (8)  Network Appliance
   (9)  Maxim Integrated Products
   (10) National Semiconductor
o  % in 10 largest holdings 36.2%
o  Number of holdings 39
o  Price/earnings ratio 26.3
o  Weighted average market capitalization $11.84 billion
o  % of holdings with positive earnings surprises 73.0%
o  % of holdings with negative earnings surprises 27.0%
o  Net assets $12 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER                 PACIFIC STOCK EXCHANGE        GOLDMAN SACHS TECHNOLOGY
                  TECHNOLOGY FUND        TECHNOLOGY 100 INDEX          COMPOSITE INDEX
6/30/99                10000                     10000                        10000
Sep 99                 14060                     10467                        10523
Sep 00                 35059                     17345                        14251
Sep 01                  6619                      8652                         4972
Sep 02                  4110                      6470                         3240
Mar 03               $  4462                   $  7667                       $ 3943

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Technology Fund is June 30, 1999.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

PAST ONE YEAR       PAST THREE YEARS    SINCE INCEPTION
-48.19%             -49.13%             -19.36%
--------------------------------------------------------------------------------

18  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Concentrated Growth Fund seeks long-term capital appreciation. It invests in common stock and other equity securities of companies, regardless of their market capitalization, that Turner believes have strong earnings potential. The Fund will contain a total of 15-30 stocks representing Turner's favorite investment ideas. While it will not concentrate its investments in any one industry, the Fund may, from time to time, have a significant exposure to one or more sectors of the economy such as the technology sector. In addition, the Fund's adviser may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

4.3% Producer durables
5.4% Financial services
7.2% Energy
17.9% Consumer discretionary/services
19.3% Healthcare
44.6% Technology

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TTOPX
o  CUSIP #87252R862
o  Top 10 holdings
   (1)  Dell Computer
   (2)  Intel
   (3)  Johnson & Johnson
   (4)  Citigroup
   (5)  Amgen
   (6)  Northrop Grumman
   (7)  Univision Communications
   (8)  BJ Services
   (9)  Clear Channel Communications
   (10) National Semiconductor
o  % in 10 largest holdings 47.5%
o  Number of holdings 28
o  Price/earnings ratio 24.5
o  Weighted average market capitalization $38.4 billion
o  % of holdings with positive earnings surprises 72.7%
o  % of holdings with negative earnings surprises 27.3%
o  Net assets $28 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

              TURNER CONCENTRATED    S&P 500               NASDAQ 100
              GROWTH FUND            COMPOSITE INDEX       INDEX
6/30/99              10000                10000               10000
Sep 99               13990                 9375               10485
Sep 00               27782                10620               15553
Sep 01                8223                 7793                5092
Sep 02                5754                 6196                3631
Mar 03              $ 5940              $  6508              $ 4448

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Technology Fund is June 30, 1999.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

PAST ONE YEAR       PAST THREE YEARS     SINCE INCEPTION
-41.49%             -40.34%              -12.97%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 19

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner New Enterprise Fund seeks long-term capital appreciation. The Fund invests primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



 3.0% Autos/transportation
 5.3% Producer durables
 6.4% Financial services
16.6% Consumer discretionary/services
17.2% Healthcare
50.8% Technology

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS BETWEEN SMALL AND LARGE AND INVESTMENT STYLE IS BETWEEN VALUE AND GROWTH]


o  Ticker symbol TBTBX
o  CUSIP #87252R797
o  Top 10 holdings
   (1)  Avid Technology
   (2)  Corning
   (3)  Fairchild Semiconductor International
   (4)  Nortel Networks
   (5)  Medicines
   (6)  National Semiconductor
   (7)  Cypress Semiconductor
   (8)  Medimmune
   (9)  Network Appliance
   (10) St. Jude Medical
o  % in 10 largest holdings 38.3%
o  Number of holdings 34
o  Price/earnings ratio 26.0
o  Weighted average market capitalization $7.95 billion
o  % of holdings with positive earnings surprises 72.5%
o  % of holdings with negative earnings surprises 24.7%
o  Net assets $4 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                      TURNER NEW               NASDAQ
                      ENTERPRISE FUND          COMPOSITE INDEX
6/30/00                    10000                    10000
Sep 00                     12520                     9264
Sep 01                      3290                     3792
Sep 02                      2270                     2976
Mar 03                    $ 2670                   $ 3413

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund is June 30, 2000.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 -38.48%                -38.13%
--------------------------------------------------------------------------------


20  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Financial Services Fund seeks long-term capital appreciation. It invests in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Adviser believes have above average growth potential or that are undervalued. The Adviser also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund's holdings will be concentrated in the Financial Services industry.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

96.5% Financial services

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGEL AND INVESTMENT STYLE IS BETWEEN VALUE AND GROWTH]


o  Ticker symbol TFFIX
o  CUSIP #87252R698
o  Top 10 holdings
   (1)  Legg Mason
   (2)  Citigroup
   (3)  Bank of America
   (4)  Goldman Sachs Group
   (5)  First Data
   (6)  Lehman Brothers Holdings
   (7)  American Express
   (8)  Wells Fargo
   (9)  Franklin Resources
   (10) Affiliated Managers Group
o  % in 10 largest holdings 47.9%
o  Number of holdings 28
o  Price/earnings ratio 12.9
o  Weighted average market capitalization $32.39 billion
o  % of holdings with positive earnings surprises 75.6%
o  % of holdings with negative earnings surprises 24.4%
o  Net assets $11 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER FINANCIAL SERVICES FUND:
MAY 31, 1996-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                     TURNER FINANCIAL             S&P 500
                     SERVICES FUND                FINANCIAL INDEX
5/31/96                    10000                      10000
Sep 96                     10752                      10939
Sep 97                     16893                      17212
Sep 98                     14579                      16772
Sep 99                     17684                      19625
Sep 00                     24439                      26264
Sep 01                     19326                      22736
Sep 02                     17204                      19412
Mar 03                   $ 17370                    $ 19791

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Financial Services Fund is May 22, 1996.

(1) Returns prior to November 12, 2001, represent performance of the Titan Financial Services Fund.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS(1)
Periods ending March 31, 2003
--------------------------------------------------------------------------------

   PAST ONE      PAST THREE      PAST FIVE      SINCE
   YEAR          YEARS           YEARS          INCEPTION
   -23.42%       -6.40%          -2.84%         8.40%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 21

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER HEALTHCARE & BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Healthcare & Biotechnology Fund seeks long-term capital appreciation. It invests in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings will be concentrated in the healthcare industry.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



95.6% Healthcare & Biotechnology

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2000

[GRAPHIC SHOWING MARKET CAPITALIZATION IS BETWEEN SMALL AND LARGE AND INVESTMENT STYLE IS BETWEEN VALUE AND GROWTH]


o  Ticker symbol THBCX
o  CUSIP #87252R755
o  Top 10 holdings
   (1)  Wyeth
   (2)  Gilead Sciences
   (3)  Amgen
   (4)  Johnson & Johnson
   (5)  Pharmacia
   (6)  Medimmune
   (7)  Forest Laboratories
   (8)  HCA
   (9)  Pharmaceutial Resources
   (10) UnitedHealth Group
o  % in 10 largest holdings 44.3%
o  Number of holdings 39
o  Price/earnings ratio 19.9
o  Weighted average market capitalization $24.16 billion
o  % of holdings with positive earnings surprises 84.5%
o  % of holdings with negative earnings surprises 13.7%
o  Net assets $10 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HEALTHCARE & BIOTECHNOLOGY FUND:
FEBRUARY 28, 2001-MARCH 31, 2003*
[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                       TURNER HEALTHCARE &         S&P 500
                       BIOTECHNOLOGY FUND          HEALTHCARE INDEX
2/28/01                      10000                      10000
Sep 01                       11151                       9467
Sep 02                        9851                       7393
Mar 03                     $ 10321                     $ 7858


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Healthcare & Biotechnology Fund is February 28, 2001.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 -14.17%                1.53%
--------------------------------------------------------------------------------


22  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TAX MANAGED U.S. EQUITY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Tax Managed U.S. Equity Fund seeks long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distribution to shareholders. In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 2.7% Autos/transportation
 3.4% Producer durables
 3.9% Materials/processing
 6.6% Energy
 7.1% Utilities/communications
 8.7% Consumer staples
14.0% Technology
15.7% Healthcare
15.7% Consumer discretionary/services
20.5% Financial services

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITILIZATION IS LARGE AND INVESTMENT STYLE GROWTH]


o  Ticker symbol TTMEX
o  CUSIP #87252R748
o  Top 10 holdings
   (1)  Citigroup
   (2)  Pharmacia
   (3)  Microsoft
   (4)  PepsiCo
   (5)  Wal-Mart Stores
   (6)  Intel
   (7)  Johnson & Johnson
   (8)  Procter & Gamble
   (9)  Bank of America
   (10) Verizon Communications
o  % in 10 largest holdings 27.6%
o  Number of holdings 88
o  Price/earnings ratio 18.8
o  Weighted average market capitalization $63.27 billion
o  % of holdings with positive earnings surprises 85.0%
o  % of holdings with negative earnings surprises 13.9%
o  Net assets $5 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TAX MANAGED U.S. EQUITY FUND:
FEBRUARY 28, 2001-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER TAX MANAGED              S&P 500
                  U.S. EQUITY FUND                INDEX
2/28/01                10000                       10000
Sep 01                  8181                        8459
Sep 02                  6291                        6726
Mar 03                $ 6601                      $ 7064

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Tax Managed U.S. Equity Fund is February 28, 2001.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

 PAST ONE YEAR               SINCE INCEPTION
 -26.42%                     -18.08%
--------------------------------------------------------------------------------

                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 23

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER STRATEGIC VALUE AND HIGH INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Strategic Value & High Income Fund seeks total return through a combination of long-term capital growth and high current income. The Fund is a "fund of funds", which means that it invests substantially all of its assets in shares of other Turner Funds rather than in individual securities. As a fund of funds, the Fund pursues its goal by investing substantially all of its assets in shares of the Turner Small Cap Equity Fund, the Turner Small Cap Value Opportunities Fund, the Turner High Yield Fund and the Turner Ultra Short Duration Fixed Income Fund. As a result, the investment performance of the Fund is directly related to the performance of the underlying funds. As of March 31, 2003 the Turner Strategic Value & High Income Fund was investing 50% of its assets in each of the Small Cap Value Opportunities Fund and High Yield Bond Fund.

--------------------------------------------------------------------------------
CURRENT INVESTMENT WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



51.2% Turner High Yield Fund

48.8% Turner Small Cap Value Opportunities Fund




--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING MARKET CAPITALIZATION IS BETWEEN SMALL AND LARGE AND INVESTMENT STYLE IS BLEND]


o  Ticker symbol TSVIX
o  CUSIP #900297862
o  2 holdings
   (1) Turner High Yield Fund
   (2) Turner Small Cap Value Opportunities Fund
o  % in 2 holdings 100.0%
o  Number of holdings 2
o  Net assets $58 thousand

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER STRATEGIC VALUE AND HIGH INCOME
FUND:
OCTOBER 31, 2002-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                        TURNER STRATEGIC VALUE         S&P 500
                        & HIGH INCOME FUND             COMPOSITE INDEX
10/31/02                      10000                         10000
Mar 03                      $ 10416                        $ 9652

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Strategic Value and High Income Fund is October 31, 2002.


--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2003
--------------------------------------------------------------------------------

SINCE INCEPTION
4.15%
--------------------------------------------------------------------------------


24  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Core Fixed Income Fund seeks high current income consistent with reasonable risk to capital. The Fund invests primarily in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. In selecting investments for the Fund, the Sub-Adviser, Clover Capital Management, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



 5.7% Agency debt
15.4% Treasury securities
33.2% Mortgage-backed securities
43.6% Corporate bonds

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND INVESTMENT STYLE IS BETWEEN SHORT AND LONG]


o  Ticker symbol TCFIX
o  CUSIP #87252R201
o  Top 10 holdings
   (1)  FHLMC CMO/REMIC Ser 2522, Cl PB, 4.750%, 11/15/14
   (2)  U.S. Treasury Bonds, 7.250%, 05/15/16
   (3)  U.S. Treasury Bonds, 7.500%, 11/15/16
   (4)  SLMA, 6.470%, 10/03/22
   (5)  Wal-Mart Stores, 6.875%, 08/10/09
   (6)  Natural Fuel Gas, Ser D, MTN, 6.303%, 05/27/08
   (7)  Emerson Electric, 7.125%, 08/15/10
   (8)  Dial, 7.000%, 08/15/06
   (9)  Pioneer Natural Resources, 8.875%, 04/15/05
   (10) GNMA Pool #781096, 6.500%, 12/15/28
o  % in 10 largest holdings 42.0%
o  Number of holdings 51 n Average effective duration 4.5 years
o  Average maturity 6.09 years
o  Average yield to maturity 3.8%
o  Average credit quality AA3
o  Net assets $41 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE FIXED INCOME FUND:
SEPTEMBER 30, 1992-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER CORE FIXED              LEHMAN AGGREGATE
                    INCOME FUND                    BOND INDEX
9/30/92                  10000                          10000
Sep 93                   11106                          10998
Sep 94                   10806                          10644
Sep 95                   12300                          12141
Sep 96                   12938                          12734
Sep 97                   14184                          13974
Sep 98                   15789                          15581
Sep 99                   15508                          15524
Sep 00                   16627                          16609
Sep 01                   18620                          18760
Sep 02                   20268                          20373
Mar 03                 $ 20562                        $ 20980


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Fixed Income Fund is December 6, 1991.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

PAST ONE    PAST THREE    PAST FIVE    PAST TEN    SINCE
YEAR        YEARS         YEARS        YEARS       INCEPTION
10.50%      8.86%         6.85%        6.97%       7.46%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 25

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER TOTAL RETURN FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Total Return Fixed Income Fund seeks current income and capital appreciation, an objective that emphasizes total return rather than just yield alone. It invests in investment-grade fixed-income securities, including U.S. government, corporate, mortgage-backed and asset-backed securities.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 0.2% Technology
 0.3% Material & Processing
 0.5% Utility/communications
 0.7% Consumer discretion
 0.9% Financial services
 2.5% Mortgaged-backed securities
92.6% Treasury securities

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND INVESTMENT STYLE IS BETWEEN SHORT AND LONG]


o  Ticker symbol THQFX
o  CUSIP #87252R847
o  Top 10 holdings
   (1)  U.S. Treasury Bills, 1.085%, 05/15/03
   (2)  U.S. Treasury Notes, 3.875%, 02/15/13
   (3)  U.S. Treasury Notes, 4.000%, 11/15/12
   (4)  U.S. Treasury Notes, 3.000%, 02/15/08
   (5)  GNMA Pool #780327, 8.000%, 11/15/17
   (6)  FNMA CMO/REMIC Ser G93-31, Cl PK, 6.650%, 06/25/21
   (7)  Goldman Sachs Mortgage Securities II, Ser 1998-C1, Cl A1, 6.060%,
        10/18/30
   (8)  CIT Group, 7.750%, 04/02/12
   (9)  Goldman Sachs, 5.700%, 09/01/12
   (10) General Electric, 5.000%, 02/01/13
o  % in 10 largest holdings 95.6%
o  Number of holdings 21 n Average effective duration 4.15 years
o  Average maturity 5.00 years
o  Average yield to maturity 2.61%
o  Average credit quality Treasury
o  Convexity 0.19 n Net assets $7 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TOTAL RETURN FIXED INCOME FUND:
JUNE 30, 1999-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER TOTAL RETURN                  LEHMAN AGGREGATE
                  FIXED INCOME FUND                    BOND INDEX
6/30/99                10000                                10000
Sep 99                 10047                                10068
Sep 00                 10748                                10772
Sep 01                 12024                                12167
Sep 02                 12859                                13214
Mar 03                $12950                               $13607


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Total Return Fixed Income Fund is June 30, 1999.

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

   PAST ONE      PAST THREE      SINCE
   YEAR          YEARS           INCEPTION
   7.66%         7.92%           7.14%
--------------------------------------------------------------------------------



26  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER HIGH YIELD FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner High Yield Fund seeks high current income and capital appreciation. It invests primarily in fixed income securities rated below investment grade.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 1.0% Financial Services
 1.5% Real Estate
 5.5% Techology
 6.2% Consumer Staples
 6.8% Healthcare
 6.9% Energy
 7.3% Auto's and Transportation
14.1% Consumer Discretion
14.3% Utilities and Communications
26.7% Materials and Processing

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING CREDIT QUALITY IS LOW AND INVESTMENT STYLE IS BETWEEN SHORT AND LONG]

o  Ticker symbol PCSHX
o  CUSIP #872524707
o  Top 10 holdings
   (1)  Ferrellgas Partners, 8.750%, 06/15/12
   (2)  Ameripath, 10.500%, 04/01/13
   (3)  JC Penney, 8.000%, 03/01/10
   (4)  Radnor Holdings, 11.000%, 03/15/10
   (5)  Georgia-Pacific, 9.500%, 12/01/11
   (6)  Briggs & Stratton, 8.875%, 03/15/11
   (7)  Jefferson Smurfit Container, 8.250%, 10/01/12
   (8)  Echostar DBS, 9.375%, 02/01/09
   (9)  Freeport-McMoran, 10.125%, 02/01/10
   (10) Stena, 9.625%, 12/01/12
o  % in 10 largest holdings 23.4%
o  Number of holdings 61
o  Average effective duration 4.38 years
o  Average maturity 5.76 years
o  Average yield to maturity 9.28%
o  Average credit quality Agency B1
o  Net assets $10 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HIGH YIELD FUND:
FEBRUARY 28, 1998-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER HIGH YIELD             MERRILL LYNCH HIGH
                  BOND FUND                     YIELD, CASH PAY INDEX
2/28/98                 10000                          10000
Sep 98                   9278                           9895
Sep 99                  10080                          10265
Sep 00                  10137                          10391
Sep 01                   7739                          10045
Sep 02                   7116                           9825
Mar 03                 $ 7867                         $11204

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner High Yield Fund is February 27, 1998.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

   PAST ONE      PAST THREE      PAST FIVE      SINCE
   YEAR          YEARS           YEARS          INCEPTION
   0.66%         -11.60%         -5.41%         -4.61%
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 27

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER ULTRA SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Ultra Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury note.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 2.2% Asset-backed securities
 4.5% Agency debt
 4.5% Treasury securities
85.7% Mortgage-backed securities

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND INVESTMENT STYLE IS SHORT]



o  Ticker symbol TSDOX, Class I Shares
o  CUSIP #872524103, Class I Shares
o  Top 10 holdings
   (1)  U.S. Treasury Notes, 5.625%, 02/15/06
   (2)  FHLMC CMO/REMIC Ser 2391, Cl PJ, 5.250%, 09/15/23
   (3)  FHLMC CMO/REMIC Ser 2298, Cl PC, 6.500%, 10/15/26
   (4)  GNMA CMO/REMIC Ser 2002-48, Cl FG, 1.580%, 12/16/30
   (5)  FNMA CMO/REMIC Ser 2001-20, Cl TC, 6.000%, 05/25/27
   (6)  FHLMC CMO/REMIC Ser 2398, Cl DB, 5.500%, 06/15/20
   (7)  FNMA CMO/REMIC Ser 2001-35, Cl AK, 6.000%, 07/25/26
   (8)  FNMA CMO/REMIC Ser 2001-72, Cl NB, 5.000%, 06/25/21
   (9)  FNMA CMO/REMIC Ser 2002-36, Cl PL, 5.500%, 12/25/21
   (10) FNMA CMO/REMIC Ser 2001-53, Cl PE, 6.500%, 10/25/24
o  % in 10 largest holdings 30.9%
o  Number of holdings 139
o  Average effective duration 0.46 years
o  Average maturity 0.80 years
o  Average yield to maturity 2.46%
o  Average credit quality Agency
o  Convexity 0.1
o  Net assets $600 million, Class I Share

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:

MARCH 31, 1994-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

              TURNER ULTRA SHORT DURATION           MERRILL LYNCH 3-MONTH
              FIXED INCOME FUND, CLASS I            U.S. TREASURY BILL INDEX
3/1/94                   10000                               10000
Sep 94                   10231                               10235
Sep 95                   10935                               10837
Sep 96                   11704                               11431
Sep 97                   12428                               12047
Sep 98                   13201                               12693
Sep 99                   13906                               13289
Sep 00                   14788                               14058
Sep 01                   15836                               14824
Sep 02                   16304                               15123
Mar 03                  $16387                              $15234


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Ultra Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

                   PAST ONE    PAST THREE    PAST FIVE   SINCE
                   YEAR        YEARS         YEARS       INCEPTION

Class I Shares     2.15%       4.66%         5.05%        5.59%
Class II Shares    1.80%       4.33%         4.76%        4.74%
--------------------------------------------------------------------------------


28  TURNER FUNDS 2003 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest rate risk by maintaining an average effective duration no greater than that of a three-year Treasury Bill.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

 0.1% Consumer discretion
 0.1% Agency debt
 0.5% Utility/communications
 4.2% Asset-backed securities
 4.5% Treasury securities
 6.6% Financial services
74.9% Mortgage-backed securities

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2003

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND MATURITY AVERAGE  IS SHORT]




o  Ticker symbol TSDGX, Class I Shares
o  CUSIP #872524202, Class I Shares
o  Top 10 holdings
   (1)  U.S. Treasury Notes, 3.000%, 02/15/08
   (2)  FHLMC CMO/REMIC Ser 2459, Cl GB, 5.500%, 07/15/21
   (3)  FNMA TBA, 4.500%, 06/15/18
   (4)  FHLMC CMO/REMIC Ser 2590, Cl UL, 3.750%, 03/15/32
   (5)  SLMA, 1.439%, 09/15/05
   (6)  FHLMC CMO/REMIC Ser 2484, Cl PA, 6.000%, 04/15/22
   (7)  FHLMC CMO/REMIC Ser 2454, Cl GM, 6.000%, 05/15/32
   (8)  FNMA CMO/REMIC Ser 2001-53, Cl PE, 6.500%, 10/25/24
   (9)  FNMA CMO/REMIC Ser 2002-37, Cl AC, 6.000%, 04/25/29
   (10) FHLMC CMO/REMIC Ser 2425, Cl JB, 6.000%, 08/15/06
o  % in 10 largest holdings 26.5%
o  Number of holdings 126
o  Average effective duration 1.14 years
o  Average maturity 1.53 years
o  Average yield to maturity 2.83%
o  Average credit quality Agency
o  Convexity (0.1)
o  Net assets $297 million, Class I Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:

MARCH 31, 1994-MARCH 31, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER SHORT DURATION
                    FIXED INCOME FUND,             LEHMAN 1-3 YEAR US
                    CLASS I SHARES                 GOVERNMENT BOND INDEX
3/1/94                   10000                            10000
Sep 94                   10089                            10049
Sep 95                   10976                            10871
Sep 96                   11637                            11488
Sep 97                   12463                            12279
Sep 98                   13469                            13253
Sep 99                   13858                            13676
Sep 00                   14690                            14475
Sep 01                   16063                            16019
Sep 02                   16817                            16956
Mar 03                  $16978                           $17231

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.


--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2003
--------------------------------------------------------------------------------

                   PAST ONE    PAST THREE    PAST FIVE     SINCE
                   YEAR        YEARS         YEARS         INCEPTION

Class I Shares     4.82%       6.31%         5.72%          6.00%
Class II Shares    4.56%       6.06%          N/A           6.61%
--------------------------------------------------------------------------------

                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--97.3%
-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.9%
-----------------------------------------------------------
Omnicom Group                            10,520  $     570
                                                 ----------
Total Advertising & related services                   570
                                                 ----------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--6.8%
-----------------------------------------------------------
Coca-Cola                                53,290      2,157
PepsiCo                                  50,870      2,035
                                                 ----------
Total Beverage manufacturing                         4,192
                                                 ----------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.5%
-----------------------------------------------------------
USA Interactive*                         35,300        946
                                                 ----------
Total Cable networks & program
    distribution                                       946
                                                 ----------

-----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--0.9%
-----------------------------------------------------------
Apollo Group, Cl A*                      11,280        563
                                                 ----------
Total Colleges, universities &
    professional schools                               563
                                                 ----------

-----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY MACHINERY
    MANUFACTURING--0.8%
-----------------------------------------------------------
3M                                        3,740        486
                                                 ----------
Total Commercial & service industry
    machinery manufacturing                            486
                                                 ----------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--4.1%
-----------------------------------------------------------
Cisco Systems*                          126,460      1,641
Qualcomm                                 24,450        882
                                                 ----------
Total Communications equipment
    manufacturing                                    2,523
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--4.8%
-----------------------------------------------------------
Dell Computer*                           75,820      2,070
EMC*                                    125,820        910
                                                 ----------
Total Computer & peripheral equipment
    manufacturing                                    2,980
                                                 ----------



                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DATA PROCESSING SERVICES--3.2%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*      16,060  $     711
First Data                               33,990      1,258
                                                 ----------
Total Data processing services                       1,969
                                                 ----------

-----------------------------------------------------------
DEPARTMENT STORES--6.0%
-----------------------------------------------------------
Kohl's*                                  18,190      1,029
Wal-Mart Stores                          51,860      2,698
                                                 ----------
Total Department stores                              3,727
                                                 ----------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.9%
-----------------------------------------------------------
Citigroup                                52,270      1,801
                                                 ----------
Total Depository credit intermediation               1,801
                                                 ----------

-----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--3.6%
-----------------------------------------------------------
General Electric                         88,620      2,260
                                                 ----------
Total Electrical equipment manufacturing             2,260
                                                 ----------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.9%
-----------------------------------------------------------
eBay*                                     6,530        557
                                                 ----------
Total Electronic shopping &
    mail-order houses                                  557
                                                 ----------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.2%
-----------------------------------------------------------
Best Buy*                                27,500        742
                                                 ----------
Total Electronics & appliance stores                   742
                                                 ----------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.3%
-----------------------------------------------------------
Nike, Cl B                               15,400        792
                                                 ----------
Total Footwear manufacturing                           792
                                                 ----------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.2%
-----------------------------------------------------------
HCA                                      17,980        744
                                                 ----------
Total General medical & surgical hospitals             744
                                                 ----------

-----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.7%
-----------------------------------------------------------
Sysco                                    16,430        418
                                                 ----------
Total Grocery & related
    product wholesalers                                418
                                                 ----------


30 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.2%
-----------------------------------------------------------
Walgreen                                 25,620  $     755
                                                 ----------
Total Health & personal care stores                    755
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--0.9%
-----------------------------------------------------------
Yahoo*                                   22,490        540
                                                 ----------
Total Information services                             540
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--1.5%
-----------------------------------------------------------
UnitedHealth Group                        9,870        905
                                                 ----------
Total Insurance carriers                               905
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.8%
-----------------------------------------------------------
Boston Scientific*                        9,860        402
St. Jude Medical*                        14,600        712
                                                 ----------
Total Medical equipment &
    supplies manufacturing                           1,114
                                                 ----------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.3%
-----------------------------------------------------------
Clear Channel Communications*            23,660        802
                                                 ----------
Total Motion picture & video industries                802
                                                 ----------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.0%
-----------------------------------------------------------
American Express                         38,010      1,263
                                                 ----------
Total Nondepository credit
    intermediation                                   1,263
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--22.9%
-----------------------------------------------------------
Amgen*                                   36,520      2,102
Forest Laboratories*                     23,220      1,253
Johnson & Johnson                        56,900      3,293
Medimmune*                               16,570        544
Pfizer                                  170,237      5,305
Wyeth                                    44,800      1,694
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                   14,191
                                                 ----------



                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.3%
-----------------------------------------------------------
Southwest Airlines                       56,860  $     816
                                                 ----------
Total Scheduled air transportation                     816


-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.7%
-----------------------------------------------------------
Charles Schwab                           59,730        431
Goldman Sachs Group                      14,060        957
Lehman Brothers Holdings                 15,560        899
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                       2,287
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--12.7%
-----------------------------------------------------------
Analog Devices*                          26,500        729
Applied Materials*                       93,580      1,177
Intel                                   183,670      2,990
Maxim Integrated Products                23,600        852
Micron Technology*                       93,300        760
Tyco International                       40,400        520
Xilinx*                                  37,050        867
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                          7,895
                                                 ----------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--3.6%
-----------------------------------------------------------
Procter & Gamble                         25,370      2,259
                                                 ----------
Total Soap, cleaners & toilet preparation
    manufacturing                                    2,259
                                                 ----------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--2.4%
-----------------------------------------------------------
Electronic Arts*                         15,540        911
SAP ADR                                  30,290        575
                                                 ----------
Total Software publishers                            1,486
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--1.2%
-----------------------------------------------------------
Nortel Networks                         361,150        751
                                                 ----------
Total Telecommunications                               751
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $59,255)                                  60,334
-----------------------------------------------------------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                   Face Amount       Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--1.7%
-----------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $1,073,256 (collateralized by
    U.S. Government obligations,
    total market value $1,094,691)       $1,073   $  1,073

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $1,073)                                    1,073
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--99.0%
    (COST $60,328)                                  61,407
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.0%
-----------------------------------------------------------
Payable due to investment adviser                      (21)
Payable due to administrator                            (8)
Other assets and liabilities, net                      657

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                628
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 16,549,594 outstanding shares
    of beneficial interest                         102,735
Undistributed net investment income                      3
Accumulated net realized loss
    on investments                                 (41,782)
Net unrealized appreciation
    on investments                                   1,079

------------------------------------------------------------
TOTAL NET ASSETS--100%                              $62,035
------------------------------------------------------------
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                   $3.75
------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


32 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--100.8%
-----------------------------------------------------------
BEVERAGE MANUFACTURING--4.1%
-----------------------------------------------------------
Coca-Cola                                   900  $      36
PepsiCo                                     920         37
                                                 ----------
Total Beverage manufacturing                            73
                                                 ----------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.6%
-----------------------------------------------------------
USA Interactive*                          1,060         28
                                                 ----------
Total Cable networks & program distribution             28
                                                 ----------

-----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.0%
-----------------------------------------------------------
Apollo Group, Cl A*                         330         17
                                                 ----------
Total Colleges, universities &
    professional schools                                17
                                                 ----------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.3%
-----------------------------------------------------------
Qualcomm                                    670         24
                                                 ----------
Total Communications equipment
    manufacturing                                       24
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--5.8%
-----------------------------------------------------------
Dell Computer*                            2,140         58
EMC*                                      3,550         26
Network Appliance*                        1,690         19
                                                 ----------
Total Computer & peripheral equipment
    manufacturing                                      103
                                                 ----------

-----------------------------------------------------------
DATA PROCESSING SERVICES--4.1%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*         450         20
First Data                                  790         29
Fiserv*                                     760         24
                                                 ----------
Total Data processing services                          73
                                                 ----------

-----------------------------------------------------------
DEPARTMENT STORES--5.7%
-----------------------------------------------------------
Kohl's*                                     570         32
Wal-Mart Stores                           1,332         70
                                                 ----------
Total Department stores                                102
                                                 ----------


-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.3%
-----------------------------------------------------------
Citigroup                                   980 $       34
Commerce Bancorp                            600         24
                                                 ----------
Total Depository credit intermediation                  58
                                                 ----------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.1%
-----------------------------------------------------------
Amazon.com*                                 850         22
eBay*                                       190         16
                                                 ----------
Total Electronic shopping &
    mail-order houses                                   38
                                                 ----------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.4%
-----------------------------------------------------------
CDW Computer Centers*                       600         25
                                                 ----------
Total Electronics & appliance stores                    25
                                                 ----------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.6%
-----------------------------------------------------------
Nike, Cl B                                  550         28
                                                 ----------
Total Footwear manufacturing                            28
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
-----------------------------------------------------------
Lam Research*                             1,400         16
                                                 ----------
Total Industrial machinery manufacturing                16
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--2.1%
-----------------------------------------------------------
Juniper Networks*                         2,700         22
Yahoo*                                      680         16
                                                 ----------
Total Information services                              38
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--1.3%
-----------------------------------------------------------
Anthem*                                     350         23
                                                 ----------
Total Insurance carriers                                23
                                                 ----------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.5%
-----------------------------------------------------------
Starbucks*                                1,000         26
                                                 ----------
Total Limited-service eating places                     26
                                                 ----------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.1%
-----------------------------------------------------------
Laboratory Corp. of America Holdings*       660         20
                                                 ----------
Total Medical & diagnostic laboratories                 20
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.6%
-----------------------------------------------------------
St. Jude Medical*                           580  $      28
                                                 ----------
Total Medical equipment &
    supplies manufacturing                              28
                                                 ----------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--3.3%
-----------------------------------------------------------
Clear Channel Communications*               900         30
Pixar*                                      510         28
                                                 ----------
Total Motion picture & video industries                 58
                                                 ----------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.6%
-----------------------------------------------------------
American Express                            880         29
                                                 ----------
Total Nondepository credit intermediation               29
                                                 ----------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--1.5%
-----------------------------------------------------------
Corning*#                                 4,550         27
                                                 ----------
Total Other electrical equipment &
    component manufacturing                             27
                                                 ----------

-----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.0%
-----------------------------------------------------------
Coach*#                                     440         17
                                                 ----------
Total Other leather & allied product
    manufacturing                                       17
                                                 ----------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.5%
-----------------------------------------------------------
International Game Technology*              320         26
                                                 ----------
Total Other miscellaneous manufacturing                 26
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--21.0%
-----------------------------------------------------------
Amgen*                                    1,110         64
Cephalon*                                   610         24
Forest Laboratories*                        700         38
Gilead Sciences*                            400         17
Johnson & Johnson                         1,390         80
Medimmune*                                  690         23
Pfizer                                    2,867         89
Wyeth                                     1,000         38
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                      373
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.6%
-----------------------------------------------------------
Univision Communications, Cl A*           1,170   $     29
                                                 ----------
Total Radio & television broadcasting                   29
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.8%
-----------------------------------------------------------
Charles Schwab                            2,860         21
Goldman Sachs Group                         430         29
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                          50
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
  MANUFACTURING--19.3%
-----------------------------------------------------------
Analog Devices*                             990         27
Applied Materials*                        2,360         30
Broadcom, Cl A*                           1,200         15
Flextronics International*                1,900         17
Intel                                     5,210         85
JDS Uniphase*                             9,800         28
Micron Technology*                        3,500         29
National Semiconductor*                   1,050         18
Nvidia*                                   1,400         18
Sanmina-SCI*                              5,500         22
Silicon Laboratories*                       970         25
Xilinx*                                   1,300         30
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                            344
                                                 ----------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.1%
-----------------------------------------------------------
Procter & Gamble                            430         38
                                                 ----------
Total Soap, cleaners & toilet preparation
    manufacturing                                       38
                                                 ----------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--3.7%
-----------------------------------------------------------
Electronic Arts*                            455         26
Mercury Interactive*                        600         18
SAP ADR                                   1,150         22
                                                 ----------
Total Software publishers                               66
                                                 ----------


34 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
TELECOMMUNICATIONS--0.9%
-----------------------------------------------------------
Nortel Networks                           8,700  $      17
                                                 ----------
Total Telecommunications                                17
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $1,726)                                    1,794
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--1.8%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                   31

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $31)                                          31
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--102.6%
    (COST $1,757)                                    1,825
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(2.6)%
-----------------------------------------------------------
Obligation to return securities
    lending collateral                                 (31)
Other assets and liabilities, net                      (15)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (46)
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 252,020 outstanding shares
    of beneficial interest                        $ 15,771
Accumulated net investment loss                        (14)
Accumulated net realized loss
    on investments                                 (14,046)
Net unrealized appreciation
    on investments                                      68

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $1,779
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $7.06
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003. ADR - American depository receipt Cl - Class The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--97.6%
-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
-----------------------------------------------------------
Getty Images*                           104,010   $  2,856
Interpublic Group                       340,900      3,170
                                                 ----------
Total Advertising & related services                 6,026
                                                 ----------

-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION &
    MINING MACHINERY
    MANUFACTURING--0.9%
-----------------------------------------------------------
Cooper Cameron*                          91,120      4,511
                                                 ----------
Total Agriculture, construction &
    mining machinery manufacturing                   4,511
                                                 ----------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--1.0%
-----------------------------------------------------------
Coca-Cola Enterprises                   267,890      5,007
                                                 ----------
Total Beverage manufacturing                         5,007
                                                 ----------

-----------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.6%
-----------------------------------------------------------
Ball                                     50,720      2,825
                                                 ----------
Total Boiler, tank & shipping
    container manufacturing                          2,825
                                                 ----------

-----------------------------------------------------------
CLOTHING STORES--1.7%
-----------------------------------------------------------
Abercrombie & Fitch, Cl A*              131,760      3,957
Chico's FAS*#                           238,360      4,767
                                                 ----------
Total Clothing stores                                8,724
                                                 ----------

-----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--0.8%
-----------------------------------------------------------
Apollo Group, Cl A*                      80,225      4,003
                                                 ----------
Total Colleges, universities &
    professional schools                             4,003
                                                 ----------

-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.8%
-----------------------------------------------------------
Comverse Technology*                    358,490      4,054
                                                 ----------
Total Commercial/industrial equipment
    rental & leasing                                 4,054
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.8%
-----------------------------------------------------------
Electronics for Imaging*                 45,316   $    801
Lexmark International*                  107,210      7,178
Network Appliance*                      501,240      5,609
Veritas Software*                       338,790      5,956
                                                 ----------
Total Computer & peripheral
    equipment manufacturing                         19,544
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.6%
-----------------------------------------------------------
BISYS Group*                            135,500      2,211
GTECH Holdings*                          95,070      3,105
NetScreen Technologies*                 162,100      2,720
Sungard Data Systems*                   236,970      5,048
                                                 ----------
Total Computer systems design &
    related services                                13,084
                                                 ----------

-----------------------------------------------------------
DATA PROCESSING SERVICES--2.0%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*      94,700      4,191
Fiserv*                                 196,620      6,190
                                                 ----------
Total Data processing services                      10,381


-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.0%
-----------------------------------------------------------
Commerce Bancorp                         73,840      2,934
Sovereign Bancorp                       169,850      2,353
                                                 ----------
Total Depository credit intermediation               5,287
                                                 ----------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--2.0%
-----------------------------------------------------------
Henry Schein*                            95,175      4,292
Medicis Pharmaceutical, Cl A*           102,410      5,693
                                                 ----------
Total Drugs & druggists' sundries wholesale          9,985
                                                 ----------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.0%
-----------------------------------------------------------
Amazon.com*                             196,853      5,124
                                                 ----------
Total Electronic shopping &
    mail-order houses                                5,124
                                                 ----------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.2%
-----------------------------------------------------------
CDW Computer Centers*                   153,200      6,251
                                                 ----------
Total Electronics & appliance stores                 6,251
                                                 ----------


36 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
EMPLOYMENT SERVICES--0.5%
-----------------------------------------------------------
Manpower                                 81,970   $  2,449
                                                 ----------
Total Employment services                            2,449
                                                 ----------

-----------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.4%
-----------------------------------------------------------
Expeditors International Washington      58,260      2,094
                                                 ----------
Total Freight transportation arrangement             2,094
                                                 ----------

-----------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.8%
-----------------------------------------------------------
Cheesecake Factory*#                    130,110      4,199
                                                 ----------
Total Full-service restaurants                       4,199
                                                 ----------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.8%
-----------------------------------------------------------
LifePoint Hospitals*                    154,100      3,869
                                                 ----------
Total General medical & surgical hospitals           3,869
                                                 ----------

-----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.3%
-----------------------------------------------------------
Performance Food Group*                  53,598      1,643
                                                 ----------
Total Grocery & related product wholesalers          1,643
                                                 ----------

-----------------------------------------------------------
GROCERY STORES--1.0%
-----------------------------------------------------------
Whole Foods Market*                      91,290      5,079
                                                 ----------
Total Grocery stores                                 5,079
                                                 ----------

-----------------------------------------------------------
HOME FURNISHINGS STORES--1.6%
-----------------------------------------------------------
Bed Bath & Beyond*                      160,790      5,554
Williams-Sonoma*                        107,580      2,345
                                                 ----------
Total Home furnishings stores                        7,899
                                                 ----------

-----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT
    MANUFACTURING--0.7%
-----------------------------------------------------------
American Standard*                       49,800      3,425
                                                 ----------
Total HVAC & commercial refrigeration
    equipment manufacturing                          3,425
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.3%
-----------------------------------------------------------
Kla-Tencor*#                            143,440      5,155
Lam Research*                           240,060      2,734
Novellus Systems*#                      228,770      6,239
Teradyne*#                              219,190      2,551
                                                 ----------
Total Industrial machinery manufacturing            16,679
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
INFORMATION SERVICES--2.0%
-----------------------------------------------------------
Juniper Networks*                       493,190   $  4,029
Yahoo*                                  255,280      6,132
                                                 ----------
Total Information services                          10,161
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--4.6%
-----------------------------------------------------------
Anthem*                                 139,220      9,223
Endurance Specialty Holdings*           104,860      2,537
Mid Atlantic Medical Services*          111,650      4,527
WellPoint Health Networks*               92,530      7,102
                                                 ----------
Total Insurance carriers                            23,389
                                                 ----------

-----------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--1.0%
-----------------------------------------------------------
Tiffany                                 197,070      4,927
                                                 ----------
Total Jewelry, luggage &
    leather goods stores                             4,927
                                                 ----------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.0%
-----------------------------------------------------------
Panera Bread, Cl A*#                    104,500      3,186
Starbucks*                              276,490      7,123
                                                 ----------
Total Limited-service eating places                 10,309
                                                 ----------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.6%
-----------------------------------------------------------
FTI Consulting*                          67,720      3,130
                                                 ----------
Total Management, scientific &
    technical consulting services                    3,130
                                                 ----------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--2.1%
-----------------------------------------------------------
Laboratory Corp. of
    America Holdings*                   264,350      7,838
Quest Diagnostics*                       45,430      2,712
                                                 ----------
Total Medical & diagnostic laboratories             10,550
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.0%
-----------------------------------------------------------
Biomet                                  118,308      3,626
St. Jude Medical*                       157,300      7,668
Varian Medical Systems*                  95,630      5,157
Zimmer Holdings*                         85,310      4,149
                                                 ----------
Total Medical equipment &
    supplies manufacturing                          20,600
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
METAL ORE MINING--0.3%
-----------------------------------------------------------
Phelps Dodge*                            47,060   $  1,528
                                                 ----------
Total Metal ore mining                               1,528
                                                 ----------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.6%
-----------------------------------------------------------
BJ Services*                            156,140      5,370
ENSCO International                      81,820      2,087
Halliburton                             144,880      3,003
Patterson-UTI Energy*                    80,360      2,601
                                                 ----------
Total Mining support activities                     13,061
                                                 ----------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.9%
-----------------------------------------------------------
Pixar*#                                  81,799      4,424
                                                 ----------
Total Motion picture & video industries              4,424
                                                 ----------

-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.2%
-----------------------------------------------------------
Navistar International*#                257,130      6,328
                                                 ----------
Total Motor vehicle manufacturing                    6,328
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.6%
-----------------------------------------------------------
Danaher                                  58,600      3,854
Dentsply International                  116,215      4,043
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                7,897
                                                 ----------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.2%
-----------------------------------------------------------
Countrywide Financial                    33,550      1,929
Providian Financial*                    602,500      3,952
                                                 ----------
Total Nondepository credit intermediation            5,881
                                                 ----------

-----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.4%
-----------------------------------------------------------
Staples*                                384,420      7,046
                                                 ----------
Total Office supplies, stationery & gift stores      7,046
                                                 ----------

-----------------------------------------------------------
OFFICES OF PHYSICIANS--1.1%
-----------------------------------------------------------
Caremark Rx*                            304,200      5,521
                                                 ----------
Total Offices of physicians                          5,521
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OIL & GAS EXTRACTION--1.1%
-----------------------------------------------------------
Murphy Oil                               67,280   $  2,972
Pogo Producing                           68,720      2,733
                                                 ----------
Total Oil & gas extraction                           5,705
                                                 ----------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.1%
-----------------------------------------------------------
Corning*#                             1,001,840      5,851
                                                 ----------
Total Other electrical equipment &
    component manufacturing                          5,851
                                                 ----------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.0%
-----------------------------------------------------------
Affiliated Managers Group*#             100,820      4,191
Investors Financial Services            155,460      3,786
Neuberger Berman                         80,980      2,286
                                                 ----------
Total Other financial investment activities         10,263
                                                 ----------

-----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.0%
-----------------------------------------------------------
Coach*                                  128,530      4,927
                                                 ----------
Total Other leather & allied
    product manufacturing                            4,927
                                                 ----------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.2%
-----------------------------------------------------------
International Game Technology*           60,830      4,982
Leapfrog Enterprises*                    80,460      1,918
Mattel                                  201,000      4,523
                                                 ----------
Total Other miscellaneous
    manufacturing                                   11,423
                                                 ----------

-----------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCT
    MANUFACTURING--0.6%
-----------------------------------------------------------
Cabot Microelectronics*#                 68,350      2,862
                                                 ----------
Total Other nonmetallic mineral
    product manufacturing                            2,862
                                                 ----------

-----------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--1.1%
-----------------------------------------------------------
Avery Dennison                           93,590      5,491
                                                 ----------
Total Paper & paper product wholesale                5,491
                                                 ----------

38 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PERSONAL CARE SERVICES--0.5%
-----------------------------------------------------------
Weight Watchers International*           56,630   $  2,608
                                                 ----------
Total Personal care services                         2,608
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--8.6%
-----------------------------------------------------------
Allergan                                103,590      7,066
Cephalon*                               133,320      5,325
Gilead Sciences*                        258,130     10,839
Medimmune*                              348,280     11,434
Neurocrine Biosciences*                  66,160      2,764
Teva Pharmaceutical
    Industries ADR                       42,340      1,763
Trimeris*#                              112,500      4,633
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                   43,824
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.8%
-----------------------------------------------------------
Kinder Morgan                            92,580      4,166
                                                 ----------
Total Pipeline transportation of natural gas         4,166
                                                 ----------

-----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--0.7%
-----------------------------------------------------------
Cytyc*                                  288,472      3,765
                                                 ----------
Total Professional & commercial
    equipment & supply wholesale                     3,765
                                                 ----------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.8%
-----------------------------------------------------------
Univision Communications, Cl A*#        228,110      5,591
Westwood One*                           117,770      3,679
                                                 ----------
Total Radio & television broadcasting                9,270
                                                 ----------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.7%
-----------------------------------------------------------
Idec Pharmaceuticals*                   102,790      3,538
                                                 ----------
Total Scientific R&D services                        3,538
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.1%
-----------------------------------------------------------
Bear Stearns                             86,300      5,661
Legg Mason                              106,070      5,170
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                      10,831
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--7.0%
-----------------------------------------------------------
Broadcom, Cl A*                         372,300   $  4,598
Cree*#                                  141,260      2,616
Cymer*                                  126,650      2,995
Cypress Semiconductor*                  564,840      3,897
Fairchild Semiconductor
    International, Cl A*                242,720      2,539
JDS Uniphase*                         1,219,600      3,476
Micron Technology*                      394,950      3,215
National Semiconductor*                 202,360      3,448
QLogic*#                                 91,840      3,411
Sanmina-SCI*                            736,000      2,974
Silicon Laboratories*#                   88,940      2,326
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                         35,495
                                                 ----------

-----------------------------------------------------------
SERVICES TO BUILDINGS & DWELLINGS--1.1%
-----------------------------------------------------------
Ecolab                                  110,720      5,462
                                                 ----------
Total Services to buildings & dwellings              5,462
                                                 ----------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--5.7%
-----------------------------------------------------------
Adobe Systems                           204,530      6,306
BEA Systems*                            405,640      4,133
Electronic Arts*#                       130,280      7,640
Mercury Interactive*                    193,210      5,734
VeriSign*                               598,170      5,228
                                                 ----------
Total Software publishers                           29,041
                                                 ----------

-----------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT
    MANUFACTURING--0.7%
-----------------------------------------------------------
Hershey Foods                            58,570      3,670
                                                 ----------
Total Sugar & confectionery product
    manufacturing                                    3,670
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--1.3%
-----------------------------------------------------------
Citizens Communications*                302,300      3,017
Nortel Networks#                      1,640,860      3,413
                                                 ----------
Total Telecommunications                             6,430
                                                 ----------

                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.4%
-----------------------------------------------------------
Hotels.com, Cl A*#                       39,420   $  2,274
                                                 ----------
Total Travel arrangement &
    reservation services                             2,274
                                                 ----------

-----------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
-----------------------------------------------------------
Starwood Hotels &
    Resorts Worldwide                   117,510      2,796
                                                 ----------
Total Traveler accommodation                         2,796
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $462,172)                                496,586
-----------------------------------------------------------
-----------------------------------------------------------
WARRANTS--0.0%
-----------------------------------------------------------
MicroStrategy, Expires 06/24/07*          1,550         --

-----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            --
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.6%
-----------------------------------------------------------
ABN Amro (A)
    1.300%, dated 03/31/03, matures
    04/01/03, repurchase price
    $13,172,520 (collateralized by
    U.S. Government obligations,
    total market value $13,435,968)     $13,172     13,172

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $13,172)                                  13,172
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--9.6%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                               48,827

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $48,827)                                  48,827
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--109.8%
    (COST $524,171)                                558,585
-----------------------------------------------------------



                                                     Value
                                                     (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(9.8)%
-----------------------------------------------------------
Payable due to investment adviser              $      (315)
Payable due to administrator                           (61)
Obligation to return securities lending
    collateral                                     (48,827)
Other assets and liabilities, net                     (826)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (50,029)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 34,179,334 outstanding shares
    of beneficial interest                       1,250,760
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 11,191 outstanding shares
    of beneficial interest                             195
Accumulated net investment loss                     (2,421)
Accumulated net realized loss
    on investments                                (774,392)
Net unrealized appreciation
    on investments                                  34,414

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $508,556
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $14.87
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $14.77
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.


40  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--97.8%
-----------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--0.7%
-----------------------------------------------------------
NCO Group*                               66,950  $     971
                                                 ----------
Total Accounting/tax preparation/
    bookkeeping/payroll services                       971
                                                 ----------

-----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.3%
-----------------------------------------------------------
Plexus*                                  81,070        742
Tetra Tech*                              77,350      1,094
                                                 ----------
Total Architectural, engineering &
    related services                                 1,836
                                                 ----------

-----------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--1.3%
-----------------------------------------------------------
American Italian Pasta, Cl A*#           40,260      1,741
                                                 ----------
Total Bakeries & tortilla manufacturing              1,741
                                                 ----------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.1%
-----------------------------------------------------------
Airgas*                                  79,820      1,478
                                                 ----------
Total Basic chemical manufacturing                   1,478
                                                 ----------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--0.5%
-----------------------------------------------------------
Cott*                                    38,230        671
                                                 ----------
Total Beverage manufacturing                           671
                                                 ----------

-----------------------------------------------------------
CLOTHING STORES--0.9%
-----------------------------------------------------------
Urban Outfitters*                        56,360      1,268
                                                 ----------
Total Clothing stores                                1,268
                                                 ----------

-----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.3%
-----------------------------------------------------------
Corinthian Colleges*                     19,410        767
Strayer Education                        18,660      1,024
                                                 ----------
Total Colleges, universities &
    professional schools                             1,791
                                                 ----------

-----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--0.2%
-----------------------------------------------------------
Imax*                                    43,425        212
                                                 ----------
Total Commercial & service industry
    machinery manufacturing                            212
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.5%
-----------------------------------------------------------
Tollgrade Communications*                49,030   $    704
                                                 ----------
Total Commercial/industrial
    equipment rental & leasing                         704
                                                 ----------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.5%
-----------------------------------------------------------
Polycom*                                 92,020        744
                                                 ----------
Total Communications equipment
    manufacturing                                      744
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.6%
-----------------------------------------------------------
Hutchinson Technology*#                  47,960      1,185
Sandisk*#                                61,750      1,039
                                                 ----------
Total Computer & peripheral
    equipment manufacturing                          2,224
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.0%
-----------------------------------------------------------
Avid Technology*                         45,410      1,005
McData, Cl A*                            87,200        749
NetScreen Technologies*                  60,040      1,008
                                                 ----------
Total Computer systems design &
    related services                                 2,762
                                                 ----------

-----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.6%
-----------------------------------------------------------
Quiksilver*                              27,280        835
                                                 ----------
Total Cut & sew apparel manufacturing                  835
                                                 ----------

-----------------------------------------------------------
DATA PROCESSING SERVICES--1.8%
-----------------------------------------------------------
Documentum*                              76,820      1,008
Global Payments                          47,590      1,452
                                                 ----------
Total Data processing services                       2,460
                                                 ----------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--9.7%
-----------------------------------------------------------
Boston Private Financial Holdings        53,940        807
Community First Bankshares               40,810      1,043
East-West Bancorp                        61,850      1,908
Flagstar Bancorp                         44,170      1,165
IndyMac Bancorp                          37,690        733
                                                 ----------

                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Provident Bankshares                     29,740   $    686
R&G Financial, Cl B                      54,380      1,196
Republic Bancorp                         89,298      1,052
South Financial Group#                   84,890      1,838
UCBH Holdings#                           16,300        717
United Bankshares                        46,940      1,300
Wintrust Financial                       35,980      1,029
                                                 ----------
Total Depository credit intermediation              13,474
                                                 ----------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--2.3%
-----------------------------------------------------------
Medicis Pharmaceutical, Cl A*            37,120      2,063
Priority Healthcare, Cl B*               43,060      1,148
                                                 ----------
Total Drugs & druggists' sundries wholesale          3,211
                                                 ----------

-----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--0.7%
-----------------------------------------------------------
Ametek                                   27,060        893
                                                 ----------
Total Electrical equipment
    manufacturing                                      893
                                                 ----------

-----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.4%
-----------------------------------------------------------
Arris Group*                            165,020        611
                                                 ----------
Total Electrical goods wholesale                       611
                                                 ----------

-----------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
-----------------------------------------------------------
Rare Hospitality International*          32,720        911
                                                 ----------
Total Full-service restaurants                         911
                                                 ----------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.0%
-----------------------------------------------------------
JB Hunt Transport Services*              49,900      1,343
                                                 ----------
Total General freight trucking                       1,343
                                                 ----------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
-----------------------------------------------------------
NBTY*                                    52,150        989
                                                 ----------
Total Health & personal care stores                    989
                                                 ----------

-----------------------------------------------------------
HOME FURNISHINGS STORES--1.0%
-----------------------------------------------------------
Cost Plus*                               50,780      1,337
                                                 ----------
Total Home furnishings stores                        1,337
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
INDUSTRIAL MACHINERY
    MANUFACTURING--1.6%
-----------------------------------------------------------
Axcelis Technologies*                   109,410   $    518
Imation*                                 27,790      1,034
Varian Semiconductor
    Equipment Associates*                35,280        718
                                                 ----------
Total Industrial machinery
    manufacturing                                    2,270
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--2.8%
-----------------------------------------------------------
CNET Networks*                          397,650        998
eSpeed, Cl A*                            73,410        854
Looksmart*                              400,800      1,106
United Online*#                          50,940        878
                                                 ----------
Total Information services                           3,836
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--1.6%
-----------------------------------------------------------
Platinum Underwriters Holdings           48,570      1,231
Scottish Annuity & Life Holdings#        58,710      1,023
                                                 ----------
Total Insurance carriers                             2,254
                                                 ----------

-----------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--0.7%
-----------------------------------------------------------
Tractor Supply*                          31,220      1,031
                                                 ----------
Total Lawn & garden equipment &
    supplies stores                                  1,031
                                                 ----------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.1%
-----------------------------------------------------------
Panera Bread, Cl A*                      48,240      1,471
                                                 ----------
Total Limited-service eating places                  1,471
                                                 ----------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.8%
-----------------------------------------------------------
Corporate Executive Board*#              37,280      1,328
Exult*                                  117,520        861
FTI Consulting*                          35,130      1,624
Kroll*                                   67,680      1,449
                                                 ----------
Total Management, scientific & technical
    consulting services                              5,262
                                                 ----------


42 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.0%
-----------------------------------------------------------
Cooper                                   71,180   $  2,128
Respironics*                             58,090      1,997
                                                 ----------
Total Medical equipment &
    supplies manufacturing                           4,125
                                                 ----------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.3%
-----------------------------------------------------------
Grey Wolf*                              263,320      1,038
Key Energy Services*                     80,300        809
                                                 ----------
Total Mining support activities                      1,847
                                                 ----------

-----------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--0.5%
-----------------------------------------------------------
Winnebago Industries                     27,470        747
                                                 ----------
Total Motor vehicle body &
    trailer manufacturing                              747
                                                 ----------

-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.8%
-----------------------------------------------------------
Energen                                  33,370      1,070
                                                 ----------
Total Natural gas distribution                       1,070
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--2.4%
-----------------------------------------------------------
Bio-Rad Laboratories, Cl A*              24,210        866
Cognex*                                  32,210        682
Igen International*                      22,560        798
LTX*                                     61,228        306
Newport*                                 57,560        680
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                3,332
                                                 ----------

-----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.7%
-----------------------------------------------------------
Olin                                     51,990        945
                                                 ----------
Total Nonferrous production & processing               945
                                                 ----------

-----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--0.6%
-----------------------------------------------------------
OfficeMax*                              171,040        881
                                                 ----------
Total Office supplies, stationery & gift stores        881
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OIL & GAS EXTRACTION--2.3%
-----------------------------------------------------------
Chesapeake Energy#                      143,220   $  1,126
Denbury Resources*                      118,230      1,280
Ultra Petroleum*                         93,670        827
                                                 ----------
Total Oil & gas extraction                           3,233
                                                 ----------

-----------------------------------------------------------
OTHER CHEMICAL PRODUCT & PREPARATION
    MANUFACTURING--0.5%
-----------------------------------------------------------
A. Schulman                              49,100        713
                                                 ----------
Total Other chemical product &
    preparation manufacturing                          713
                                                 ----------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.4%
-----------------------------------------------------------
Affiliated Managers Group*               47,010      1,954
                                                 ----------
Total Other financial
    investment activities                            1,954
                                                 ----------

-----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.9%
-----------------------------------------------------------
Cuno*                                    36,550      1,229
                                                 ----------
Total Other general purpose
    machinery manufacturing                          1,229
                                                 ----------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.1%
-----------------------------------------------------------
Alexandria Real Estate Equities          17,580        739
Ventas                                   64,190        745
                                                 ----------
Total Other investment pools & funds                 1,484
                                                 ----------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.7%
-----------------------------------------------------------
Alliance Gaming*                         74,040      1,110
Marvel Enterprises*                      86,890      1,201
                                                 ----------
Total Other miscellaneous manufacturing              2,311
                                                 ----------

-----------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCT
    MANUFACTURING--0.6%
-----------------------------------------------------------
Cabot Microelectronics*#                 20,950        877
                                                 ----------
Total Other nonmetallic mineral
    product manufacturing                              877
                                                 ----------

-----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.9%
-----------------------------------------------------------
Louisiana-Pacific*                      153,370      1,216
                                                 ----------
Total Other wood product manufacturing               1,216
                                                 ----------

                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OUTPATIENT CARE CENTERS--1.9%
-----------------------------------------------------------
Amsurg*#                                 60,520    $ 1,525
Sierra Health Services*                  89,870      1,159
                                                 ----------
Total Outpatient care centers                        2,684
                                                 ----------

-----------------------------------------------------------
PAINT, COATING & ADHESIVE
    MANUFACTURING--0.5%
-----------------------------------------------------------
Ferro                                    35,050        749
                                                 ----------
Total Paint, coating & adhesive
    manufacturing                                      749
                                                 ----------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.8%
-----------------------------------------------------------
Premcor*                                 45,500      1,169
                                                 ----------
Total Petroleum & coal products
    manufacturing                                    1,169
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.5%
-----------------------------------------------------------
Neurocrine Biosciences*                  41,540      1,736
Pharmaceutical Resources*                40,400      1,716
Taro Pharmaceuticals Industries*         18,770        718
Trimeris*#                               51,180      2,108
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                    6,278
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.5%
-----------------------------------------------------------
Western Gas Resources                    22,010        716
                                                 ----------
Total Pipeline transportation of natural gas           716
                                                 ----------

-----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.0%
-----------------------------------------------------------
ICU Medical*                             29,810        820
Lexar Media*                            155,150        509
                                                 ----------
Total Professional & commercial
    equipment & supply wholesale                     1,329
                                                 ----------

-----------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.6%
-----------------------------------------------------------
Alliance Data Systems*                   47,480        807
                                                 ----------
Total Professional, scientific &
    technical services                                 807
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.8%
-----------------------------------------------------------
Cumulus Media, Cl A*                     76,640   $  1,116
                                                 ----------
Total Radio & television broadcasting                1,116
                                                 ----------

-----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.6%
-----------------------------------------------------------
Ryland Group                             19,400        838
                                                 ----------
Total Residential building construction                838
                                                 ----------

-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.0%
-----------------------------------------------------------
Airtran Holdings*                       140,290        944
Atlantic Coast Airlines Holdings*        61,590        383
                                                 ----------
Total Scheduled air transportation                   1,327
                                                 ----------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.1%
-----------------------------------------------------------
Gen-Probe*#                              46,890      1,061
Integra LifeSciences Holdings*#          31,630        727
Medicines*#                             127,720      2,381
Telik*                                   12,250        165
                                                 ----------
Total Scientific R&D services                        4,334
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.0%
-----------------------------------------------------------
Ameritrade Holding*                     187,550        930
Jefferies Group                          52,780      1,898
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                       2,828
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--8.0%
-----------------------------------------------------------
ATMI*                                    62,710      1,208
Benchmark Electronics*                   28,110        796
Cree*#                                   64,340      1,192
Cymer*                                   31,730        751
Cypress Semiconductor*                  100,270        692
Integrated Circuit Systems*#             42,690        926
Micrel*                                 118,330      1,091
Omnivision Technologies*#                37,810        784
Power Integrations*                      45,740        948
Semtech*                                 54,540        826
Silicon Laboratories*                    43,910      1,148
Vitesse Semiconductor*                  307,650        658
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                         11,020
                                                 ----------


44 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SOFTWARE PUBLISHERS--5.2%
-----------------------------------------------------------
F5 Networks*                             56,340  $     712
Hyperion Solutions*                      29,720        721
Legato Systems*                         129,700        665
Macromedia*                              64,260        776
Micromuse*                              233,520      1,214
SkillSoft ADR*                          330,753        882
Take-Two Interactive Software*#          59,900      1,339
Verity*#                                 63,990        886
                                                 ----------
Total Software publishers                            7,195
                                                 ----------

-----------------------------------------------------------
SPECTATOR SPORTS--0.8%
-----------------------------------------------------------
Penn National Gaming*                    58,720      1,042
                                                 ----------
Total Spectator sports                               1,042
                                                 ----------

-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.5%
-----------------------------------------------------------
Maverick Tube*                           75,970      1,413
Steel Dynamics*                          54,990        641
                                                 ----------
Total Steel product manufacturing
    from purchased steel                             2,054
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--2.2%
-----------------------------------------------------------
Adtran*#                                 32,790      1,178
Commonwealth Telephone
    Enterprises*                         18,930        735
Nextel Partners, Cl A*                  100,260        505
Tekelec*                                 70,090        608
                                                 ----------
Total Telecommunications                             3,026
                                                 ----------

-----------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
-----------------------------------------------------------
Station Casinos*                         34,230        723
                                                 ----------
Total Traveler accommodation                           723
                                                 ----------

-----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--1.2%
-----------------------------------------------------------
Stericycle*#                             44,250      1,663
                                                 ----------
Total Waste treatment & disposal                     1,663
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $136,659)                                135,452
-----------------------------------------------------------
-----------------------------------------------------------
WARRANTS--0.0%
-----------------------------------------------------------
MicroStrategy, Expires 06/24/07*          4,419         --

-----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
-----------------------------------------------------------

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.7%
-----------------------------------------------------------
ABN-Amro (A)
    1.300%, dated 03/31/03, matures
    04/01/03, repurchase price
    $3,683,709 (collateralized by
    U.S. Government obligations,
    total market value $3,757,872)       $3,684  $   3,684
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $3,684)                                    3,684
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--11.8%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                               16,263

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $16,263)                                  16,263
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--112.3%
    (COST $156,606)                                155,399
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(12.3)%
-----------------------------------------------------------
Payable due to investment adviser                      (98)
Payable due to administrator                           (17)
Obligation to return securities lending
    collateral                                     (16,263)
Other assets and liabilities, net                     (616)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (16,994)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 10,625,118 outstanding shares
    of beneficial interest                         351,291
Accumulated net investment loss                       (532)
Accumulated net realized loss
    on investments                                (211,147)
Net unrealized depreciation
    on investments                                  (1,207)

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $138,405
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $13.03
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--92.4%
-----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.0%
-----------------------------------------------------------
LabOne*                                  83,840   $  1,614
                                                 ----------
Total Agencies & other insurance
    related activities                               1,614
                                                 ----------

-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.6%
-----------------------------------------------------------
Joy Global*                              81,850        887
Lone Star Technologies*                  41,020        866
Oil States International*#               69,020        828
                                                 ----------
Total Agriculture, construction &
    mining machinery manufacturing                   2,581
                                                 ----------

-----------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.8%
-----------------------------------------------------------
Quanex                                   41,750      1,324
                                                 ----------
Total Alumina & aluminum
    production & processing                          1,324
                                                 ----------

-----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.6%
-----------------------------------------------------------
MTC Technologies*                        48,650        939
                                                 ----------
Total Architectural, engineering &
    related services                                   939
                                                 ----------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.8%
-----------------------------------------------------------
Aceto                                     8,765        114
Tetra Technologies*                      48,650      1,119
                                                 ----------
Total Basic chemical manufacturing                   1,233
                                                 ----------

-----------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC
    BEVERAGE WHOLESALE--0.5%
-----------------------------------------------------------
Central European Distribution*#          39,310        889
                                                 ----------
Total Beer/wine/distilled alcoholic
    beverage wholesale                                 889
                                                 ----------

-----------------------------------------------------------
BUSINESS SUPPORT SERVICES--1.5%
-----------------------------------------------------------
Icon ADR*#                              103,570      2,465
                                                 ----------
Total Business support services                      2,465
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
CLOTHING STORES--0.9%
-----------------------------------------------------------
Jos. A. Bank Clothiers*#                 62,480  $   1,526
                                                 ----------
Total Clothing stores                                1,526
                                                 ----------

-----------------------------------------------------------
COAL MINING--0.6%
-----------------------------------------------------------
Massey Energy                           109,710      1,031
                                                 ----------
Total Coal mining                                    1,031
                                                 ----------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.0%
-----------------------------------------------------------
Trimble Navigation*#                     87,660      1,660
                                                 ----------
Total Communications equipment
    manufacturing                                    1,660
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.0%
-----------------------------------------------------------
Fargo Electronics*                       97,460        994
Hutchinson Technology*                   44,400      1,098
Overland Storage*#                       87,300      1,254
                                                 ----------
Total Computer & peripheral equipment
    manufacturing                                    3,346
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--6.8%
-----------------------------------------------------------
Anteon International*                   119,970      2,693
Avid Technology*#                        62,340      1,380
CACI International*#                     64,120      2,139
Computer Programs & Systems*#            37,330        915
Digital River*#                          65,100        891
IMPAC Medical Systems*                   48,338      1,077
SafeNet*#                                75,830      1,551
Syntel*                                  27,250        523
                                                 ----------
Total Computer systems design &
    related services                                11,169
                                                 ----------

-----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.6%
-----------------------------------------------------------
Mossimo*                                217,270      1,047
                                                 ----------
Total Cut & sew apparel manufacturing                1,047
                                                 ----------


46 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--10.6%
-----------------------------------------------------------
BankAtlantic Bancorp, Cl A              182,960   $  1,791
Bankunited Financial*#                  125,160      2,209
Boston Private Financial Holdings#       97,240      1,455
FirstFed Financial*#                     37,920      1,145
IberiaBank                               21,490        875
Independent Bank                         58,615      1,178
PFF Bancorp                              48,120      1,544
R&G Financial, Cl B                     141,330      3,109
Seacoast Financial Services              86,140      1,572
Sterling Bancshares                     115,215      1,370
Sterling Financial*                      50,670      1,075
                                                 ----------
Total Depository credit intermediation              17,323
                                                 ----------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.3%
-----------------------------------------------------------
D&K Healthcare Resources                209,300      2,156
                                                 ----------
Total Drugs & druggists' sundries wholesale          2,156
                                                 ----------

-----------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.1%
-----------------------------------------------------------
Rare Hospitality International*          66,620      1,855
                                                 ----------
Total Full-service restaurants                       1,855
                                                 ----------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.7%
-----------------------------------------------------------
Roadway#                                 36,160      1,212
                                                 ----------
Total General freight trucking                       1,212
                                                 ----------

-----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.9%
-----------------------------------------------------------
Engineered Support Systems#              37,500      1,468
                                                 ----------
Total HVAC & commercial refrigeration
    equipment manufacturing                          1,468
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--1.7%
-----------------------------------------------------------
United Online*#                          75,990      1,310
WatchGuard Technologies*                105,100        631
Websense*#                               53,840        790
                                                 ----------
Total Information services                           2,731
                                                 ----------

-----------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--3.0%
-----------------------------------------------------------
Tractor Supply*#                        149,390      4,933
                                                 ----------
Total Lawn & garden equipment &
    supplies stores                                  4,933
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--4.9%
-----------------------------------------------------------
FTI Consulting*#                        130,440  $   6,029
Kroll*#                                  91,790      1,965
Right Management Consultants*                 1         --
                                                 ----------
Total Management, scientific & technical
    consulting services                              7,994
                                                 ----------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.4%
-----------------------------------------------------------
Impath*#                                 42,240        570
                                                 ----------
Total Medical & diagnostic laboratories                570
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.3%
-----------------------------------------------------------
Advanced Neuromodulation
    Systems*#                            59,230      2,541
Align Technology*#                      169,734      1,027
Exactech*                                37,540        424
Hanger Orthopedic Group*                145,230      1,660
Merit Medical Systems*                   71,630      1,364
                                                 ----------
Total Medical equipment & supplies
    manufacturing                                    7,016
                                                 ----------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.3%
-----------------------------------------------------------
Key Energy Services*#                   185,730      1,872
Oceaneering International*               87,450      1,911
                                                 ----------
Total Mining support activities                      3,783
                                                 ----------

-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--2.3%
-----------------------------------------------------------
Oshkosh Truck#                           60,105      3,745
                                                 ----------
Total Motor vehicle manufacturing                    3,745
                                                 ----------

-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.7%
-----------------------------------------------------------
ESCO Technologies*#                      82,740      2,714
                                                 ----------
Total Motor vehicle parts manufacturing              2,714
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
  INSTRUMENTS MANUFACTURING--4.2%
-----------------------------------------------------------
Analogic#                                28,020      1,277
EDO#                                    184,050      3,331
Herley Industries*#                      71,970      1,237
Itron*                                   63,070      1,054
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                6,899
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.3%
-----------------------------------------------------------
United PanAm Financial*                  56,640  $     451
                                                 ----------
Total Nondepository credit intermediation              451
                                                 ----------

-----------------------------------------------------------
OIL & GAS EXTRACTION--5.7%
-----------------------------------------------------------
Evergreen Resources*#                    83,660      3,790
Patina Oil & Gas                        140,362      4,618
Southwestern Energy*                     69,230        907
                                                 ----------
Total Oil & gas extraction                           9,315
                                                 ----------

-----------------------------------------------------------
OUTPATIENT CARE CENTERS--1.8%
-----------------------------------------------------------
Amsurg*#                                 72,190      1,819
Sierra Health Services*                  91,940      1,186
                                                 ----------
Total Outpatient care centers                        3,005
                                                 ----------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.5%
-----------------------------------------------------------
Headwaters*#                            173,020      2,431
                                                 ----------
Total Petroleum & coal products
    manufacturing                                    2,431
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.7%
-----------------------------------------------------------
Able Laboratories*                      125,960      1,782
Acambis ADR*#                            36,790      1,398
Atherogenics*                           130,960      1,226
Axcan Pharma*#                          116,610      1,208
Immucor*                                105,780      2,317
Inspire Pharmaceuticals*#                75,880      1,189
Kos Pharmaceuticals*#                   101,530      1,774
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                   10,894
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.8%
-----------------------------------------------------------
TC Pipelines                             47,270      1,243
                                                 ----------
Total Pipeline transportation
    of natural gas                                   1,243
                                                 ----------

-----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--2.0%
-----------------------------------------------------------
Applied Films*#                          76,630      1,238
Jarden*                                  78,970      2,053
                                                 ----------
Total Plastics product manufacturing                 3,291
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--2.2%
-----------------------------------------------------------
ICU Medical*                             90,625   $  2,493
Neoware Systems*#                        88,440      1,107
                                                 ----------
Total Professional & commercial
    equipment & supply wholesale                     3,600
                                                 ----------

-----------------------------------------------------------
RAIL TRANSPORTATION--0.7%
-----------------------------------------------------------
Genesee & Wyoming, Cl A*#                74,525      1,155
                                                 ----------
Total Rail transportation                            1,155
                                                 ----------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.0%
-----------------------------------------------------------
Integra LifeSciences Holdings*           35,530        817
Regeneration Technologies*               89,640        807
                                                 ----------
Total Scientific R&D services                        1,624
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
    MANUFACTURING--2.9%
-----------------------------------------------------------
Aeroflex*#                              232,670      1,317
Artisan Components*#                     73,990      1,196
NAM TAI Electronics                      88,010      2,214
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                          4,727
                                                 ----------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--4.0%
-----------------------------------------------------------
Ansys*#                                  69,420      1,663
Legato Systems*                         327,920      1,682
Packeteer*                               61,780        605
ScanSoft*#                              280,090      1,260
Verity*#                                 96,360      1,335
                                                 ----------
Total Software publishers                            6,545
                                                 ----------

-----------------------------------------------------------
SPECTATOR SPORTS--1.8%
-----------------------------------------------------------
Penn National Gaming*#                  162,190      2,879
                                                 ----------
Total Spectator sports                               2,879
                                                 ----------

-----------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--1.5%
-----------------------------------------------------------
Hancock Fabrics#                         55,930        777
Jo-Ann Stores, Cl A*#                    84,930      1,699
                                                 ----------
Total Sporting goods/hobby/musical
    instrument stores                                2,476
                                                 ----------


48 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                    Shares/Face      Value
                                   Amount (000)      (000)
-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--0.2%
-----------------------------------------------------------
Maverick Tube*                           20,610   $    383
                                                 ----------
Total Steel product manufacturing
    from purchased steel                               383
                                                 ----------

-----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.9%
-----------------------------------------------------------
Casella Waste Systems, Cl A*            171,929      1,418
                                                 ----------
Total Waste treatment & disposal                     1,418
                                                 ----------

-----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.3%
-----------------------------------------------------------
Artesian Resources, Cl A                 18,798        566
                                                 ----------
Total Water, sewage & other systems                    566
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $135,912)                                151,226
-----------------------------------------------------------
-----------------------------------------------------------
WARRANTS--0.0%
-----------------------------------------------------------
American Bank Note Holographics,
    Expires 06/18/03*                       564         --
American Banknote, Ser 1,
    Expires 10/01/07*                        64         --
American Banknote, Ser 2,
    Expires 10/01/07*                        64         --

-----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            --
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--9.7%
-----------------------------------------------------------
ABN-Amro (A)
    1.300%, dated 03/31/03, matures
    04/01/03, repurchase price
    $15,885,673 (collateralized by
    U.S. Government obligations,
    total market value $16,203,138)     $15,885     15,885

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $15,885)                                  15,885
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--23.5%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                           $   38,352

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $38,352)                                  38,352
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--125.6%
    (COST $190,149)                                205,463
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(25.6)%
-----------------------------------------------------------
Payable due to investment adviser                     (139)
Payable due to administrator                           (20)
Obligation to return securities lending
    collateral                                     (38,352)
Other assets and liabilities, net                   (3,350)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (41,861)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 5,382,303 outstanding shares
    of beneficial interest                         172,308
Accumulated net investment loss                       (625)
Accumulated net realized loss
    on investments                                 (23,395)
Net unrealized appreciation
    on investments                                  15,314

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $163,602
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $30.40
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--96.1%
-----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--2.0%
-----------------------------------------------------------
Honeywell International                   1,950  $      42
Textron                                   1,400         38
                                                 ----------
Total Aerospace product & parts
    manufacturing                                       80
                                                 ----------

-----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.1%
-----------------------------------------------------------
AON                                      2,100          43
                                                 ----------
Total Agencies & other insurance
    related activities                                  43
                                                 ----------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.6%
-----------------------------------------------------------
E.I. du Pont de Nemours                     650         25
                                                 ----------
Total Basic chemical manufacturing                      25
                                                 ----------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--0.8%
-----------------------------------------------------------
Coca-Cola Enterprises                     1,700         32
                                                 ----------
Total Beverage manufacturing                            32
                                                 ----------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.0%
-----------------------------------------------------------
Comcast, Cl A*                            1,500         41
                                                 ----------
Total Cable networks & program
    distribution                                        41
                                                 ----------

-----------------------------------------------------------
CLOTHING STORES--1.3%
-----------------------------------------------------------
Abercrombie & Fitch, Cl A*                1,700         51
                                                 ----------
Total Clothing stores                                   51
                                                 ----------

-----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.5%
-----------------------------------------------------------
Bausch & Lomb                             1,800         59
                                                 ----------
Total Commercial & service industry
    machinery manufacturing                             59
                                                 ----------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.6%
-----------------------------------------------------------
Motorola                                  3,800         31
Nokia Oyj ADR                             2,400         34
                                                 ----------
Total Communications equipment
    manufacturing                                       65
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--4.3%
-----------------------------------------------------------
Dell Computer*                            3,000  $      82
International Business Machines             200         16
Lexmark International*                    1,100         73
                                                 ----------
Total Computer & peripheral equipment
    manufacturing                                      171
                                                 ----------

-----------------------------------------------------------
CONVERTED PAPER PRODUCT
    MANUFACTURING--1.0%
-----------------------------------------------------------
Smurfit-Stone Container*                  3,000         40
                                                 ----------
Total Converted paper product
    manufacturing                                       40
                                                 ----------

-----------------------------------------------------------
COURIERS--2.0%
-----------------------------------------------------------
United Parcel Service, Cl B               1,400         80
                                                 ----------
Total Couriers                                          80
                                                 ----------

-----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.5%
-----------------------------------------------------------
Jones Apparel Group*                        700         19
                                                 ----------
Total Cut & sew apparel
    manufacturing                                       19
                                                 ----------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--17.2%
-----------------------------------------------------------
Bancorpsouth                              3,450         64
Bank of America                             650         43
Bank of New York                          1,450         30
Bank One                                  2,150         74
Citigroup                                 2,600         90
Greenpoint Financial                      2,600        117
Hibernia, Cl A                            2,250         38
PNC Financial Services Group              1,875         79
Wachovia                                  1,850         63
Wells Fargo                               1,750         79
                                                 ----------
Total Depository credit
    intermediation                                     677
                                                 ----------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--3.1%
-----------------------------------------------------------
CMS Energy                                5,700         25
Energy East                               1,750         31
Sierra Pacific Resources*#                6,400         20
Xcel Energy                               3,650         47
                                                 ----------
Total Electric power generation,
    transmission & distribution                        123
                                                 ----------


50 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--4.1%
-----------------------------------------------------------
Best Buy*                                 1,950  $      53
RadioShack                                4,800        107
                                                 ----------
Total Electronics & appliance stores                   160
                                                 ----------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.4%
-----------------------------------------------------------
Reebok International*                     1,650         54
                                                 ----------
Total Footwear manufacturing                            54
                                                 ----------

-----------------------------------------------------------
FRUIT & VEGETABLE PRESERVING &
    SPECIALTY FOOD MANUFACTURING--0.8%
-----------------------------------------------------------
HJ Heinz                                  1,050         31
                                                 ----------
Total Fruit & vegetable preserving &
    specialty food manufacturing                        31
                                                 ----------

-----------------------------------------------------------
GROCERY STORES--1.1%
-----------------------------------------------------------
Safeway*                                  2,200         42
                                                 ----------
Total Grocery stores                                    42
                                                 ----------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.0%
-----------------------------------------------------------
Omnicare                                  1,450         39
                                                 ----------
Total Health & personal care stores                     39
                                                 ----------

-----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.2%
-----------------------------------------------------------
Maytag                                    2,400         46
                                                 ----------
Total Household appliance manufacturing                 46
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--4.5%
-----------------------------------------------------------
Ace                                       2,000         58
Allstate                                  1,450         48
American International Group                700         35
Prudential Financial                      1,300         38
                                                 ----------
Total Insurance carriers                               179
                                                 ----------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.2%
-----------------------------------------------------------
McDonald's                                3,400         49
                                                 ----------
Total Limited-service eating places                     49
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.5%
-----------------------------------------------------------
Baxter International                      1,100         20
                                                 ----------
Total Medical equipment & supplies
    manufacturing                                       20
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.0%
-----------------------------------------------------------
Clear Channel Communications*             1,200  $      41
                                                 ----------
Total Motion picture & video industries                 41
                                                 ----------

-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.0%
-----------------------------------------------------------
General Motors                            1,150         39
                                                 ----------
Total Motor vehicle manufacturing                       39
                                                 ----------

-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.8%
-----------------------------------------------------------
KeySpan                                   2,200         71
                                                 ----------
Total Natural gas distribution                          71
                                                 ----------

-----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.0%
-----------------------------------------------------------
Knight-Ridder                               650         38
                                                 ----------
Total Newspaper/periodical/book/
    database publishers                                 38
                                                 ----------

-----------------------------------------------------------
OUTPATIENT CARE CENTERS--0.9%
-----------------------------------------------------------
Humana*                                   3,650         35
                                                 ----------
Total Outpatient care centers                           35
                                                 ----------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--10.7%
-----------------------------------------------------------
ChevronTexaco                             1,175         76
ConocoPhillips                            2,800        150
Exxon Mobil                               4,100        143
Marathon Oil                              2,250         54
                                                 ----------
Total Petroleum & coal products
    manufacturing                                      423
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--1.2%
-----------------------------------------------------------
Merck                                       850         47
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                       47
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.5%
-----------------------------------------------------------
El Paso#                                  2,900         18
                                                 ----------
Total Pipeline transportation
    of natural gas                                      18
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.1%
-----------------------------------------------------------
International Paper                       1,300  $      44
                                                 ----------
Total Pulp, paper & paperboard mills                    44
                                                 ----------

-----------------------------------------------------------
RAIL TRANSPORTATION--1.7%
-----------------------------------------------------------
CSX                                       2,400         68
                                                 ----------
Total Rail transportation                               68
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--7.7%
-----------------------------------------------------------
Bear Stearns                              1,200         79
Goldman Sachs Group                         575         39
Merrill Lynch                             1,850         65
Morgan Stanley                            3,100        119
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                         302
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--4.5%
-----------------------------------------------------------
Analog Devices*                             425         12
Flextronics International*                4,100         36
LSI Logic*                                3,100         14
National Semiconductor*                   2,550         43
Taiwan Semiconductor
    Manufacturing ADR*                    4,550         31
Vishay Intertechnology*                   3,900         40
                                                 ----------
Total Semiconductor & other
    electronic component
    manufacturing                                      176
                                                 ----------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--3.2%
-----------------------------------------------------------
Gillette                                  1,550         48
Procter & Gamble                            900         80
                                                 ----------
Total Soap, cleaners & toilet preparation
    manufacturing                                      128
                                                 ----------

-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--1.2%
-----------------------------------------------------------
Nucor                                     1,200         46
                                                 ----------
Total Steel product manufacturing
    from purchased steel                                46
                                                 ----------

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
TELECOMMUNICATIONS--4.0%
-----------------------------------------------------------
SBC Communications                        2,800  $      56
Verizon Communications                    2,900        103
                                                 ----------
Total Telecommunications                               159
                                                 ----------

-----------------------------------------------------------
TOBACCO MANUFACTURING--0.8%
-----------------------------------------------------------
Altria Group                              1,000         30
                                                 ----------
Total Tobacco manufacturing                             30
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,611)                                    3,791
-----------------------------------------------------------
-----------------------------------------------------------
RIGHTS--0.0%
-----------------------------------------------------------
Seagate Escrow*                             425         --

-----------------------------------------------------------
TOTAL RIGHTS
    (COST $0)                                            --
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.5%
-----------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $98,308 (collateralized by
    U.S. Government obligations,
    total market value $100,271)            $98         98

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $98)                                          98
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--0.8%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                   32

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $32)                                          32
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--99.4%
    (COST $4,741)                                    3,921
-----------------------------------------------------------


52 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                                     (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.6%
-----------------------------------------------------------
Payable due to administrator                     $      (1)
Obligation to return securities lending
    collateral                                         (32)
Other assets and liabilities, net                       55

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 22
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 496,187 outstanding shares
    of beneficial interest                           5,597
Accumulated net realized loss
    on investments                                    (834)
Net unrealized depreciation
    on investments                                    (820)

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $3,943
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $7.95
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND (A)
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--97.7%
-----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.3%
-----------------------------------------------------------
AON                                      25,000  $     517
                                                 ----------
Total Agencies & other insurance
    related activities                                 517
                                                 ----------

-----------------------------------------------------------
CHEMICAL MANUFACTURING--2.0%
-----------------------------------------------------------
Akzo Nobel ADR                           38,000        762
                                                 ----------
Total Chemical manufacturing                           762
                                                 ----------

-----------------------------------------------------------
COAL MINING--1.4%
-----------------------------------------------------------
Massey Energy                            59,000        555
                                                 ----------
Total Coal mining                                      555
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.9%
-----------------------------------------------------------
Maxtor*                                  65,000        366
                                                 ----------
Total Computer & peripheral
    equipment manufacturing                            366
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.8%
-----------------------------------------------------------
Computer Sciences*                       10,000        325
                                                 ----------
Total Computer systems design &
    related services                                   325
                                                 ----------

-----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.8%
-----------------------------------------------------------
Jones Apparel Group*                     25,000        686
                                                 ----------
Total Cut & sew apparel manufacturing                  686
                                                 ----------

-----------------------------------------------------------
DATA PROCESSING SERVICES--1.7%
-----------------------------------------------------------
eFunds*                                  96,000        660
                                                 ----------
Total Data processing services                         660
                                                 ----------

-----------------------------------------------------------
DEPARTMENT STORES--2.9%
-----------------------------------------------------------
Federated Department Stores*             30,000        840
Saks*                                    36,000        277
                                                 ----------
Total Department stores                              1,117
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--15.7%
-----------------------------------------------------------
Banknorth Group#                         48,600   $  1,060
Bay View Capital*                        84,500        460
Commerce Bancshares                      13,781        504
Greenpoint Financial                     32,000      1,434
Hibernia, Cl A                           68,500      1,162
PNC Financial Services Group             18,500        784
Sovereign Bancorp#                       50,000        692
                                                 ----------
Total Depository credit intermediation               6,096
                                                 ----------

-----------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--10.6%
-----------------------------------------------------------
Allegheny Energy#                        52,000        323
CMS Energy                              162,500        717
NiSource                                 25,000        455
Puget Energy                             38,500        820
SCANA                                    33,000        987
Xcel Energy                              65,000        833
                                                 ----------
Total Electric power generation,
    transmission & distribution                      4,135
                                                 ----------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.1%
-----------------------------------------------------------
RadioShack                               36,500        814
                                                 ----------
Total Electronics & appliance stores                   814
                                                 ----------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--2.5%
-----------------------------------------------------------
Reebok International*#                   30,000        985
                                                 ----------
Total Footwear manufacturing                           985
                                                 ----------

-----------------------------------------------------------
FURNITURE & HOME FURNISHING WHOLESALE--1.8%
-----------------------------------------------------------
United Stationers*                       32,000        683
                                                 ----------
Total Furniture & home
    furnishing wholesale                               683
                                                 ----------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--3.3%
-----------------------------------------------------------
Arkansas Best#                           21,500        546
Yellow*                                  30,000        724
                                                 ----------
Total General freight trucking                       1,270
                                                 ----------

-----------------------------------------------------------
GROCERY STORES--2.4%
-----------------------------------------------------------
Kroger*                                  70,000        920
                                                 ----------
Total Grocery stores                                   920
                                                 ----------


54 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS

TURNER CORE VALUE FUND


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
INFORMATION SERVICES--3.0%
-----------------------------------------------------------
Dun & Bradstreet*                        30,000    $ 1,147
                                                 ----------
Total Information services                           1,147
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--11.5%
-----------------------------------------------------------
AMBAC Financial Group                    12,000        606
Mercury General#                         27,000      1,025
Ohio Casualty*#                          41,200        532
Prudential Financial                     22,000        644
Safeco#                                  31,000      1,084
Travelers Property Casualty, Cl B        40,000        564
                                                 ----------
Total Insurance carriers                             4,455
                                                 ----------

-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.0%
-----------------------------------------------------------
Delphi                                   55,000        376
                                                 ----------
Total Motor vehicle parts
    manufacturing                                      376
                                                 ----------

-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--4.4%
-----------------------------------------------------------
KeySpan                                  30,000        967
National Fuel Gas                        33,500        733
                                                 ----------
Total Natural gas distribution                       1,700
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.7%
-----------------------------------------------------------
Thermo Electron*                         37,000        670
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                  670
                                                 ----------

-----------------------------------------------------------
OIL & GAS EXTRACTION--4.4%
-----------------------------------------------------------
Pioneer Natural Resources*               46,000      1,155
XTO Energy                               30,000        570
                                                 ----------
Total Oil & gas extraction                           1,725
                                                 ----------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--1.1%
-----------------------------------------------------------
Energizer Holdings*                      17,000        433
                                                 ----------
Total Other electrical equipment &
    component manufacturing                            433
                                                 ----------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.2%
-----------------------------------------------------------
Federated Investors, Cl B                33,000        840
                                                 ----------
Total Other financial investment activities            840
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.1%
-----------------------------------------------------------
La Quinta*                              135,000  $     412
                                                 ----------
Total Other investment pools & funds                   412
                                                 ----------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.1%
-----------------------------------------------------------
Callaway Golf                            70,000        832
                                                 ----------
Total Other miscellaneous manufacturing                832
                                                 ----------

-----------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE
    CHEMICAL MANUFACTURING--1.7%
-----------------------------------------------------------
Agrium                                   61,000        656
                                                 ----------
Total Pesticide, fertilizer & other agriculture
    chemical manufacturing                             656
                                                 ----------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--2.7%
-----------------------------------------------------------
Valero Energy                            25,000      1,034
                                                 ----------
Total Petroleum & coal products
    manufacturing                                    1,034
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.5%
-----------------------------------------------------------
Goldman Sachs Group                       8,500        579
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                         579
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.5%
-----------------------------------------------------------
LSI Logic*#                             128,100        579
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                            579
                                                 ----------

-----------------------------------------------------------
SHIP & BOAT BUILDING--2.2%
-----------------------------------------------------------
Brunswick                                45,000        855
                                                 ----------
Total Ship & boat building                             855
                                                 ----------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--0.6%
-----------------------------------------------------------
Dial                                     13,000        252
                                                 ----------
Total Soap, cleaners & toilet preparation
    manufacturing                                      252
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS

TURNER CORE VALUE FUND


                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
SOFTWARE PUBLISHERS--1.4%
-----------------------------------------------------------
Compuware*                              159,500   $    541
                                                 ----------
Total Software publishers                              541
                                                 ----------

-----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--2.4%
-----------------------------------------------------------
Republic Services*                       46,500        923
                                                 ----------
Total Waste treatment & disposal                       923
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $39,214)                                  37,900
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.4%
-----------------------------------------------------------
JP  Morgan Chase (B)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $930,540 (collateralized by
    U.S. Government obligations,
    total market value $949,124)           $931        931

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $931)                                        931
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--12.0%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                4,684

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $4,684)                                    4,684
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--112.1%
    (COST $44,829)                                  43,515
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(12.1)%
-----------------------------------------------------------
Payable due to investment adviser                      (28)
Payable due to administrator                            (5)
Obligation to return securities lending
    collateral                                      (4,684)
Other assets and liabilities, net                       12

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (4,705)
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,439,802 outstanding shares
    of beneficial interest                        $ 41,721
Undistributed net investment income                      1
Accumulated net realized loss
    on investments                                  (1,598)
Net unrealized depreciation
    on investments                                  (1,314)

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $38,810
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $11.28
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003
(A) Formerly the Turner Midcap Value Fund
(B) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


56 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--98.1%
-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.3%
-----------------------------------------------------------
AGCO*                                    56,175   $    904
                                                 ----------
Total Agriculture, construction &
    mining machinery manufacturing                     904
                                                 ----------

-----------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--2.3%
-----------------------------------------------------------
Men's Wearhouse*                        509,150      7,617
                                                 ----------
Total Apparel, piece goods &
    notions wholesale                                7,617
                                                 ----------

-----------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.8%
-----------------------------------------------------------
Ryder System                            127,750      2,620
                                                 ----------
Total Automotive equipment
    rental & leasing                                 2,620
                                                 ----------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.3%
-----------------------------------------------------------
Arch Chemicals                          149,600      2,798
Millennium Chemicals                    386,650      4,516
                                                 ----------
Total Basic chemical manufacturing                   7,314
                                                 ----------

-----------------------------------------------------------
BOOK, PERIODICAL & MUSIC STORES--1.3%
-----------------------------------------------------------
Barnes & Noble*                         228,200      4,334
                                                 ----------
Total Book, periodical & music stores                4,334
                                                 ----------

-----------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.8%
-----------------------------------------------------------
ICT Group*                               81,750        790
TeleTech Holdings*                      307,300      1,668
                                                 ----------
Total Business support services                      2,458
                                                 ----------

-----------------------------------------------------------
CHEMICAL MANUFACTURING--0.4%
-----------------------------------------------------------
Georgia Gulf                             63,925      1,287
                                                 ----------
Total Chemical manufacturing                         1,287
                                                 ----------

-----------------------------------------------------------
CLOTHING STORES--1.2%
-----------------------------------------------------------
Burlington Coat Factory
    Warehouse                            47,625        777
Wet Seal, Cl A*                         422,350      3,083
                                                 ----------
Total Clothing stores                                3,860
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.7%
-----------------------------------------------------------
United Rentals*                         248,100   $  2,387
                                                 ----------
Total Commercial/industrial
    equipment rental & leasing                       2,387
                                                 ----------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--3.0%
-----------------------------------------------------------
Anadigics*                              246,550        523
Checkpoint Systems*                     381,600      3,755
Nice Systems ADR*                       217,400      2,419
Trimble Navigation*                     163,300      3,093
                                                 ----------
Total Communications equipment
    manufacturing                                    9,790
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.2%
-----------------------------------------------------------
Maxtor*                                 517,686      2,914
Western Digital*                        471,700      4,274
                                                 ----------
Total Computer & peripheral
    equipment manufacturing                          7,188
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--4.8%
-----------------------------------------------------------
Carreker*#                              780,000      1,599
Checkfree*                              163,100      3,666
Ciber*                                1,092,800      5,202
Computer Horizons*                      279,700        861
Titan*#                                 580,200      4,323
                                                 ----------
Total Computer systems design &
    related services                                15,651
                                                 ----------

-----------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.9%
-----------------------------------------------------------
Playtex Products*                       540,900      4,359
Smurfit-Stone Container*#               130,000      1,737
                                                 ----------
Total Converted paper product
    manufacturing                                    6,096
                                                 ----------

-----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.9%
-----------------------------------------------------------
Ashworth*                               579,100      3,677
Russell                                 100,450      1,758
Tommy Hilfiger*                         556,600      4,024
                                                 ----------
Total Cut & sew apparel manufacturing                9,459
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 57

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DATA PROCESSING SERVICES--2.0%
-----------------------------------------------------------
Acxiom*                                 338,900   $  5,704
eFunds*                                 136,400        937
                                                 ----------
Total Data processing services                       6,641
                                                 ----------

-----------------------------------------------------------
DEATH CARE SERVICES--1.9%
-----------------------------------------------------------
Service Corp. International*          2,217,600      6,165
                                                 ----------
Total Death care services                            6,165
                                                 ----------

-----------------------------------------------------------
DEPARTMENT STORES--0.4%
-----------------------------------------------------------
ShopKo Stores*#                         112,100      1,306
                                                 ----------
Total Department stores                              1,306
                                                 ----------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--11.3%
-----------------------------------------------------------
Bancorpsouth                             90,150      1,659
Bay View Capital*                       797,750      4,348
Colonial BancGroup                      234,800      2,641
Community First Bankshares               81,850      2,091
FirstMerit                              209,700      3,867
Hibernia, Cl A                           95,050      1,612
Hudson United Bancorp                   161,900      4,986
New York Community Bancorp              184,400      5,495
Sterling Bancshares                     216,300      2,572
Sterling Financial*                      69,315      1,471
Texas Regional Bancshares                55,688      1,681
Trustmark                               120,500      2,863
United Bankshares                        58,975      1,634
                                                 ----------
Total Depository credit intermediation              36,920
                                                 ----------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--4.7%
-----------------------------------------------------------
Calpine*#                               804,400      2,654
CMS Energy                            1,031,500      4,549
DQE 195,000                               2,377
Hawaiian Electric Industries#            69,300      2,825
Northeast Utilities                     141,400      1,968
Sierra Pacific Resources*#              321,550      1,023
                                                 ----------
Total Electric power generation,
    transmission & distribution                     15,396
                                                 ----------

-----------------------------------------------------------
ELECTRICAL CONTRACTORS--0.6%
-----------------------------------------------------------
Integrated Electrical Services*         474,000      2,024
                                                 ----------
Total Electrical contractors                         2,024
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
EMPLOYMENT SERVICES--0.2%
-----------------------------------------------------------
MPS Group*                              148,800   $    777
                                                 ----------
Total Employment services                              777
                                                 ----------

-----------------------------------------------------------
ENGINE, TURBINE & POWER
    TRANSMISSION EQUIPMENT
    MANUFACTURING--0.9%
-----------------------------------------------------------
Briggs & Stratton                        65,175      2,532
Dura Automotive Systems, Cl A*           56,650        317
                                                 ----------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                    2,849
                                                 ----------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.4%
-----------------------------------------------------------
Vans*                                   308,500      1,308
                                                 ----------
Total Footwear manufacturing                         1,308
                                                 ----------

-----------------------------------------------------------
FOUNDRIES--0.8%
-----------------------------------------------------------
Intermet                                671,800      2,445
                                                 ----------
Total Foundries                                      2,445
                                                 ----------

-----------------------------------------------------------
FRUIT & TREE NUT FARMING--0.5%
-----------------------------------------------------------
Chiquita Brands International*          144,600      1,586
                                                 ----------
Total Fruit & tree nut farming                       1,586
                                                 ----------

-----------------------------------------------------------
FRUIT & VEGETABLE PRESERVING & SPECIALTY
    FOOD MANUFACTURING--1.3%
-----------------------------------------------------------
Smithfield Foods*                       235,000      4,164
                                                 ----------
Total Fruit & vegetable preserving &
    specialty food manufacturing                     4,164
                                                 ----------

-----------------------------------------------------------
FURNITURE & HOME FURNISHING WHOLESALE--0.7%
-----------------------------------------------------------
United Stationers*                      102,550      2,189
                                                 ----------
Total Furniture & home
    furnishing wholesale                             2,189
                                                 ----------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.3%
-----------------------------------------------------------
Celadon Group*                          186,625      1,482
Usfreightways                           113,550      2,874
                                                 ----------
Total General freight trucking                       4,356
                                                 ----------


58 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.5%
-----------------------------------------------------------
Helen of Troy*                          380,250   $  4,981
                                                 ----------
Total Household appliance
    manufacturing                                    4,981
                                                 ----------

-----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.5%
-----------------------------------------------------------
Lennox International                    111,000      1,598
                                                 ----------
Total HVAC & commercial refrigeration
    equipment manufacturing                          1,598
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
-----------------------------------------------------------
Asyst Technologies*                     196,000      1,062
Brooks Automation*                      195,000      1,886
                                                 ----------
Total Industrial machinery manufacturing             2,948
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--2.3%
-----------------------------------------------------------
Alloy*#                                 564,900      2,830
Earthlink*                              419,200      2,410
Keynote Systems*                         82,600        768
S1*                                     308,700      1,581
                                                 ----------
Total Information services                           7,589
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--7.7%
-----------------------------------------------------------
American Financial Group                194,800      3,867
American Physicians Capital*             85,100      1,804
FPIC Insurance Group*#                  247,700      1,840
Harleysville Group                      210,700      5,257
HCC Insurance Holdings                  209,450      5,354
Ohio Casualty*#                         446,300      5,766
Phoenix                                 146,700      1,062
                                                 ----------
Total Insurance carriers                            24,950
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.0%
-----------------------------------------------------------
Inamed*                                  42,025      1,503
Oakley*                                 215,000      1,774
                                                 ----------
Total Medical equipment & supplies
    manufacturing                                    3,277
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.5%
-----------------------------------------------------------
Grey Wolf*                              518,900   $  2,044
Hanover Compressor*                     204,700      1,331
Key Energy Services*                    476,100      4,799
                                                 ----------
Total Mining support activities                      8,174


-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.1%
-----------------------------------------------------------
National Fuel Gas                       124,500      2,723
SEMCO Energy#                           225,650        794
South Jersey Industries                  46,400      1,464
Southwest Gas                            86,650      1,763
                                                 ----------
Total Natural gas distribution                       6,744
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--0.9%
-----------------------------------------------------------
FEI*                                    134,500      2,147
Molecular Devices*                       56,850        688
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                2,835
                                                 ----------

-----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.3%
-----------------------------------------------------------
Wolverine Tube*                         208,850        938
                                                 ----------
Total Nonferrous production & processing               938
                                                 ----------

-----------------------------------------------------------
NONSCHEDULED AIR TRANSPORTATION--1.0%
-----------------------------------------------------------
CNF                                     103,300      3,146
                                                 ----------
Total Nonscheduled air transportation                3,146
                                                 ----------

-----------------------------------------------------------
OFFICE ADMINISTRATIVE SERVICES--0.4%
-----------------------------------------------------------
US Oncology*                            164,700      1,169
                                                 ----------
Total Office administrative services                 1,169
                                                 ----------

-----------------------------------------------------------
OIL & GAS EXTRACTION--1.1%
-----------------------------------------------------------
Cabot Oil & Gas                         151,050      3,625
                                                 ----------
Total Oil & gas extraction                           3,625
                                                 ----------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.3%
-----------------------------------------------------------
GrafTech International*                 357,550      1,019
Rayovac*                                297,700      3,230
                                                 ----------
Total Other electrical equipment &
    component manufacturing                          4,249
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.6%
-----------------------------------------------------------
Timken                                  119,100   $  1,860
                                                 ----------
Total Other fabricated metal
    product manufacturing                            1,860
                                                 ----------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.1%
-----------------------------------------------------------
BKF Capital Group*                       51,900        843
Westwood Holdings Group                  87,050      1,176
WP Stewart                               92,800      1,581
                                                 ----------
Total Other financial
    investment activities                            3,600
                                                 ----------

-----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.5%
-----------------------------------------------------------
Stewart & Stevenson Services            159,100      1,734
                                                 ----------
Total Other general purpose machinery
    manufacturing                                    1,734
                                                 ----------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.9%
-----------------------------------------------------------
HRPT Properties Trust                   422,850      3,598
LTC Properties                          229,050      1,441
US Restaurant Properties                318,350      4,489
                                                 ----------
Total Other investment pools & funds                 9,528
                                                 ----------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
-----------------------------------------------------------
Callaway Golf                           130,050      1,545
                                                 ----------
Total Other miscellaneous manufacturing              1,545
                                                 ----------

-----------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/
    TECHNICAL SERVICE--2.5%
-----------------------------------------------------------
Dendrite International*                 370,500      3,149
IDX Systems*                            307,850      4,828
                                                 ----------
Total Other professional/scientific/
    technical service                                7,977
                                                 ----------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.6%
-----------------------------------------------------------
Frontier Oil                            107,200      1,833
                                                 ----------
Total Petroleum & coal products
    manufacturing                                    1,833
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.4%
-----------------------------------------------------------
Allegheny Technologies                  465,100   $  1,349
                                                 ----------
Total Primary metal manufacturing                    1,349
                                                 ----------

-----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--0.3%
-----------------------------------------------------------
Cadmus Communications                   115,850        927
                                                 ----------
Total Printing & related
    support activities                                 927
                                                 ----------

-----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--0.5%
-----------------------------------------------------------
Stamps.com*                             397,500      1,666
                                                 ----------
Total Professional & commercial
    equipment & supply wholesale                     1,666
                                                 ----------

-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--3.6%
-----------------------------------------------------------
Buckeye Technologies*                   319,650      1,519
Caraustar Industries*                   300,750      2,036
Chesapeake                              183,200      3,094
Wausau-Mosinee Paper                    508,650      5,188
                                                 ----------
Total Pulp, paper & paperboard mills                11,837
                                                 ----------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.5%
-----------------------------------------------------------
Hearst-Argyle Television*                78,500      1,624
                                                 ----------
Total Radio & television broadcasting                1,624
                                                 ----------

-----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--0.7%
-----------------------------------------------------------
Unifi*                                  500,300      2,407
                                                 ----------
Total Resin, synthetic rubber, artificial &
    synthetic fibers manufacturing                   2,407
                                                 ----------

-----------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.9%
-----------------------------------------------------------
Cooper Tire & Rubber                    229,750      2,803
                                                 ----------
Total Rubber product manufacturing                   2,803
                                                 ----------

-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.3%
-----------------------------------------------------------
Alaska Air Group*#                       68,175      1,068
                                                 ----------
Total Scheduled air transportation                   1,068
                                                 ----------


60 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.3%
-----------------------------------------------------------
Discovery Partners International*       342,650   $    942
                                                 ----------
Total Scientific R&D services                          942
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.3%
-----------------------------------------------------------
Raymond James Financial#                148,750      3,848
SoundView Technology Group*           2,417,900      3,095
SWS Group                               273,000      3,844
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                      10,787
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.5%
-----------------------------------------------------------
LSI Logic*                              415,400      1,878
Marvell Technology Group*                48,700      1,032
Methode Electronics, Cl A               230,500      1,867
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                          4,777
                                                 ----------

-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--0.9%
-----------------------------------------------------------
AK Steel Holding*                       928,400      3,017
                                                 ----------
Total Steel product manufacturing
    from purchased steel                             3,017
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--0.8%
-----------------------------------------------------------
Mastec*                                 391,500        881
PTEK Holdings*                          466,350      1,739
                                                 ----------
Total Telecommunications                             2,620
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $406,875)                                319,215
-----------------------------------------------------------

-----------------------------------------------------------
REPURCHASE AGREEMENT--1.7%
-----------------------------------------------------------
ABN-Amro (A)
    1.300%, dated 03/31/03, matures
    04/01/03, repurchase price
    $5,489,829 (collateralized by
    U.S. Government obligations,
    total market value $5,599,808)       $5,490      5,490

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $5,490)                                    5,490
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--3.5%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                           $   11,516

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $11,516)                                  11,516
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--103.3%
    (COST $423,881)                                336,221
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(3.3)%
-----------------------------------------------------------
Payable due to investment adviser                     (240)
Payable due to administrator                           (41)
Obligation to return securities lending
    collateral                                     (11,516)
Other assets and liabilities, net                      939

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (10,858)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 23,496,212 outstanding shares
    of beneficial interest                         485,061
Distributions in excess of
    net investment income                              (10)
Accumulated net realized loss
    on investments                                 (72,028)
Net unrealized depreciation
    on investments                                 (87,660)

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $325,363
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $13.85
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 61

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--93.8%
-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.0%
-----------------------------------------------------------
Lone Star Technologies*                     520  $      11
                                                 ----------
Total Agriculture, construction &
    mining machinery manufacturing                      11
                                                 ----------

-----------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--1.4%
-----------------------------------------------------------
Griffon*                                  1,200         15
                                                 ----------
Total Architectural & structural metals
    manufacturing                                       15
                                                 ----------

-----------------------------------------------------------
COAL MINING--0.5%
-----------------------------------------------------------
Peabody Energy                              200          6
                                                 ----------
Total Coal mining                                        6
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.4%
-----------------------------------------------------------
Paxar*                                    1,050         12
Symbol Technologies                         500          4
                                                 ----------
Total Computer & peripheral equipment
    manufacturing                                       16
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.6%
-----------------------------------------------------------
Intergraph*                               2,425         42
Tier Technologies, Cl B*                  2,000         20
                                                 ----------
Total Computer systems design &
    related services                                    62
                                                 ----------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--17.0%
-----------------------------------------------------------
BankAtlantic Bancorp, Cl A                2,490         25
Brookline Bancorp                         1,080         14
Commercial Capital Bancorp*                 890         10
First Niagara Financial Group             1,980         23
Greene County Bancshares                    290          7
Hudson City Bancorp                       1,450         29
Mercantile Bank                             240          6
Peoples Bancorp                             360          8
Peoples Bank Bridgeport                   1,030         26
Provident Financial Services*               360          6

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Sky Financial Group                         625 $       12
Southern Financial Bancorp                  197          6
Webster Financial                           320         11
West Bancorporation                         370          6
                                                 ----------
Total Depository credit intermediation                 189
                                                 ----------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.0%
-----------------------------------------------------------
FTD, Cl A*                                1,070         22
                                                 ----------
Total Electronic shopping & mail-order houses           22
                                                 ----------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.7%
-----------------------------------------------------------
IKON Office Solutions                     4,290         30
                                                 ----------
Total Electronics & appliance stores                    30
                                                 ----------

-----------------------------------------------------------
FABRIC MILLS--2.0%
-----------------------------------------------------------
Albany International, Cl A                  940         22
                                                 ----------
Total Fabric mills                                      22
                                                 ----------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.7%
-----------------------------------------------------------
Maxwell Shoe, Cl A*                         710          8
                                                 ----------
Total Footwear manufacturing                             8
                                                 ----------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.8%
-----------------------------------------------------------
Triad Hospitals*                            350          9
                                                 ----------
Total General medical & surgical hospitals               9
                                                 ----------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.9%
-----------------------------------------------------------
NBTY*                                       510         10
                                                 ----------
Total Health & personal care stores                     10
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.4%
-----------------------------------------------------------
Imation*                                    430         16
                                                 ----------
Total Industrial machinery
    manufacturing                                       16
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--1.6%
-----------------------------------------------------------
Interactive Data*                           800         11
Plumtree Software*                        1,700          7
                                                 ----------
Total Information services                              18
                                                 ----------


62  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
INSURANCE CARRIERS--4.7%
-----------------------------------------------------------
Alfa                                        660 $        8
Allmerica Financial*                      1,130         16
Everest Re Group                            150          9
IPC Holdings*                               480         14
Pacificare Health Systems*                  220          5
                                                 ----------
Total Insurance carriers                                52
                                                 ----------

-----------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.7%
-----------------------------------------------------------
Pittston Brink's Group                    2,135         30
                                                 ----------
Total Investigation & security services                 30
                                                 ----------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES---1.5%
-----------------------------------------------------------
Lone Star Steakhouse & Saloon               380          8
Triarc*                                     310          9
                                                 ----------
Total Limited-service eating places                     17
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.1%
-----------------------------------------------------------
Hanger Orthopedic Group*                    400          5
Inamed*                                     400         14
Synovis Life Technologies*                  550          6
Viasys Healthcare*                          660          9
                                                 ----------
Total Medical equipment & supplies
    manufacturing                                       34
                                                 ----------

-----------------------------------------------------------
METAL ORE MINING--1.5%
-----------------------------------------------------------
Apex Silver Mines*#                       1,300         17
                                                 ----------
Total Metal ore mining                                  17
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/
    MEDICAL/CONTROL INSTRUMENTS
    MANUFACTURING--3.9%
-----------------------------------------------------------
Analogic                                    200          9
EDO                                       1,080         20
United Industrial                         1,140         14
                                                 ----------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                       43
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--3.8%
-----------------------------------------------------------
Belo                                        520 $       10
R.H. Donnelley*                           1,065         32
                                                 ----------
Total Newspaper/periodical/book/
    database publishers                                 42
                                                 ----------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.2%
-----------------------------------------------------------
Doral Financial                             665         24
                                                 ----------
Total Nondepository credit
    intermediation                                      24
                                                 ----------

-----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.8%
-----------------------------------------------------------
Watts Industries, Cl A                      550          9
                                                 ----------
Total Other fabricated metal
    product manufacturing                                9
                                                 ----------

-----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.3%
-----------------------------------------------------------
Clarcor                                     390         14
                                                 ----------
Total Other general purpose
    machinery manufacturing                             14
                                                 ----------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.0%
-----------------------------------------------------------
Rouse                                       320         11
                                                 ----------
Total Other investment pools & funds                    11
                                                 ----------

-----------------------------------------------------------
OTHER SPECIAL TRADE CONTRACTORS--1.2%
-----------------------------------------------------------
Chicago Bridge & Iron, NY Shares            830         13
                                                 ----------
Total Other special trade contractors                   13
                                                 ----------

-----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--2.3%
-----------------------------------------------------------
Louisiana-Pacific*                        3,310         26
                                                 ----------
Total Other wood product
    manufacturing                                       26
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 63

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MANUFACTURING--0.8%
-----------------------------------------------------------
Premcor*                                    360 $        9
                                                 ----------
Total Petroleum & coal products
    manufacturing                                        9
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.0%
-----------------------------------------------------------
Dade Behring Holdings*                      590         11
Immucor*                                  1,230         27
Noven Pharmaceuticals*                      680         10
Sangstat Medical*                           750          7
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                       55
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF CRUDE OIL--0.7%
-----------------------------------------------------------
Enbridge Energy Management                  200          8
                                                 ----------
Total Pipeline transportation of crude oil               8
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--2.3%
-----------------------------------------------------------
Equitable Resources                         380         14
Western Gas Resources                       370         12
                                                 ----------
Total Pipeline transportation of natural gas            26
                                                 ----------

-----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--3.5%
-----------------------------------------------------------
Applied Films*                              800         13
Jarden*                                   1,010         26
                                                 ----------
Total Plastics product manufacturing                    39
                                                 ----------

-----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--2.7%
-----------------------------------------------------------
Moore*                                    2,830         30
                                                 ----------
Total Printing & related
    support activities                                  30
                                                 ----------

-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.3%
-----------------------------------------------------------
Temple-Inland                               380         14
                                                 ----------
Total Pulp, paper & paperboard mills                    14
                                                 ----------

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.5%
-----------------------------------------------------------
Gray Television                             550 $        5
                                                 ----------
Total Radio & television broadcasting                    5
                                                 ----------

-----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--3.3%
-----------------------------------------------------------
Walter Industries                         4,210         37
                                                 ----------
Total Residential building construction                 37
                                                 ----------

-----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--3.1%
-----------------------------------------------------------
Lyondell Chemical                         2,425         34
                                                 ----------
Total Resin, synthetic rubber, artificial &
    synthetic fibers manufacturing                      34
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.6%
-----------------------------------------------------------
Fairchild Semiconductor
    International, Cl A*                    920         10
Mykrolis*                                 1,020          8
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                             18
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $1,006)                                    1,041
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--6.0%
-----------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $66,730 (collateralized by
    U.S. Government obligations,
    total market value $68,063)             $67         67

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $67)                                          67
-----------------------------------------------------------


64 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                    Value
                                                    (000)
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--1.6%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                             $     18

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $18)                                          18
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--101.4%
    (COST $1,091)                                    1,126
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.4)%
-----------------------------------------------------------
Receivable due from investment adviser                   1
Obligation to return securities lending
    lending collateral                                 (18)
Other assets and liabilities, net                        1

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (16)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 119,050 outstanding shares
    of beneficial interest                           1,250
Undistributed net investment income                      1
Accumulated net realized loss
    on investments                                    (176)
Net unrealized appreciation
    on investments                                      35

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $1,110
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $9.33
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 65

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--95.1%
-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.1%
-----------------------------------------------------------
Lone Star Technologies*#                  4,580  $      97
                                                 ----------
Total Agriculture, construction & mining
    machinery manufacturing                             97
                                                 ----------

-----------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--1.1%
-----------------------------------------------------------
Griffon*                                  7,250         94
                                                 ----------
Total Architectural & structural
    metals manufacturing                                94
                                                 ----------

-----------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--0.8%
-----------------------------------------------------------
Harman International Industries#          1,110         65
                                                 ----------
Total Audio & video equipment
    manufacturing                                       65
                                                 ----------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.0%
-----------------------------------------------------------
Aceto                                     3,525         46
Methanex                                  4,630         43
                                                 ----------
Total Basic chemical manufacturing                      89
                                                 ----------

-----------------------------------------------------------
COAL MINING--0.5%
-----------------------------------------------------------
Peabody Energy                            1,510         42
                                                 ----------
Total Coal mining                                       42
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.4%
-----------------------------------------------------------
Symbol Technologies                       3,860         33
                                                 ----------
Total Computer & peripheral equipment
    manufacturing                                       33
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--6.7%
-----------------------------------------------------------
Factset Research Systems                  1,610         52
Intergraph*                              21,175        367
Tier Technologies, Cl B*                 15,410        156
                                                 ----------
Total Computer systems design &
    related services                                   575
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--12.0%
-----------------------------------------------------------
Anchor Bancorp Wisconsin                  3,220  $      71
BankAtlantic Bancorp, Cl A               15,375        150
Brookline Bancorp                        15,960        200
Commercial Capital Bancorp*               6,840         73
First Niagara Financial Group            12,090        142
Peoples Bank Bridgeport#                  7,990        202
Provident Financial Services*             5,620         89
Webster Financial#                        2,950        104
                                                 ----------
Total Depository credit intermediation               1,031
                                                 ----------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.0%
-----------------------------------------------------------
IKON Office Solutions                    24,440        174
                                                 ----------
Total Electronics & appliance stores                   174
                                                 ----------

-----------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.6%
-----------------------------------------------------------
Rare Hospitality International*           1,790         50
                                                 ----------
Total Full-service restaurants                          50
                                                 ----------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.5%
-----------------------------------------------------------
Landstar System*                            720         41
                                                 ----------
Total General freight trucking                          41
                                                 ----------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.0%
-----------------------------------------------------------
Triad Hospitals*#                         3,030         82
                                                 ----------
Total General medical & surgical hospitals              82
                                                 ----------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.0%
-----------------------------------------------------------
NBTY*#                                    4,595         87
                                                 ----------
Total Health & personal care stores                     87
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.4%
-----------------------------------------------------------
Imation*                                  3,290        122
                                                 ----------
Total Industrial machinery
    manufacturing                                      122
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--1.0%
-----------------------------------------------------------
Interactive Data*                         6,140         86
                                                 ----------
Total Information services                              86
                                                 ----------


66 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
INSURANCE CARRIERS--2.3%
-----------------------------------------------------------
Everest Re Group                          1,510  $      86
IPC Holdings*                             3,710        112
                                                 ----------
Total Insurance carriers                               198
                                                 ----------

-----------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.9%
-----------------------------------------------------------
Pittston Brink's Group                   11,515        160
                                                 ----------
Total Investigation & security services                160
                                                 ----------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.1%
-----------------------------------------------------------
Lone Star Steakhouse & Saloon#            3,400         72
Triarc*                                   3,990        111
                                                 ----------
Total Limited-service eating places                    183
                                                 ----------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.4%
-----------------------------------------------------------
FTI Consulting*                           6,360        294
                                                 ----------
Total Management, scientific &
    technical consulting services                      294
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.7%
-----------------------------------------------------------
Hanger Orthopedic Group*                  3,450         39
Inamed*                                   4,330        155
Kensey Nash*                              2,160         44
Thoratec*                                 7,390         94
Viasys Healthcare*                        5,080         71
                                                 ----------
Total Medical equipment &
    supplies manufacturing                             403
                                                 ----------

-----------------------------------------------------------
METAL ORE MINING--1.6%
-----------------------------------------------------------
Apex Silver Mines*#                      10,040        135
                                                 ----------
Total Metal ore mining                                 135
                                                 ----------

-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.0%
-----------------------------------------------------------
AGL Resources                             3,650         86
Energen                                   2,570         83
                                                 ----------
Total Natural gas distribution                         169
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--5.7%
-----------------------------------------------------------
Analogic                                  3,970  $     181
EDO                                       8,260        149
Igen International*                       2,560         91
United Industrial                         5,160         64
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                  485
                                                 ----------

-----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--3.8%
-----------------------------------------------------------
Belo                                      4,030         82
R.H. Donnelley*#                          8,205        243
                                                 ----------
Total Newspaper/periodical/book/
    database publishers                                325
                                                 ----------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.1%
-----------------------------------------------------------
Doral Financial#                          5,105        180
                                                 ----------
Total Nondepository credit intermediation              180
                                                 ----------

-----------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
-----------------------------------------------------------
Range Resources*                          8,920         51
Ultra Petroleum*                         10,930         96
                                                 ----------
Total Oil & gas extraction                             147
                                                 ----------

-----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.3%
-----------------------------------------------------------
Clarcor                                   3,000        109
                                                 ----------
Total Other general purpose machinery
    manufacturing                                      109
                                                 ----------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.8%
-----------------------------------------------------------
Alexandria Real Estate Equities           1,740         73
Rouse#                                    2,440         84
                                                 ----------
Total Other investment pools & funds                   157
                                                 ----------

-----------------------------------------------------------
OTHER SPECIAL TRADE CONTRACTORS--1.2%
-----------------------------------------------------------
Chicago Bridge & Iron, NY Shares          6,400        104
                                                 ----------
Total Other special trade contractors                  104
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 67

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--2.2%
-----------------------------------------------------------
Louisiana-Pacific*                       23,390   $    185
                                                 ----------
Total Other wood product
    manufacturing                                      185
                                                 ----------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.9%
-----------------------------------------------------------
Premcor*                                  3,160         81
                                                 ----------
Total Petroleum & coal products
    manufacturing                                       81
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.9%
-----------------------------------------------------------
Connetics*                                2,810         47
Dade Behring Holdings*                    3,620         68
Immucor*                                  7,210        158
Noven Pharmaceuticals*#                   5,240         74
Penwest Pharmaceuticals*#                 3,320         53
Sepracor*                                 1,770         24
Trimeris*#                                2,030         84
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                      508
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF CRUDE OIL--0.7%
-----------------------------------------------------------
Enbridge Energy Management                1,510         60
                                                 ----------
Total Pipeline transportation of crude oil              60
                                                 ----------

-----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--3.5%
-----------------------------------------------------------
Applied Films*                            6,090         98
Jarden*                                   7,760        202
                                                 ----------
Total Plastics product manufacturing                   300
                                                 ----------

-----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--2.4%
-----------------------------------------------------------
Moore*                                   19,770        207
                                                 ----------
Total Printing & related
    support activities                                 207
                                                 ----------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.1%
-----------------------------------------------------------
Gray Television                          10,050         90
                                                 ----------
Total Radio & television broadcasting                   90
                                                 ----------

                                  Shares/Face        Value
                                   Amount (000)      (000)
-----------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--0.4%
-----------------------------------------------------------
Stake Technology*                         8,540 $       34
                                                 ----------
Total Remediation & other waste
    management services                                 34
                                                 ----------

-----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--3.6%
-----------------------------------------------------------
Walter Industries                        35,080        306
                                                 ----------
Total Residential building construction                306
                                                 ----------

-----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL & SYNTHETIC
  FIBERS MANUFACTURING--2.6%
-----------------------------------------------------------
Lyondell Chemical#                       15,960        223
                                                 ----------
Total Resin, synthetic rubber, artificial
    & synthetic fibers manufacturing                   223
                                                 ----------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.8%
-----------------------------------------------------------
Medicines*#                               3,520         66
                                                 ----------
Total Scientific R&D services                           66
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--4.3%
-----------------------------------------------------------
Fairchild Semiconductor
    International, Cl A*                  7,110         74
Intersil, Cl A*#                          6,840        106
Mykrolis*                                 7,850         66
NAM TAI Electronics                       4,715        119
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                            365
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $7,941)                                    8,142
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--4.3%
-----------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $363,616 (collateralized by
    U.S. Government obligations,
    total market value $370,878)           $364        364

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $364)                                        364
-----------------------------------------------------------


68 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                    Value
                                                    (000)
---------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--23.0%
---------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                              $ 1,966

---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,966)                                    1,966
---------------------------------------------------------------
---------------------------------------------------------------
TOTAL INVESTMENTS--122.4%
    (COST $10,271)                                  10,472
---------------------------------------------------------------
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(22.4)%
---------------------------------------------------------------
Payable due to investment adviser                       (4)
Payable due to administrator                            (1)
Obligation to return securities lending
    collateral                                      (1,966)
Other assets and liabilities, net                       58

---------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (1,913)
---------------------------------------------------------------
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 925,624 outstanding shares
    of beneficial interest                           9,092
Distributions in excess of
    net investment income                               (3)
Accumulated net realized loss
    on investments                                    (731)
Net unrealized appreciation
    on investments                                     201

---------------------------------------------------------------
TOTAL NET ASSETS--100%                              $8,559
---------------------------------------------------------------
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $9.25
---------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                             TURNER FUNDS 2003 SEMIANNUAL REPORT

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--99.7%
-----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--3.0%
-----------------------------------------------------------
Plexus*#                                 38,510   $    352
                                                 ----------
Total Architectural, engineering &
    related services                                   352
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--19.0%
-----------------------------------------------------------
Dell Computer*                           22,310        609
EMC*                                     44,930        325
Hutchinson Technology*#                  11,230        278
Network Appliance*#                      33,460        374
Sandisk*#                                13,980        235
Seagate Technology*#                     17,070        176
Veritas Software*                        14,930        263
                                                 ----------
Total Computer & peripheral
    equipment manufacturing                          2,260
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.1%
-----------------------------------------------------------
McData, Cl A*#                           29,420        253
                                                 ----------
Total Computer systems design &
    related services                                   253
                                                 ----------

-----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.3%
-----------------------------------------------------------
Arris Group*                             43,670        162
                                                 ----------
Total Electrical goods wholesale                       162
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.5%
-----------------------------------------------------------
Teradyne*                                25,500        297
                                                 ----------
Total Industrial machinery manufacturing               297
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--2.1%
-----------------------------------------------------------
Juniper Networks*                        31,280        255
                                                 ----------
Total Information services                             255
                                                 ----------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.9%
-----------------------------------------------------------
Pixar*#                                   6,320        342
                                                 ----------
Total Motion picture & video industries                342
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.5%
-----------------------------------------------------------
Cognex*#                                  8,210   $    174
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                  174
                                                 ----------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--5.5%
-----------------------------------------------------------
American Power Conversion*               12,220        174
Corning*                                 82,400        481
                                                 ----------
Total Other electrical equipment &
    component manufacturing                            655
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--8.1%
-----------------------------------------------------------
Gilead Sciences*#                         9,880        415
Medimmune*                                4,770        157
Trimeris*#                                9,550        393
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                      965
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--41.7%
-----------------------------------------------------------
Broadcom, Cl A*                          24,990        309
Cree*#                                   14,500        268
Cypress Semiconductor*                   43,360        299
Fairchild Semiconductor
    International, Cl A*#                26,200        274
Flextronics International*#              34,460        300
GlobespanVirata*                         67,180        302
Intel                                    31,640        515
JDS Uniphase*                            92,920        265
Maxim Integrated Products                10,270        371
Micron Technology*                       48,010        391
National Semiconductor*                  21,720        370
Sanmina-SCI*                             84,950        343
Semtech*#                                18,000        273
Silicon Laboratories*                    13,310        348
Xilinx*                                  14,590        342
                                                 ----------
Total Semiconductor & other
    electronic component
    manufacturing                                    4,970
                                                 ----------


70 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SOFTWARE PUBLISHERS--5.3%
-----------------------------------------------------------
F5 Networks*                             19,780  $     250
VeriSign*                                43,120        377
                                                 ----------
Total Software publishers                              627
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--4.7%
-----------------------------------------------------------
Adtran*#                                  5,890        211
Nortel Networks                         166,750        347
                                                 ----------
Total Telecommunications                               558
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $11,365)                                  11,870
-----------------------------------------------------------
-----------------------------------------------------------
WARRANTS--0.0%
-----------------------------------------------------------
MicroStrategy, Expires 06/24/07*          3,426         --

-----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--36.9%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                4,400

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $4,400)                                    4,400
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--136.6%
    (COST $15,765)                                  16,270
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(36.6)%
-----------------------------------------------------------
Payable due to investment adviser                      (10)
Payable due to administrator                            (2)
Obligation to return securities lending
    collateral                                      (4,400)
Other assets and liabilities, net                       50

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (4,362)
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,623,223 outstanding shares
    of beneficial interest                       $ 150,717
Accumulated net investment loss                        (71)
Accumulated net realized loss
    on investments                                (139,243)
Net unrealized appreciation
    on investments                                     505

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $11,908
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $3.29
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 71

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER CONCENTRATED GROWTH FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
------------------------------------------------------------
COMMON STOCK--98.6%
------------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--4.3%
------------------------------------------------------------
Northrop Grumman                         14,100   $  1,210
                                                 ----------
Total Aerospace product & parts
    manufacturing                                    1,210
                                                 ----------

------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--11.2%
------------------------------------------------------------
Dell Computer*                           62,590      1,709
Network Appliance*#                      79,480        890
Seagate Technology*#                     55,310        571
                                                 ----------
Total Computer & peripheral
    equipment manufacturing                          3,170
                                                 ----------

------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--5.4%
------------------------------------------------------------
Citigroup                                44,190      1,522
                                                 ----------
Total Depository credit intermediation               1,522
                                                 ----------

------------------------------------------------------------
INFORMATION SERVICES--3.1%
------------------------------------------------------------
Juniper Networks*#                      106,900        873
                                                 ----------
Total Information services                             873
                                                 ----------

------------------------------------------------------------
INSURANCE CARRIERS--3.1%
------------------------------------------------------------
UnitedHealth Group                        9,650        885
                                                 ----------
Total Insurance carriers                               885
                                                 ----------

------------------------------------------------------------
MINING SUPPORT ACTIVITIES--7.2%
------------------------------------------------------------
BJ Services*#                            33,590      1,155
Patterson-UTI Energy*#                   27,040        875
                                                 ----------
Total Mining support activities                      2,030
                                                 ----------

------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--7.3%
------------------------------------------------------------
Clear Channel Communications*            30,620      1,038
Pixar*#                                  18,950      1,025
                                                 ----------
Total Motion picture &
    video industries                                 2,063
                                                 ----------

------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--3.5%
------------------------------------------------------------
Corning*#                               169,420        989
                                                 ----------
Total Other electrical equipment &
    component manufacturing                            989
                                                 ----------

                                                     Value
                                         Shares      (000)
------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--16.2%
------------------------------------------------------------
Amgen*                                   22,830   $  1,314
Gilead Sciences*#                        18,250        767
Johnson & Johnson                        26,510      1,534
Medimmune*                               29,430        966
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                    4,581
                                                 ----------

------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--4.2%
------------------------------------------------------------
Univision Communications, Cl A*#         48,810      1,196
                                                 ----------
Total Radio & television broadcasting                1,196
                                                 ----------

------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--26.8%
------------------------------------------------------------
Broadcom, Cl A*                          72,160        891
Flextronics International*              112,070        977
Intel                                    97,620      1,589
JDS Uniphase*                           248,580        708
Micron Technology*                       67,570        550
National Semiconductor*                  60,430      1,030
Sanmina-SCI*                            224,720        908
Silicon Laboratories*#                   35,620        932
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                          7,585
                                                 ----------

------------------------------------------------------------
SOFTWARE PUBLISHERS--6.3%
------------------------------------------------------------
Electronic Arts*#                        16,180        949
VeriSign*                                97,820        855
                                                 ----------
Total Software publishers                            1,804
                                                 ----------

------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $27,467)                                  27,908
------------------------------------------------------------
------------------------------------------------------------
WARRANTS--0.0%
------------------------------------------------------------
MicroStrategy, Expires 06/24/07*            166         --

------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            --
------------------------------------------------------------


72 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER CONCENTRATED GROWTH FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--0.7%
-----------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $186,661 (collateralized by
    U.S. Government obligations,
    total market value $190,389)           $187  $     187

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $187)                                        187
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--36.3%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                               10,264

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $10,264)                                  10,264
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--135.6%
    (COST $37,918)                                  38,359
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(35.6)%
-----------------------------------------------------------
Payable due to investment adviser                      (16)
Payable due to administrator                            (4)
Obligation to return securities lending
    collateral                                     (10,264)
Other assets and liabilities, net                      220

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (10,064)
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 6,803,846 outstanding shares
    of beneficial interest                       $ 201,045
Accumulated net investment loss                        (95)
Accumulated net realized loss
    on investments                                (173,096)
Net unrealized appreciation
    on investments                                     441

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $28,295
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $4.16
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
(A) Tri-party repurchase agreement
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 73

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER NEW ENTERPRISE FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--99.4%
-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--3.2%
-----------------------------------------------------------
Comverse Technology*                     10,870  $     123
                                                 ----------
Total Commercial/industrial equipment
    rental & leasing                                   123
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.4%
-----------------------------------------------------------
Network Appliance*#                      11,690        131
                                                 ----------
Total Computer & peripheral equipment
    manufacturing                                      131
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--4.7%
-----------------------------------------------------------
Avid Technology*#                         8,170        181
                                                 ----------
Total Computer systems design &
    related services                                   181
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--5.3%
-----------------------------------------------------------
Lam Research*#                            8,450         96
Novellus Systems*#                        3,900        107
                                                 ----------
Total Industrial machinery manufacturing               203
                                                 ----------

-----------------------------------------------------------
INFORMATION SERVICES--8.1%
-----------------------------------------------------------
CNET Networks*                           38,900         97
Juniper Networks*                        13,180        108
Looksmart*                               38,640        107
                                                 ----------
Total Information services                             312
                                                 ----------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--2.7%
-----------------------------------------------------------
FTI Consulting*                           2,280        105
                                                 ----------
Total Management, scientific &
    technical consulting services                      105
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.3%
-----------------------------------------------------------
St. Jude Medical*                         2,620        128
                                                 ----------
Total Medical equipment & supplies
    manufacturing                                      128
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--3.0%
-----------------------------------------------------------
Navistar International*                   4,770   $    117
                                                 ----------
Total Motor vehicle manufacturing                      117
                                                 ----------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--5.0%
-----------------------------------------------------------
American Express                          3,450        114
Providian Financial*                     12,170         80
                                                 ----------
Total Nondepository credit intermediation              194
                                                 ----------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--6.4%
-----------------------------------------------------------
Advanced Fibre Communication*             5,840         88
Corning*                                 26,860        157
                                                 ----------
Total Other electrical equipment &
    component manufacturing                            245
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--10.2%
-----------------------------------------------------------
Amgen*                                    1,210         69
Cephalon*                                 1,620         65
Medimmune*                                4,270        140
Trimeris*#                                2,860        118
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                      392
                                                 ----------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.7%
-----------------------------------------------------------
Medicines*#                               7,730        144
                                                 ----------
Total Scientific R&D services                          144
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.3%
-----------------------------------------------------------
Legg Mason                                1,050         51
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                          51
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--21.7%
-----------------------------------------------------------
Cree*#                                    5,380        100
Cypress Semiconductor*                   20,490        141
Fairchild Semiconductor
    International, Cl A*                 14,670        154


74 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Intel                                     5,420  $      88
Micron Technology*                       14,900        121
National Semiconductor*                   8,320        142
Sanmina-SCI*                             21,970         89
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                            835
                                                 ----------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--8.3%
-----------------------------------------------------------
Electronic Arts*#                         1,670         98
Micromuse*                               19,940        104
VeriSign*                                13,260        116
                                                 ----------
Total Software publishers                              318
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--6.1%
-----------------------------------------------------------
Adtran*#                                  2,390         86
Nortel Networks                          72,120        150
                                                 ----------
Total Telecommunications                               236
                                                 ----------

-----------------------------------------------------------
TRAVEL ARRANGEMENT &
    RESERVATION SERVICES--3.0%
-----------------------------------------------------------
Hotels.com, Cl A*#                        2,030        117
                                                 ----------
Total Travel arrangement &
    reservation services                               117
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $3,667)                                    3,832
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--29.2%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                1,126

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,126)                                    1,126
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--128.6%
    (COST $4,793)                                    4,958
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(28.6)%
-----------------------------------------------------------
Receivable due from investment adviser          $        1
Obligation to return securities lending
    collateral                                      (1,126)
Other assets and liabilities, net                       21

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (1,104)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 1,442,319 outstanding shares
    of beneficial interest                          14,910
Accumulated net investment loss                        (15)
Accumulated net realized loss
    on investments                                 (11,206)
Net unrealized appreciation
    on investments                                     165

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $3,854
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $2.67
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 75

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER FINANCIAL SERVICES FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
------------------------------------------------------------
COMMON STOCK--97.2%
------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.6%
------------------------------------------------------------
BISYS Group*                             18,120  $     296
                                                 ----------
Total Computer systems design &
    related services                                   296
                                                 ----------


------------------------------------------------------------
DATA PROCESSING SERVICES--10.3%
------------------------------------------------------------
Affiliated Computer Services, Cl A*       7,090        314
First Data                               15,360        569
Global Payments                           9,220        281
                                                 ----------
Total Data processing services                       1,164
                                                 ----------


------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--34.2%
------------------------------------------------------------
Bank of America                           8,970        600
Citigroup                                17,940        618
Greenpoint Financial                      5,700        255
New York Community Bancorp               12,130        361
Northern Trust                            7,130        217
R&G Financial, Cl B                      13,760        303
Sovereign Bancorp                        29,410        407
TCF Financial                             7,530        302
Wells Fargo                              10,825        487
Zions Bancorporation                      7,610        326
                                                 ----------
Total Depository credit
    intermediation                                   3,876
                                                 ----------


------------------------------------------------------------
INSURANCE CARRIERS--7.6%
------------------------------------------------------------
American International Group              5,974        295
Principal Financial Group                14,540        395
Progressive                               2,970        176
                                                 ----------
Total Insurance carriers                               866
                                                 ----------


------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--4.6%
------------------------------------------------------------
American Express                         15,810        525
                                                 ----------
Total Nondepository credit
    intermediation                                     525
                                                 ----------

                                   Shares/Face       Value
                                   Amount (000)      (000)
------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--14.6%
------------------------------------------------------------
Affiliated Managers Group*                9,950   $    414
Franklin Resources                       13,910        458
Investors Financial Services             15,650        381
Neuberger Berman                         14,040        396
                                                 ----------
Total Other financial investment activities          1,649
                                                 ----------


------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--23.3%
------------------------------------------------------------
Ameritrade Holding*                      34,120        169
Bear Stearns                              4,380        287
Goldman Sachs Group                       8,560        583
Legg Mason                               13,566        661
Lehman Brothers Holdings                  9,720        561
Morgan Stanley                            9,850        378
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                       2,639
                                                 ----------

------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $11,503)                                  11,015
------------------------------------------------------------
------------------------------------------------------------
REPURCHASE AGREEMENT--3.8%
------------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $425,075 (collateralized by
    U.S. Government obligations,
    total market value $433,564)           $425        425

------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $425)                                        425
------------------------------------------------------------
------------------------------------------------------------
TOTAL INVESTMENTS--101.0%
    (COST $11,928)                                  11,440
------------------------------------------------------------
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.0)%
------------------------------------------------------------
Payable due to investment adviser                       (8)
Payable due to administrator                            (1)
Other assets and liabilities, net                     (105)

------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (114)
------------------------------------------------------------


76  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER FINANCIAL SERVICES FUND

                                                    Value
                                                    (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 1,121,466 outstanding shares
    of beneficial interest                        $ 12,602
Undistributed net investment income                      1
Accumulated net realized loss
    on investments                                    (789)
Net unrealized depreciation
    on investments                                    (488)

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $11,326
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.10
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 77

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--95.6%
-----------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE
    PROGRAMS--2.1%
-----------------------------------------------------------
Express Scripts*                          3,830  $     213
                                                 ----------
Total Administration of human
    resource programs                                  213
                                                 ----------


-----------------------------------------------------------
BUSINESS SUPPORT SERVICES--1.5%
-----------------------------------------------------------
Icon ADR*                                 6,570        156
                                                 ----------
Total Business support services                        156
                                                 ----------


-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--7.7%
-----------------------------------------------------------
D&K Healthcare Resources                  9,980        103
Henry Schein*                             5,580        251
Medicis Pharmaceutical, Cl A*#            3,160        176
Priority Healthcare, Cl B*#              10,160        271
                                                 ----------
Total Drugs & druggists' sundries wholesale            801
                                                 ----------


-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--9.2%
-----------------------------------------------------------
HCA                                       8,700        360
LifePoint Hospitals*                     11,570        290
Triad Hospitals*#                         7,930        213
Universal Health Services*                2,030         83
                                                 ----------
Total General medical &
    surgical hospitals                                 946
                                                 ----------


-----------------------------------------------------------
INSURANCE CARRIERS--9.2%
-----------------------------------------------------------
Anthem*                                   4,810        319
Mid Atlantic Medical Services*#           7,060        286
UnitedHealth Group                        3,730        342
                                                 ----------
Total Insurance carriers                               947
                                                 ----------


-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--2.5%
-----------------------------------------------------------
Laboratory Corp. of
    America Holdings*#                    8,750        259
                                                 ----------
Total Medical & diagnostic laboratories                259
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--10.8%
-----------------------------------------------------------
Biomet                                    3,170  $      97
Boston Scientific*                        3,640        148
Cooper                                    2,650         79
Respironics*                              5,220        180
St. Jude Medical*                         3,340        163
Steris*#                                  6,690        175
Varian Medical Systems*                   4,160        224
Zimmer Holdings*                          1,050         51
                                                 ----------
Total Medical equipment &
    supplies manufacturing                           1,117
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.3%
-----------------------------------------------------------
Dentsply International                    3,760        131
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                  131
                                                 ----------

-----------------------------------------------------------
OFFICES OF PHYSICIANS--1.0%
-----------------------------------------------------------
Caremark Rx*                              5,730        104
                                                 ----------
Total Offices of physicians                            104
                                                 ----------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.0%
-----------------------------------------------------------
Ventas                                    8,940        104
                                                 ----------
Total Other investment pools & funds                   104
                                                 ----------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--47.2%
-----------------------------------------------------------
Allergan                                  3,670        250
Amgen*                                    8,910        513
Cephalon*#                                4,070        163
Forest Laboratories*                      6,680        360
Gilead Sciences*#                        14,570        612
Johnson & Johnson                         8,840        512
Medimmune*                               11,495        377
Pharmaceutical Resources*#                8,280        352
Pharmacia                                11,690        506
Taro Pharmaceuticals Industries*#         4,210        161


78 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
Teva Pharmaceutical
    Industries ADR#                       2,610   $    109
Trimeris*#                                8,160        336
Wyeth                                    16,600        628
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                    4,879
                                                 ----------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.1%
-----------------------------------------------------------
Medicines*#                              11,850        221
                                                 ----------
Total Scientific R&D services                          221
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $9,086)                                    9,878
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--4.4%
-----------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $457,946 (collateralized by
    U.S. Government obligations,
    total market value $467,092)           $458        458

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $458)                                        458
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--29.4%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                3,036

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $3,036)                                    3,036
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--129.4%
    (COST $12,580)                                  13,372
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(29.4)%
-----------------------------------------------------------
Payable due to investment adviser              $        (9)
Payable due to administrator                            (1)
Payable due to shareholder servicing agent              (2)
Obligation to return securities
    lending collateral                              (3,036)
Other assets and liabilities, net                       11

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (3,037)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 1,003,226 outstanding shares
    of beneficial interest                          11,118
Accumulated net investment loss                        (83)
Accumulated net realized loss
    on investments                                  (1,492)
Net unrealized appreciation
    on investments                                     792

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $10,335
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $10.30
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 79

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--98.5%
-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.0%
-----------------------------------------------------------
Omnicom Group                               860  $      47
                                                 ----------
Total Advertising & related services                    47
                                                 ----------

-----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--0.8%
-----------------------------------------------------------
Northrop Grumman                            450         39
                                                 ----------
Total Aerospace product & parts
    manufacturing                                       39
                                                 ----------

-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.0%
-----------------------------------------------------------
Cooper Cameron*                             900         45
                                                 ----------
Total Agriculture, construction & mining
    machinery manufacturing                             45
                                                 ----------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.9%
-----------------------------------------------------------
E.I. du Pont de Nemours                   2,300         89
                                                 ----------
Total Basic chemical manufacturing                      89
                                                 ----------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--4.7%
-----------------------------------------------------------
Coca-Cola                                 2,200         89
PepsiCo                                   3,290        132
                                                 ----------
Total Beverage manufacturing                           221
                                                 ----------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.6%
-----------------------------------------------------------
Comcast, Cl A*                            2,605         74
                                                 ----------
Total Cable networks & program
    distribution                                        74
                                                 ----------

-----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.1%
-----------------------------------------------------------
Apollo Group, Cl A*                       1,000         50
                                                 ----------
Total Colleges, universities &
    professional schools                                50
                                                 ----------

-----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.1%
-----------------------------------------------------------
3M                                          410         53
                                                 ----------
Total Commercial & service industry
    machinery manufacturing                             53
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.4%
-----------------------------------------------------------
Cisco Systems*                            5,070  $      66
                                                 ----------
Total Communications equipment
    manufacturing                                       66
                                                 ----------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.1%
-----------------------------------------------------------
Dell Computer*                            1,700         46
EMC*                                      5,100         37
Veritas Software*                           950         17
                                                 ----------
Total Computer & peripheral
    equipment manufacturing                            100
                                                 ----------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.5%
-----------------------------------------------------------
BISYS Group*                              1,500         24
                                                 ----------
Total Computer systems design &
    related services                                    24
                                                 ----------

-----------------------------------------------------------
COURIERS--1.4%
-----------------------------------------------------------
United Parcel Service, Cl B               1,100         63
                                                 ----------
Total Couriers                                          63
                                                 ----------

-----------------------------------------------------------
DATA PROCESSING SERVICES--4.0%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*       1,300         58
First Data                                2,200         81
Fiserv*                                   1,550         49
                                                 ----------
Total Data processing services                         188
                                                 ----------

-----------------------------------------------------------
DEPARTMENT STORES--4.3%
-----------------------------------------------------------
Kohl's*                                   1,250         71
Wal-Mart Stores                           2,490        129
                                                 ----------
Total Department stores                                200
                                                 ----------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--8.4%
-----------------------------------------------------------
Bank of America                           1,440         96
Citigroup                                 5,140        177
Commerce Bancorp                            950         38
Wells Fargo                               1,780         80
                                                 ----------
Total Depository credit intermediation                 391
                                                 ----------


80 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.0%
-----------------------------------------------------------
General Electric                          3,700  $      94
                                                 ----------
Total Electrical equipment
    manufacturing                                       94
                                                 ----------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.7%
-----------------------------------------------------------
eBay*                                       390         33
                                                 ----------
Total Electronic shopping & mail-order houses           33
                                                 ----------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.7%
-----------------------------------------------------------
CDW Computer Centers*                       830         34
                                                 ----------
Total Electronics & appliance stores                    34
                                                 ----------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.5%
-----------------------------------------------------------
Nike, Cl B                                  470         24
                                                 ----------
Total Footwear manufacturing                            24
                                                 ----------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL
    HOSPITALS--0.5%
-----------------------------------------------------------
HCA                                         600         25
                                                 ----------
Total General medical &
    surgical hospitals                                  25
                                                 ----------

-----------------------------------------------------------
GROCERY STORES--0.5%
-----------------------------------------------------------
Whole Foods Market*                         400         22
                                                 ----------
Total Grocery stores                                    22
                                                 ----------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.3%
-----------------------------------------------------------
Walgreen                                  2,090         62
                                                 ----------
Total Health & personal care stores                     62
                                                 ----------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.3%
-----------------------------------------------------------
Kla-Tencor*                               1,100         40
Lam Research*                             1,800         20
                                                 ----------
Total Industrial machinery manufacturing                60
                                                 ----------

-----------------------------------------------------------
INSURANCE CARRIERS--1.3%
-----------------------------------------------------------
Anthem*                                     500         33
UnitedHealth Group                          300         28
                                                 ----------
Total Insurance carriers                                61
                                                 ----------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.6%
-----------------------------------------------------------
Starbucks*                                1,100  $      28
                                                 ----------
Total Limited-service eating places                     28
                                                 ----------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.6%
-----------------------------------------------------------
Laboratory Corp. of America Holdings*       900         27
                                                 ----------
Total Medical & diagnostic laboratories                 27
                                                 ----------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.9%
-----------------------------------------------------------
Biomet                                      900         28
Boston Scientific*                          660         27
St. Jude Medical*                           700         34
                                                 ----------
Total Medical equipment &
    supplies manufacturing                              89
                                                 ----------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.6%
-----------------------------------------------------------
BJ Services*                              1,630         56
ENSCO International                         900         23
Halliburton                               2,000         41
                                                 ----------
Total Mining support activities                        120
                                                 ----------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.7%
-----------------------------------------------------------
Clear Channel Communications*             1,660         56
Pixar*                                      400         22
                                                 ----------
Total Motion picture & video industries                 78
                                                 ----------

-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.5%
-----------------------------------------------------------
Navistar International*                     900         22
                                                 ----------
Total Motor vehicle manufacturing                       22
                                                 ----------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--0.6%
-----------------------------------------------------------
Danaher                                     400         26
                                                 ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                   26
                                                 ----------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.3%
-----------------------------------------------------------
American Express                          2,500         83
SLM                                         200         22
                                                 ----------
Total Nondepository credit
    intermediation                                     105
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 81

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OIL & GAS EXTRACTION--2.4%
-----------------------------------------------------------
Apache                                      473 $       29
Murphy Oil                                  940         42
Occidental Petroleum                      1,400         42
                                                 ----------
Total Oil & gas extraction                             113
                                                 ----------


-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.5%
-----------------------------------------------------------
Investors Financial Services              2,780         68
                                                 ----------
Total Other financial
    investment activities                               68
                                                 ----------


-----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.5%
-----------------------------------------------------------
SPX*                                        650         22
                                                 ----------
Total Other general purpose
    machinery manufacturing                             22
                                                 ----------


-----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--0.6%
-----------------------------------------------------------
Coach*                                      700         27
                                                 ----------
Total Other leather & allied product
    manufacturing                                       27
                                                 ----------


-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
-----------------------------------------------------------
International Game Technology*              300         25
                                                 ----------
Total Other miscellaneous manufacturing                 25
                                                 ----------


-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.6%
-----------------------------------------------------------
Valero Energy                               700         29
                                                 ----------
Total Petroleum & coal products
    manufacturing                                       29
                                                 ----------


-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--11.4%
-----------------------------------------------------------
Amgen*                                    1,300         75
Cephalon*                                   550         22
Forest Laboratories*                        960         52
Gilead Sciences*                            550         23

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Johnson & Johnson                         1,850  $     107
Medimmune*                                1,300         43
Pharmacia                                 3,900        169
Wyeth                                     1,150         43
                                                 ----------
Total Pharmaceutical & medicine
    manufacturing                                      534
                                                 ----------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.5%
-----------------------------------------------------------
Kinder Morgan                             1,570         71
                                                 ----------
Total Pipeline transportation
    of natural gas                                      71
                                                 ----------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.7%
-----------------------------------------------------------
Univision Communications, Cl A*           1,300         32
                                                 ----------
Total Radio & television broadcasting                   32
                                                 ----------

-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.4%
-----------------------------------------------------------
Southwest Airlines                        1,400         20
                                                 ----------
Total Scheduled air transportation                      20
                                                 ----------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.9%
-----------------------------------------------------------
Bear Stearns                                660         43
Goldman Sachs Group                       1,300         89
Lehman Brothers Holdings                    880         51
                                                 ----------
Total Security & commodity contracts
    intermediation & brokerage                         183
                                                 ----------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--7.7%
-----------------------------------------------------------
Analog Devices*                           1,180         32
Applied Materials*                        2,700         34
Broadcom, Cl A*                           2,780         34
Intel                                     7,770        127
JDS Uniphase*                            10,600         30
National Semiconductor*                   1,450         25
Tyco International                        3,100         40
Xilinx*                                   1,500         35
                                                 ----------
Total Semiconductor & other electronic
    component manufacturing                            357
                                                 ----------


82 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                  Shares/Face        Value
                                  Amount (000)       (000)
-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.2%
-----------------------------------------------------------
Procter & Gamble                          1,150   $    102
                                                 ----------
Total Soap, cleaners & toilet
    preparation manufacturing                          102
                                                 ----------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--5.2%
-----------------------------------------------------------
Electronic Arts*                          1,050         61
Mercury Interactive*                        800         24
Microsoft                                 6,560        159
                                                 ----------
Total Software publishers                              244
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--3.9%
-----------------------------------------------------------
CenturyTel                                1,450         40
Nortel Networks                          11,000         23
Verizon Communications                    2,720         96
Vodafone Group ADR                        1,300         24
                                                 ----------
Total Telecommunications                               183
                                                 ----------

-----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.6%
-----------------------------------------------------------
Philadelphia Suburban                     1,160         25
                                                 ----------
Total Water, sewage & other systems                     25
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,422)                                    4,595
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.7%
-----------------------------------------------------------
Morgan Stanley (A)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $125,065 (collateralized by
    U.S. Government obligations,
    total market value $127,562)           $125        125

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $125)                                        125
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--101.2%
    (COST $4,547)                                    4,720
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.2)%
-----------------------------------------------------------
Receivable due from investment adviser          $        1
Payable due to administrator                            (1)
Payable due to shareholder servicing agent              (1)
Other assets and liabilities, net                      (53)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (54)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 706,731 outstanding shares
    of beneficial interest                           7,532
Accumulated net investment loss                         (8)
Accumulated net realized loss
    on investments                                  (3,031)
Net unrealized appreciation
    on investments                                     173

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $4,666
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $6.60
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 83

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER STRATEGIC VALUE AND HIGH INCOME FUND
March 31, 2003

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
EQUITY FUNDS--51.7%
-----------------------------------------------------------
Turner Small Cap Value
    Opportunities Fund, Cl II (A)         3,223   $     30

-----------------------------------------------------------
TOTAL EQUITY FUNDS
    (COST $30)                                          30
-----------------------------------------------------------
-----------------------------------------------------------
FIXED INCOME FUNDS--55.2%
-----------------------------------------------------------
Turner High Yield Fund, Cl I (A)          6,699         32

-----------------------------------------------------------
TOTAL FIXED INCOME FUNDS
    (COST $31)                                          32
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--106.9%
    (COST $61)                                          62
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(6.9)%
-----------------------------------------------------------
Receivable due from investment adviser                   2
Other assets and liabilities, net                       (6)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 (4)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 5,673 outstanding shares
    of beneficial interest                              58
Distributions in excess of
    net investment income                               (1)
Net unrealized appreciation
    on investments                                       1

-----------------------------------------------------------
TOTAL NET ASSETS--100%                                 $58
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.31
-----------------------------------------------------------

(A) Affiliated investment
Cl - Class
The accompanying notes are an integral part of the financial statements.


84 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND
March 31, 2003

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.3%
-----------------------------------------------------------
U.S. Treasury Bonds
    8.125%, 05/15/21                    $   250   $    352
    7.500%, 11/15/16                      1,500      1,970
    7.250%, 05/15/16                      1,700      2,186
    7.250%, 08/15/22                        900      1,172
    6.375%, 08/15/27                        450        540

-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $5,551)                                    6,220
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--2.3%
-----------------------------------------------------------
FNMA, MTN
    6.920%, 03/19/07                        555        642
Private Export Funding
    6.620%, 10/01/05                        250        278

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $837)                            920
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--36.9%
-----------------------------------------------------------
FHLMC
    Pool #277449
    8.500%, 09/01/09                          1          2
FHLMC CMO/REMIC
    Ser 1546, Cl H
    7.000%, 12/15/22                        390        404
    Ser 1561, Cl H
    6.500%, 05/15/08                        750        793
    Ser 2522, Cl PB
    4.750%, 11/15/14                      2,500      2,586
FNMA
    Pool #369214
    5.000%, 04/01/09                        192        199
    Pool #535301
    6.500%, 04/01/15                        392        415
    Pool #694431
    5.000%, 03/01/18                      1,000      1,029
FNMA CMO/REMIC,
    Ser 1994-17, Cl H
    6.000%, 02/25/09                        602        643

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
GNMA
    Pool #13125
    8.000%, 10/15/06                    $     7 $        8
    Pool #187899
    8.000%, 05/15/17                         38         42
    Pool #196477
    10.000%, 04/15/10                        30         33
    Pool #202886
    8.000%, 03/15/17                         69         76
    Pool #221235
    8.500%, 07/15/17                         23         25
    Pool #331786
    8.000%, 08/15/22                         54         59
    Pool #376400
    6.500%, 02/15/24                        379        401
    Pool #439478
    7.000%, 01/15/27                        405        431
    Pool #457921
    5.500%, 12/15/28                        594        613
    Pool #462622
    6.500%, 03/15/28                        877        924
    Pool #533974
    6.500%, 05/15/32                        499        525
    Pool #570400
    6.500%, 09/15/31                      1,177      1,238
    Pool #781029
    6.500%, 05/15/29                        264        278
    Pool #781096
    6.500%, 12/15/28                      1,180      1,243
    Pool #781231
    7.000%, 12/15/30                        622        660
    Pool #781328
    7.000%, 09/15/31                        737        782
SLMA (A)
    6.470%, 10/03/22                      5,065      1,638

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
    BACKED OBLIGATIONS (COST $14,523)               15,047
-----------------------------------------------------------
-----------------------------------------------------------
CORPORATE OBLIGATIONS--42.5%
-----------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS--0.5%
-----------------------------------------------------------
Masco
    6.125%, 09/15/03                        200        204
                                                 ----------
Total Building & construction products                 204
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 85

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
COSMETICS & TOILETRIES--3.4%
-----------------------------------------------------------
Dial
    7.000%, 08/15/06                     $1,250   $  1,381
                                                 ----------
Total Cosmetics & toiletries                         1,381
                                                 ----------

-----------------------------------------------------------
DATA PROCESSING SERVICES--4.6%
-----------------------------------------------------------
First Data
    4.700%, 11/01/06                      1,000      1,056
First Data,
    Ser D, MTN
    5.800%, 12/15/08                        750        839
                                                 ----------
Total Data processing services                       1,895
                                                 ----------

-----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--6.3%
-----------------------------------------------------------
Emerson Electric
    7.125%, 08/15/10                      1,250      1,483
Scana, Ser B, MTN
    5.810%, 10/23/08                      1,000      1,103
                                                 ----------
Total Electrical products & services                 2,586
                                                 ----------

-----------------------------------------------------------
FINANCIAL SERVICES--2.5%
-----------------------------------------------------------
Ford Motor Credit
    6.700%, 07/16/04                      1,000      1,019
                                                 ----------
Total Financial services                             1,019
                                                 ----------

-----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--7.2%
-----------------------------------------------------------
Kraft Foods
    5.250%, 06/01/07                      1,000      1,040
Sysco
    7.250%, 04/15/07                        405        462
    7.160%, 04/15/27                        500        592
    6.500%, 06/15/05                        750        823
                                                 ----------
Total Food, beverage & tobacco                       2,917
                                                 ----------

-----------------------------------------------------------
GAS/NATURAL GAS--4.1%
-----------------------------------------------------------
ChevronTexaco
    8.110%, 12/01/04                        160        172
Natural Fuel Gas,
    Ser D, MTN
    6.303%, 05/27/08                      1,350      1,486
                                                 ----------
Total Gas/natural gas                                1,658
                                                 ----------

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--2.9%
-----------------------------------------------------------
Abbott Laboratories
    5.600%, 10/01/03                    $   700  $     715
HealthSouth (B)
    8.500%, 02/01/08                      1,000        460
                                                 ----------
Total Medical products & services                    1,175
                                                 ----------

-----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--3.3%
-----------------------------------------------------------
Pioneer Natural Resources
    8.875%, 04/15/05                      1,250      1,330
                                                 ----------
Total Petroleum & fuel products                      1,330
                                                 ----------

-----------------------------------------------------------
RETAIL--3.9%
-----------------------------------------------------------
Wal-Mart Stores
    6.875%, 08/10/09                      1,350      1,596
                                                 ----------
Total Retail                                         1,596
                                                 ----------

-----------------------------------------------------------
TRUCKING--3.8%
-----------------------------------------------------------
JB Hunt Transportation Services
    6.250%, 09/01/03                        750        764
Roadway
    8.250%, 12/01/08                        700        805
                                                 ----------
Total Trucking                                       1,569
                                                 ----------

-----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $16,683)                                  17,330
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.1%
-----------------------------------------------------------
Morgan Stanley (C)
    1.300%, dated 03/31/03, matures
    04/01/03, repurchase price
    $858,369 (collateralized by
    U.S. Government obligations,
    total market value $875,505)            858        858

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $858)                                        858
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--99.1%
    (COST $38,452)                                  40,375
-----------------------------------------------------------


86 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                                      Value
                                                      (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.9%
-----------------------------------------------------------
Payable due to investment adviser                $     (14)
Payable due to administrator                            (6)
Other assets and liabilities, net                      389

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                369
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,906,995 outstanding shares
    of beneficial interest                          38,649
Accumulated net realized gain
    on investments                                     172
Net unrealized appreciation
    on investments                                   1,923

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $40,744
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.43
-----------------------------------------------------------

(A) The rate reported is the effective yield at time of purchase.
(B) In default on interest payments
(C) Tri-party repurchase agreement
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 87

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER TOTAL RETURN FIXED INCOME FUND
March 31, 2003

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--92.3%
-----------------------------------------------------------
U.S. Treasury Bills (A)
    1.085%, 05/15/03                     $2,600   $  2,596
U.S. Treasury Notes
    4.000%, 11/15/12                      1,000      1,014
    3.875%, 02/15/13                      1,800      1,808
    3.000%, 02/15/08                      1,000      1,012

-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $6,438)                                    6,430
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--2.1%
-----------------------------------------------------------
FNMA CMO/REMIC
    Ser G93-31, Cl PK
    6.650%, 06/25/21                         50         52
GNMA
    Pool #780327
    8.000%, 11/15/17                         87         96

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $145)                            148
-----------------------------------------------------------
-----------------------------------------------------------
ASSET-BACKED SECURITIES--0.3%
-----------------------------------------------------------
MORTGAGE RELATED--0.3%
-----------------------------------------------------------
Goldman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                         22         23
                                                 ----------
Total Mortgage related                                  23
                                                 ----------

-----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $22)                                          23
-----------------------------------------------------------
-----------------------------------------------------------
CORPORATE OBLIGATIONS--2.5%
-----------------------------------------------------------
AEROSPACE & DEFENSE--0.1%
-----------------------------------------------------------
Sequa
    9.000%, 08/01/09                         10         10
                                                 ----------
Total Aerospace & defense                               10
                                                 ----------

-----------------------------------------------------------
AUTOMOTIVE & TRUCK PARTS--0.2%
-----------------------------------------------------------
General Motors Acceptance
    6.875%, 08/28/12                         15         15
                                                 ----------
Total Automotive & truck parts                          15
                                                 ----------

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.3%
-----------------------------------------------------------
Houghton Mifflin (B)
    9.875%, 02/01/13                        $10  $      11
Lamar Media
    8.625%, 09/15/07                         10         10
                                                 ----------
Total Broadcasting, newspapers &
    advertising                                         21
                                                 ----------

-----------------------------------------------------------
CONSUMER PRODUCTS--0.2%
-----------------------------------------------------------
Central Garden and Pet (B)
    9.125%, 02/01/13                         10         10
                                                 ----------
Total Consumer products                                 10
                                                 ----------

-----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--0.2%
-----------------------------------------------------------
Sanmina-SCI (B)
    10.375%, 01/15/10                        10         11
                                                 ----------
Total Electrical products & services                    11
                                                 ----------

-----------------------------------------------------------
FINANCIAL SERVICES--0.5%
-----------------------------------------------------------
CIT Group
    7.750%, 04/02/12                         15         17
Goldman Sachs
    5.700%, 09/01/12                         15         16
                                                 ----------
Total Financial services                                33
                                                 ----------

-----------------------------------------------------------
HOTELS & LODGING--0.1%
-----------------------------------------------------------
Hilton Hotels
    7.625%, 12/01/12                         10         10
                                                 ----------
Total Hotels & lodging                                  10
                                                 ----------

-----------------------------------------------------------
MACHINERY--0.2%
-----------------------------------------------------------
John Deere Capital
    5.100%, 01/15/13                         15         15
                                                 ----------
Total Machinery                                         15
                                                 ----------

-----------------------------------------------------------
MISCELLANEOUS MANUFACTURING--0.2%
-----------------------------------------------------------
General Electric
    5.000%, 02/01/13                         15         15
                                                 ----------
Total Miscellaneous manufacturing                       15
                                                 ----------


88  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER TOTAL RETURN FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
PAPER & RELATED PRODUCTS--0.1%
-----------------------------------------------------------
Georgia-Pacific
    9.500%, 12/01/11                     $   10  $      10
                                                 ----------
Total Paper & related products                          10
                                                 ----------

-----------------------------------------------------------
RETAIL--0.2%
-----------------------------------------------------------
JC Penney
    8.000%, 03/01/10                         10         10
                                                 ----------
Total Retail                                            10
                                                 ----------

-----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--0.2%
-----------------------------------------------------------
Nextel Communications
    9.500%, 02/01/11                         10         11
                                                 ----------
Total Telephones & telecommunications                   11
                                                 ----------

-----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $166)                                        171
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.4%
-----------------------------------------------------------
Morgan Stanley (C)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $170,058 (collateralized by
    U.S. Government obligations,
    total market value $173,454)            170        170

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $170)                                        170
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--99.6%
    (COST $6,941)                                    6,942
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.4%
-----------------------------------------------------------
Receivable due from investment adviser                   1
Payable due to administrator                            (1)
Other assets and liabilities, net                       26

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 26
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 708,099 outstanding shares
    of beneficial interest                         $ 6,933
Undistributed net investment income                     19
Accumulated net realized gain
    on investments and option contracts                 15
Net unrealized appreciation
    on investments                                       1

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $6,968
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $9.84
-----------------------------------------------------------

(A) The rate reported is the effective yield at time of purchase.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors".
(C) Tri-party repurchase agreement.
Cl - Class
CMO - Collateralized mortgage obligation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 89

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND
March 31, 2003

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
CORPORATE OBLIGATIONS--87.3%
-----------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
-----------------------------------------------------------
Sequa
    9.000%, 08/01/09                       $190   $    188
                                                 ----------
Total Aerospace & defense                              188
                                                 ----------

-----------------------------------------------------------
APPAREL & TEXTILES--1.4%
-----------------------------------------------------------
Levi Strauss (A)
    12.250%, 12/15/12                       150        142
                                                 ----------
Total Apparel & textiles                               142
                                                 ----------

-----------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--4.6%
-----------------------------------------------------------
Houghton Mifflin (A)
    9.875%, 02/01/13                        190        205
Lamar Media
    8.625%, 09/15/07                        140        146
Mediacom Broadband
    11.000%, 07/15/13                       100        112
                                                 ----------
Total Broadcasting, newspapers &
    advertising                                        463
                                                 ----------

-----------------------------------------------------------
BUILDING & CONSTRUCTION--1.5%
-----------------------------------------------------------
K. Hovnanian Enterprises
    8.875%, 04/01/12                        150        151
                                                 ----------
Total Building & construction                          151
                                                 ----------

-----------------------------------------------------------
CHEMICAL MANUFACTURING--1.5%
-----------------------------------------------------------
Lyondell Chemical
    10.875%, 05/01/09                        50         46
Lyondell Chemical, Ser A
    9.625%, 05/01/07                        100        100
                                                 ----------
Total Chemical manufacturing                           146
                                                 ----------

-----------------------------------------------------------
CONSUMER PRODUCTS--2.0%
-----------------------------------------------------------
Central Garden and Pet (A)
    9.125%, 02/01/13                        190        199
                                                 ----------
Total Consumer products                                199
                                                 ----------

-----------------------------------------------------------
CONTAINERS & PACKAGING--5.4%
-----------------------------------------------------------
Crown Euro Holdings (A)
    9.500%, 03/01/11                        200        200
Owens-Brockway Glass Container (A)
    8.750%, 11/15/12                        100        103

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
Radnor Holdings (A)
    11.000%, 03/15/10                      $250  $     242
                                                 ----------
Total Containers & packaging                           545
                                                 ----------

-----------------------------------------------------------
COSMETICS & TOILETRIES--1.5%
-----------------------------------------------------------
Chattem, Ser B#
    8.875%, 04/01/08                        150        153
                                                 ----------
Total Cosmetics & toiletries                           153
                                                 ----------

-----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--5.2%
-----------------------------------------------------------
Flextronics International, Ser B#
    8.750%, 10/15/07                        150        157
Perkinelmer (A)
    8.875%, 01/15/13                        150        157
Sanmina-SCI (A)
    10.375%, 01/15/10                       190        205
                                                 ----------
Total Electrical products & services                   519
                                                 ----------

-----------------------------------------------------------
ENTERTAINMENT--4.9%
-----------------------------------------------------------
Aztar
    9.000%, 08/15/11                        150        156
Park Place Entertainment
    8.125%, 05/15/11                        150        155
Six Flags
    8.875%, 02/01/10                        200        184
                                                 ----------
Total Entertainment                                    495
                                                 ----------

-----------------------------------------------------------
FINANCIAL SERVICES--1.0%
-----------------------------------------------------------
Williams Scotsman
    9.875%, 06/01/07                        100         97
                                                 ----------
Total Financial services                                97
                                                 ----------

-----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--1.6%
-----------------------------------------------------------
Del Monte (A)
    8.625%, 12/15/12                        150        159
                                                 ----------
Total Food, beverage & tobacco                         159
                                                 ----------

-----------------------------------------------------------
HOTELS & LODGING--1.4%
-----------------------------------------------------------
Hilton Hotels
    7.625%, 12/01/12                        140        140
                                                 ----------
Total Hotels & lodging                                 140
                                                 ----------


90 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
MACHINERY--2.2%
-----------------------------------------------------------
Briggs & Stratton
    8.875%, 03/15/11                       $200   $    216
                                                 ----------
Total Machinery                                        216
                                                 ----------

-----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--5.2%
-----------------------------------------------------------
Advanced Medical Optics
    9.250%, 07/15/10                        150        156
Ameripath (A)
    10.500%, 04/01/13                       250        258
Universal Hospital Services
    10.250%, 03/01/08                       110        107
                                                 ----------
Total Medical products & services                      521
                                                 ----------

-----------------------------------------------------------
METALS--6.8%
-----------------------------------------------------------
AK Steel
    7.750%, 06/15/12                        150        137
Century Aluminum
    11.750%, 04/15/08                       150        150
Freeport-McMoran (A)#
    10.125%, 02/01/10                       200        207
Oregon Steel Mills
    10.000%, 07/15/09                       200        191
                                                 ----------
Total Metals                                           685
                                                 ----------

-----------------------------------------------------------
PAPER & RELATED PRODUCTS--4.5%
-----------------------------------------------------------
Georgia-Pacific
    9.500%, 12/01/11                        240        238
Jefferson Smurfit Container
    8.250%, 10/01/12                        200        214
                                                 ----------
Total Paper & related products                         452
                                                 ----------

-----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--6.5%
-----------------------------------------------------------
Chesepeake Energy
    7.750%, 01/15/15                        200        206
Comstock Resources
    11.250%, 05/01/07                        70         75
Grant Prideco, Ser B
    9.625%, 12/01/07                         40         43
Great Lakes Carbon,
    Ser B PIK
    10.250%, 05/15/08                         1          1

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
Tesoro Petroleum
    9.625%, 04/01/12                       $200  $     171
Vintage Petroleum
    8.625%, 02/01/09                        150        154
                                                 ----------
Total Petroleum & fuel products                        650
                                                 ----------

-----------------------------------------------------------
REIT--0.5%
-----------------------------------------------------------
Host Marriott, Ser E
    8.375%, 02/15/06                         55         54
                                                 ----------
Total REIT                                              54
                                                 ----------

-----------------------------------------------------------
RENTAL EQUIPMENT--0.8%
-----------------------------------------------------------
Universal Compression
    9.875%, 02/15/08                         75         79
                                                 ----------
Total Rental equipment                                  79
                                                 ----------

-----------------------------------------------------------
RETAIL--6.6%
-----------------------------------------------------------
Ferrellgas Partners
    8.750%, 06/15/12                        250        261
JC Penney
    8.000%, 03/01/10                        240        248
Winn-Dixie Stores
    8.875%, 04/01/08                        150        158
                                                 ----------
Total Retail                                           667
                                                 ----------

-----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--9.5%
-----------------------------------------------------------
Echostar DBS
    9.375%, 02/01/09                        200        213
Nextel Communications
    9.500%, 02/01/11                        190        201
Nextel Partners
    11.000%, 03/15/10                       100         98
Nortel Networks
    6.125%, 02/15/06                        200        183
Rogers Cantel
    9.375%, 06/01/08                        100        103
Time Warner
    9.750%, 07/15/08                        200        158
                                                 ----------
Total Telephones & telecommunications                  956
                                                 ----------


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 91

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Shares/Face      Value
                                   Amount (000)      (000)
-----------------------------------------------------------
TRANSPORTATION--7.2%
-----------------------------------------------------------
Stena
    9.625%, 12/01/12                     $  200  $     207
TFM
    10.250%, 06/15/07                       130        117
TRW Automotive (A)
    11.000%, 02/15/13                       200        199
United Auto Group
    9.625%, 03/15/12                        200        195
                                                 ----------
Total Transportation                                   718
                                                 ----------

-----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--3.6%
-----------------------------------------------------------
Allied Waste North America, Ser B
    10.000%, 08/01/09                       195        202
Casella Waste Systems (A)
    9.750%, 02/01/13                        150        160
                                                 ----------
Total Waste treatment & disposal                       362
                                                 ----------

-----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $8,454)                                    8,757
-----------------------------------------------------------
-----------------------------------------------------------
COMMON STOCK--0.0%
-----------------------------------------------------------
Chiquita Brands Escrow*                 110,000         --
Pegasus Communications*                      22         --

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $2)                                           --
-----------------------------------------------------------
-----------------------------------------------------------
PREFERRED STOCK--1.8%
-----------------------------------------------------------
Crown Castle International PIK*              58          5
Granite Broadcasting*                     1,600        105
Pegasus Satellite*                            3         --
Sinclair Broadcast Group*                 2,005         73

-----------------------------------------------------------
TOTAL PREFERRED STOCKS
    (COST $164)                                        183
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--9.6%
-----------------------------------------------------------
Morgan Stanley (B)
    1.000%, dated 03/31/03, matures
    04/01/03, repurchase price
    $962,382 (collateralized by
    U.S. Government obligations,
    total market value $981,602)            962        962

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $962)                                        962
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
HORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--2.6%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                            $     261

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $261)                                        261
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--101.3%
    (COST $9,843)                                   10,163
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.3)%
-----------------------------------------------------------
Payable due to investment adviser                       (1)
Payable due to administrator                            (1)
Obligation to return securities lending
    collateral                                        (261)
Other assets and liabilities, net                      137

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (126)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 2,122,612 outstanding shares
    of beneficial interest                          25,864
Distributions in excess of
    net investment income                              (16)
Accumulated net realized loss
    on investments                                 (16,131)
Net unrealized appreciation
    on investments                                     320

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $10,037
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $4.73
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2003.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors".
(B) Tri-party repurchase agreement
PIK - Payment-in-kind
REIT - Real estate investment trust
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


92 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND
March 31, 2003

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--4.5%
-----------------------------------------------------------
U.S. Treasury Notes
    5.625%, 02/15/06                    $25,000  $  27,594

-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $27,361)                                  27,594
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.5%
-----------------------------------------------------------
FFCB
    4.375%, 05/01/03                      8,059      8,081
FHLB (A)
    1.211%, 07/15/03                      7,500      7,500
    1.089%, 06/17/03                      7,000      7,000
FHLB, Ser ZE06 (B)
    2.000%, 02/06/06                      5,000      5,001

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $27,571)                                  27,582
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--84.7%
-----------------------------------------------------------
FHLMC
    Pool #184967
    7.750%, 08/01/08                        110        117
FHLMC CMO/REMIC
    Ser 1106, Cl E
    7.500%, 07/15/06                         14         14
    Ser 1344, Cl F (A)
    1.813%, 08/15/07                      1,230      1,234
    Ser 1377, Cl F (A)
    1.813%, 09/15/07                        830        834
    Ser 1413, Cl F (A)
    1.813%, 11/15/07                      2,305      2,313
    Ser 1515, Cl G
    6.500%, 02/15/08                        550        564
    Ser 1526, Cl J
    6.500%, 05/15/21                      4,335      4,376
    Ser 1544, Cl L (A)
    2.040%, 07/15/08                        479        481
    Ser 1555, Cl PE
    6.150%, 03/15/08                        370        371
    Ser 16, Cl PH
    6.750%, 04/25/21                      4,146      4,186
    Ser 1608, Cl GA
    9.000%, 06/15/21                      1,377      1,443

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 161, Cl F
    9.500%, 06/15/06                 $       15 $       15
    Ser 1832, Cl E
    6.500%, 07/15/10                     10,804     11,187
    Ser 2059, Cl HA
    5.750%, 12/15/25                      3,088      3,099
    Ser 2061, Cl PQ
    5.250%, 06/15/23                      2,380      2,384
    Ser 2111, Cl UC
    6.000%, 07/15/08                         37         37
    Ser 2123, Cl PC
    6.000%, 07/15/21                     10,000     10,158
    Ser 2126, Cl MA
    5.750%, 01/15/22                      1,262      1,261
    Ser 2126, Cl TB
    6.000%, 08/15/11                      1,835      1,857
    Ser 2127, Cl PA
    6.000%, 04/15/23                      5,805      5,831
    Ser 2127, Cl TB
    6.000%, 10/15/09                      6,663      6,708
    Ser 2134, Cl PE
    6.000%, 08/15/08                        248        248
    Ser 2135, Cl UB
    6.000%, 07/15/09                        680        681
    Ser 2142, Cl F (A)
    1.530%, 03/15/26                      1,290      1,290
    Ser 2162, Cl FC (A)
    1.680%, 06/15/29                      5,102      5,102
    Ser 2216, Cl A
    6.000%, 01/15/23                        953        953
    Ser 2280, Cl PC
    6.000%, 06/15/27                     10,992     11,167
    Ser 2286, Cl A
    6.000%, 06/15/25                      4,676      4,708
    Ser 2290, Cl A
    6.000%, 05/15/26                      2,508      2,533
    Ser 2298, Cl PC
    6.500%, 10/15/26                     20,534     20,778
    Ser 2299, Cl K
    6.000%, 05/15/25                      1,217      1,229
    Ser 2303, Cl CB
    5.850%, 11/15/24                      4,438      4,449
    Ser 2304, Cl PW
    5.750%, 01/15/26                      1,487      1,492
    Ser 2307, Cl PB
    6.000%, 12/15/26                      6,584      6,642


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 93

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 2313, Cl JE
    6.000%, 08/15/12                   $  4,251   $  4,337
    Ser 2316, Cl PE
    6.500%, 09/15/24                      2,340      2,345
    Ser 2317, Cl DC
    6.050%, 12/15/11                      3,663      3,714
    Ser 2317, Cl DN
    6.050%, 12/15/11                      3,019      3,061
    Ser 2321, Cl PB
    6.000%, 02/15/26                      7,895      7,919
    Ser 2325, Cl PB
    6.000%, 02/15/25                     10,124     10,201
    Ser 2326, Cl PY
    6.000%, 10/15/24                      4,225      4,249
    Ser 2341, Cl PG
    5.750%, 10/15/26                      6,631      6,715
    Ser 2348, Cl AB
    6.000%, 03/15/27                      1,978      2,001
    Ser 2356, Cl GA
    6.000%, 06/15/11                      2,513      2,541
    Ser 2356, Cl SE
    5.250%, 06/15/11                      3,850      3,888
    Ser 2359, Cl PA
    6.000%, 08/15/10                      2,262      2,276
    Ser 2363, Cl PA
    5.500%, 07/15/10                      7,664      7,729
    Ser 2391, Cl PJ
    5.250%, 09/15/23                     26,303     26,623
    Ser 2394, Cl MA
    5.000%, 08/15/11                      7,757      7,845
    Ser 2398, Cl DB
    5.500%, 06/15/20                     18,741     18,811
    Ser 2406, Cl PB
    5.500%, 01/15/19                      6,636      6,643
    Ser 2407, Cl BF
    6.500%, 11/15/25                      1,000      1,012
    Ser 2420, Cl LA
    6.000%, 03/15/11                        951        964
    Ser 2422, Cl CA
    5.500%, 10/15/16                      4,555      4,562
    Ser 2425, Cl JB
    6.000%, 08/15/06                     10,819     10,827
    Ser 2425, Cl JT
    6.000%, 03/15/12                      5,000      5,179
    Ser 2427, Cl DA
    5.500%, 04/15/07                      3,024      3,034

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 2439, Cl KA
    5.500%, 03/15/11                  $   1,781  $   1,781
    Ser 2439, Cl KB
    5.500%, 11/15/16                     10,000     10,063
    Ser 2443, Cl TM
    5.500%, 07/15/22                      2,668      2,696
    Ser 2454, Cl GM
    6.000%, 05/15/32                      4,000      4,016
    Ser 2455, Cl DM
    5.250%, 10/15/22                      4,248      4,291
    Ser 2456, Cl FH (A)
    1.680%, 12/15/26                      3,318      3,319
    Ser 2469, Cl FM (A)
    2.080%, 10/15/31                        410        410
    Ser 2488, Cl GC
    6.000%, 09/15/28                      1,523      1,552
    Ser 2500, Cl FI (A)
    2.338%, 09/15/17                        932        931
    Ser 2502, Cl FP (A)
    1.930%, 05/15/31                      3,233      3,236
    Ser 2590, Cl UL
    3.750%, 03/15/32                     10,000     10,031
    Ser 28, Cl PB
    6.400%, 03/25/20                        169        169
FNMA
    Pool #190107
    6.000%, 11/01/03                         88         89
    Pool #50984
    6.000%, 02/01/04                        114        115
FNMA CMO/REMIC
    Ser 1992-182, Cl PZ
    7.000%, 02/25/20                      5,615      5,708
    Ser 1993-121, Cl PK
    6.500%, 10/25/21                      2,919      2,940
    Ser 1993-173, Cl F (A)
    1.813%, 09/25/08                        606        606
    Ser 1993-225, Cl A
    5.850%, 12/25/23                      1,161      1,167
    Ser 1993-46, Cl FA (A)
    1.763%, 05/25/22                        970        972
    Ser 1993-80, Cl FA (A)
    3.190%, 05/25/23                      1,668      1,695
    Ser 1998-36, Cl PM
    6.250%, 11/18/22                        388        388
    Ser 1998-44, Cl QF
    5.750%, 09/18/22                      1,749      1,748


94 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 1999-15, Cl C
    6.250%, 01/25/27                   $  3,253   $  3,298
    Ser 1999-19, Cl TB
    6.500%, 10/25/09                      3,458      3,464
    Ser 1999-35, Cl PD
    6.000%, 06/25/20                      5,000      5,077
    Ser 1999-45, Cl VB
    6.500%, 08/20/25                      3,969      4,010
    Ser 1999-57, Cl BC
    6.500%, 08/20/25                      1,116      1,117
    Ser 2000-11, Cl TE
    7.000%, 04/25/27                        889        888
    Ser 2001-20, Cl TC
    6.000%, 05/25/27                     18,932     19,216
    Ser 2001-23, Cl DB
    6.000%, 07/25/26                      5,695      5,773
    Ser 2001-23, Cl PC
    6.500%, 04/25/26                      1,874      1,877
    Ser 2001-3, Cl PM
    5.500%, 01/25/22                        801        800
    Ser 2001-35, Cl AK
    6.000%, 07/25/26                     14,465     14,647
    Ser 2001-42, Cl OB
    6.000%, 09/25/21                      9,142      9,159
    Ser 2001-53, Cl PE
    6.500%, 10/25/24                     12,065     12,125
    Ser 2001-54, Cl PA
    6.000%, 10/25/11                      3,908      3,941
    Ser 2001-62, Cl PD
    5.500%, 05/25/21                      5,000      5,038
    Ser 2001-70, Cl PG
    5.500%, 09/25/15                      9,070      9,120
    Ser 2001-72, Cl AB
    6.000%, 04/25/24                      9,912     10,003
    Ser 2001-72, Cl NB
    5.000%, 06/25/21                     13,677     13,863
    Ser 2001-81, Cl QB
    6.000%, 09/25/21                      6,000      6,031
    Ser 2002-16, Cl PA
    5.250%, 03/25/07                      2,419      2,432
    Ser 2002-36, Cl PL
    5.500%, 12/25/21                     13,150     13,382
    Ser 2002-7, Cl TA
    5.250%, 08/25/07                      3,949      3,953

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 2002-74, Cl KA
    5.500%, 08/25/06                   $  1,002   $  1,001
    Ser G93-14, Cl H
    6.250%, 03/25/22                      1,649      1,667
GNMA
    Pool #8103 (A)
    5.375%, 02/20/16                        122        126
    Pool #8111 (A)
    5.375%, 03/20/16                        548        565
    Pool #8287 (A)
    5.625%, 11/20/17                        145        149
    Pool #8297 (A)
    5.625%, 12/20/17                        233        240
    Pool #8321 (A)
    5.375%, 02/20/18                        557        575
    Pool #8333 (A)
    5.375%, 03/20/18                        361        373
    Pool #8345 (A)
    5.375%, 04/20/18                        185        192
    Pool #8366 (A)
    5.375%, 06/20/18                        212        218
    Pool #8392 (A)
    5.750%, 08/20/18                        360        369
    Pool #8404 (A)
    5.750%, 09/20/18                         13         14
    Pool #8405 (A)
    5.750%, 09/20/18                        131        136
GNMA ARM
    Pool #8108 (A)
    5.375%, 03/20/16                        150        154
    Pool #8254 (A)
    5.750%, 08/20/17                        415        427
    Pool #8266 (A)
    5.750%, 09/20/17                        312        322
    Pool #8462 (A)
    5.375%, 02/20/19                         20         20
    Pool #8489 (A)
    5.375%, 04/20/19                        237        245
GNMA CMO/REMIC
    Ser 2001-61, Cl FY (A)
    1.780%, 07/16/31                      1,921      1,924
    Ser 2002-19, Cl PA
    5.500%, 03/20/25                      4,646      4,669
    Ser 2002-29, Cl GB
    6.000%, 01/20/29                      5,000      5,044


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 95

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 2002-48, Cl FG (A)
    1.580%, 12/16/30                  $  20,666  $  20,669
    Ser 2002-58, Cl FA (A)
    1.580%, 02/17/30                      5,121      5,126

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $517,132)                    517,580
-----------------------------------------------------------
-----------------------------------------------------------
ASSET-BACKED SECURITIES--2.7%
-----------------------------------------------------------
AUTOMOTIVE--1.0%
-----------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2000-D, Cl A4 (A)
    1.548%, 09/12/07                        515        516
    Ser 2001-A, Cl A4 (A)
    1.572%, 12/12/07                      5,800      5,795
                                                 ----------
Total Automotive                                     6,311
                                                 ----------

-----------------------------------------------------------
CREDIT CARDS--0.4%
-----------------------------------------------------------
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    1.520%, 12/15/09                      2,000      2,011
Sears Credit Card,
    Ser 1997-1, Cl A
    6.200%, 07/16/07                        167        168
                                                 ----------
Total Credit cards                                   2,179
                                                 ----------

-----------------------------------------------------------
MORTGAGE RELATED--1.3%
-----------------------------------------------------------
Chase Mortgage Finance,
    Ser 1999-S8, Cl A1
    6.350%, 07/25/29                      1,183      1,188
CIT Equipment Collateral,
    Ser 2002-VT1, Cl A2
    2.900%, 06/21/04                      1,790      1,797
Goldman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        667        708

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
Prudential Home Mortgage Securities,
    Ser 1993-29, Cl A11
    6.750%, 08/25/08                     $1,311   $  1,309
Residential Funding Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        188        188
Salomon Brothers Mortgage Securities VII,
    Ser 2003-NBC1, Cl AV4 (A)
    5.334%, 03/25/33                      3,000      3,049
                                                 ----------
Total Mortgage related                               8,239
                                                 ----------

-----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $16,708)                                  16,729
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--3.1%
-----------------------------------------------------------
ABN-Amro (C)
    1.300%, dated 03/31/03, matures
    04/01/03, repurchase price
    $18,793,153 (collateralized by
    U.S. Government obligations,
    total market value $19,168,325)      18,792     18,792

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $18,792)                                  18,792
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--99.5%
    (COST $607,564)                                608,277
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.5%
-----------------------------------------------------------
Payable due to investment adviser                      (31)
Payable due to administrator                           (75)
Payable due to shareholder servicing agent              (3)
Other assets and liabilities, net                    3,180

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET              3,071
-----------------------------------------------------------


96 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                                     Value
                                                     (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 58,986,455 outstanding shares
    of beneficial interest                       $ 601,994
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 1,130,337 outstanding shares
    of beneficial interest                          11,477
Distributions in excess of
    net investment income                             (124)
Accumulated net realized loss
    on investments                                  (2,712)
Net unrealized appreciation
    on investments                                     713

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $611,348
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.17
-----------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $10.21
-----------------------------------------------------------

(A) The rate reflected is the rate in effect on March 31, 2003. The date shown is the final maturity date.
(B) Delayed interest (step-bonds) -- represents securities that remain zero-coupon securities until a predeterminded date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rate disclosed represents the current rate in effect.
(C) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FFCB - Federal farm credit bank
FHLB - Federal home loan bank
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 97

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND
March 31, 2003

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--4.5%
-----------------------------------------------------------
U.S. Treasury Notes
    3.000%, 02/15/08                    $10,000  $  10,117
U.S. Treasury Notes TIPS
    3.000%, 07/15/12                      3,233      3,518

-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $13,576)                                  13,635
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--3.1%
-----------------------------------------------------------
FHLB Ser MS07
    4.850%, 07/02/07                        325        328
SLMA (A)
    1.439%, 09/15/05                      9,000      9,001

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $9,326)                        9,329
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--71.7%
-----------------------------------------------------------
FHLMC
    Pool #C66916
    7.000%, 05/01/32                      2,394      2,522
    Pool #C71851
    7.500%, 12/01/25                        732        787
    Pool #D94598
    6.500%, 04/01/21                      1,344      1,411
    Pool #E85642
    5.500%, 10/01/16                      1,272      1,321
    Pool #G10288
    6.000%, 09/01/09                        157        164
    Pool #G10446
    6.500%, 02/01/11                        277        294
    Pool #G30085
    7.500%, 10/01/17                      1,127      1,208
FHLMC CMO/REMIC
    Ser 1093, Cl F
    7.500%, 06/15/06                         90         89
    Ser 1515, Cl G
    6.500%, 02/15/08                      1,210      1,241
    Ser 1523, Cl PK
    5.000%, 04/15/21                      2,370      2,390
    Ser 1538, Cl J
    6.500%, 06/15/08                        160        177
    Ser 1555, Cl PE
    6.150%, 03/15/08                         97         97
    Ser 161, Cl F
    9.500%, 06/15/06                        432        433

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 2091, Cl PN
    6.000%, 01/15/18                   $  1,021   $  1,023
    Ser 2095, Cl CA
    6.250%, 02/15/26                      1,513      1,519
    Ser 2125, Cl TB
    6.000%, 10/15/08                        746        746
    Ser 2126, Cl MA
    5.750%, 01/15/22                        808        808
    Ser 2162, Cl FC (A)
    1.680%, 06/15/29                      2,534      2,534
    Ser 2216, Cl A
    6.000%, 01/15/23                        540        540
    Ser 2280, Cl PC
    6.000%, 06/15/27                      3,062      3,111
    Ser 2286, Cl A
    6.000%, 06/15/25                      2,217      2,233
    Ser 2307, Cl PB
    6.000%, 12/15/26                      3,641      3,673
    Ser 2317, Cl DC
    6.050%, 12/15/11                      2,013      2,041
    Ser 2321, Cl PB
    6.000%, 02/15/26                      1,974      1,980
    Ser 2341, Cl PG
    5.750%, 10/15/26                      4,421      4,477
    Ser 2359, Cl PA
    6.000%, 08/15/10                      2,262      2,276
    Ser 2369, Cl A
    6.500%, 07/15/28                      1,899      1,927
    Ser 2395, Cl GX
    6.000%, 04/15/29                      2,801      2,858
    Ser 2412, Cl BK
    5.500%, 08/15/27                      3,085      3,139
    Ser 2424, Cl OB
    5.250%, 04/15/08                        500        505
    Ser 2425, Cl JB
    6.000%, 08/15/06                      5,233      5,236
    Ser 2427, Cl DA
    5.500%, 04/15/07                      1,240      1,244
    Ser 2451, Cl PW
    5.500%, 07/15/22                      5,000      5,081
    Ser 2454, Cl GM
    6.000%, 05/15/32                      7,000      7,027
    Ser 2455, Cl DM
    5.250%, 10/15/22                      2,889      2,918
    Ser 2459, Cl GB
    5.500%, 07/15/21                     10,000     10,057
    Ser 2463, Cl PL
    5.500%, 10/15/19                      3,900      3,958


98 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 2469, Cl FM (A)
    2.080%, 10/15/31                  $     275  $     275
    Ser 2484, Cl PA
    6.000%, 04/15/22                      8,449      8,671
    Ser 2490, Cl VA
    6.000%, 02/15/14                        125        132
    Ser 2500, Cl FI (A)
    2.338%, 09/15/17                        699        698
    Ser 2502, Cl CA
    4.250%, 12/15/12                      3,397      3,446
    Ser 2502, Cl FP (A)
    1.930%, 05/15/31                      2,425      2,427
    Ser 2509, Cl EA
    4.000%, 12/15/12                      4,394      4,444
    Ser 2581, Cl PW
    3.000%, 04/15/16                      3,000      3,023
    Ser 2590, Cl QY
    3.750%, 03/15/33                      4,726      4,735
    Ser 2590, Cl UL
    3.750%, 03/15/32                      9,500      9,530
FNMA
    Pool #250477
    6.000%, 01/01/11                        150        158
    Pool #303096
    7.500%, 12/01/09                        417        447
    Pool #334593
    7.000%, 05/01/24                         71         75
    Pool #6222
    9.000%, 04/01/16                        115        126
    Pool #647567
    6.000%, 06/01/17                      2,064      2,160
    Pool #8245
    8.000%, 12/01/08                        207        223
FNMA CMO/REMIC
    Ser 1991-133, Cl Z
    8.000%, 09/25/06                        641        682
    Ser 1991-72, Cl G
    8.000%, 07/25/06                         73         78
    Ser 1993-18, Cl PK
    6.500%, 02/25/08                        711        785
    Ser 1993-202, Cl PH
    6.500%, 02/25/22                      1,816      1,856
    Ser 1993-225, Cl A
    5.850%, 12/25/23                        860        865
    Ser 1993-80, Cl FA (A)
    3.190%, 05/25/23                      2,564      2,606
    Ser 1994-27, Cl PJ
    6.500%, 06/25/23                        689        728
    Ser 1997-81, Cl PC
    5.000%, 04/18/27                      2,994      3,050

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 1998-44, Cl QF
    5.750%, 09/18/22                   $  1,050   $  1,049
    Ser 1999-15, Cl C
    6.250%, 01/25/27                      2,091      2,120
    Ser 1999-15, Cl PC
    6.000%, 09/25/18                        135        144
    Ser 2001-19, Cl LB
    6.000%, 04/25/26                      2,287      2,311
    Ser 2001-41, Cl BA
    6.000%, 06/25/28                      2,180      2,223
    Ser 2001-53, Cl PE
    6.500%, 10/25/24                      6,784      6,818
    Ser 2001-56, Cl LN
    5.750%, 07/25/26                      5,000      5,028
    Ser 2001-6, Cl AD
    5.750%, 11/25/28                      3,356      3,423
    Ser 2001-81, Cl QB
    6.000%, 09/25/21                      3,500      3,518
    Ser 2002-36, Cl HP
    6.500%, 12/25/29                      2,174      2,231
    Ser 2002-37, Cl AC
    6.000%, 04/25/29                      5,430      5,570
    Ser 2002-7, Cl TA
    5.250%, 08/25/07                      3,167      3,171
    Ser 2002-72, Cl A
    5.000%, 10/25/15                      4,350      4,492
    Ser 2002-74, Cl KA
    5.500%, 08/25/06                        601        601
    Ser 2003-30, Cl MB
    4.000%, 03/25/33                      3,000      3,000
    Ser 2003-7, Cl PA
    4.500%, 03/25/20                      2,000      2,078
    Ser G93-31, Cl PK
    6.650%, 06/25/21                        900        922
    Ser 2002-60, Cl F1 (A)
    1.705%, 06/25/32                      4,735      4,748
FNMA TBA
    4.500%, 06/15/18                     10,000     10,044
GNMA
    Pool #2707
    5.500%, 01/20/14                         42         44
    Pool #2802
    5.500%, 07/20/14                         32         34
    Pool #2843
    5.500%, 11/20/14                        619        650
    Pool #344233
    8.000%, 02/15/23                        485        532
    Pool #345123
    8.000%, 12/15/23                        542        595


                                          TURNER FUNDS 2003 SEMIANNUAL REPORT 99

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Pool #351122
    6.500%, 07/15/08                   $    189   $    202
    Pool #357343
    6.500%, 10/15/08                         72         77
    Pool #462486
    6.500%, 01/15/13                        326        348
    Pool #569337
    6.500%, 04/15/22                        347        367
    Pool #578189
    6.000%, 02/15/32                        148        155
    Pool #68224
    8.000%, 06/15/12                        377        413
    Pool #780322
    8.000%, 11/15/22                        551        606
    Pool #780327
    8.000%, 11/15/17                        144        158
    Pool #814
    8.000%, 08/20/17                        498        543
    Pool #8320 (A)
    5.375%, 02/20/18                        347        354
    Pool #8426 (A)
    5.625%, 11/20/18                         86         89
GNMA ARM
    Pool #8108 (A)
    5.375%, 03/20/16                        665        681
    Pool #8254 (A)
    5.750%, 08/20/17                        431        444
    Pool #8266 (A)
    5.750%, 09/20/17                        398        410
GNMA CMO/REMIC
    Ser 2001-61, Cl FY (A)
    1.780%, 07/16/31                      1,614      1,616
    Ser 2002-13, Cl A
    6.000%, 10/16/30                      4,919      5,077
    Ser 2002-17, Cl A
    6.000%, 08/20/25                      2,760      2,834
    Ser 2002-58, Cl FA (A)
    1.580%, 02/17/30                      2,561      2,563

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $215,348)                    216,548
-----------------------------------------------------------
-----------------------------------------------------------
ASSET-BACKED SECURITIES--7.1%
-----------------------------------------------------------
AUTOMOTIVE--0.7%
-----------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2001-A, Cl A4 (A)
    1.572%, 12/12/07                      2,000      1,998
                                                 ----------
Total Automotive                                     1,998
                                                 ----------

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
CREDIT CARDS--1.4%
-----------------------------------------------------------
Citibank Credit Card Issuance Trust,
    Ser 2001-A6, Cl A6
    5.650%, 06/16/08                     $1,875   $  2,046
Discover Card Master Trust I,
    Ser 2000-9, Cl A
    6.350%, 07/15/08                        150        165
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    1.520%, 12/15/09                      2,000      2,012
                                                 ----------
Total Credit cards                                   4,223
                                                 ----------

-----------------------------------------------------------
MORTGAGE RELATED--4.3%
-----------------------------------------------------------
CIT Equipment Collateral,
    Ser 2002-VT1, Cl A2
    2.900%, 06/21/04                        978        982
Countrywide Home Loans,
    Ser 1999-3, Cl A2
    6.050%, 04/25/29                      4,715      4,764
Goldman Sachs Mortgage
    Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        693        735
Morgan Stanley Capital I,
    Ser 1998-XL1, Cl A2
    6.450%, 06/03/30                      2,865      3,111
Residential Funding
    Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        188        188
Salomon Brothers Mortgage
    Securities VII,
    Ser 2003-NBC1, Cl AV4 (A)
    5.334%, 03/25/33                      3,000      3,049
                                                 ----------
Total Mortgage related                              12,829
                                                 ----------

-----------------------------------------------------------
OTHER--0.7%
-----------------------------------------------------------
Peco Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                        125        138
    Ser 1999-A, Cl A7
    6.130%, 03/01/09                      1,875      2,109
                                                 ----------
Total Other                                          2,247
                                                 ----------

-----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $20,824)                                  21,297
-----------------------------------------------------------


100 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
CORPORATE OBLIGATIONS--4.5%
-----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--0.5%
-----------------------------------------------------------
National Rural Utilities
    6.000%, 01/15/04                   $  1,450   $  1,503
                                                 ----------
Total Electrical products & services                 1,503
                                                 ----------

-----------------------------------------------------------
FINANCIAL SERVICES--3.9%
-----------------------------------------------------------
American General Finance,
    Ser F, MTN
    5.875%, 07/14/06                      1,975      2,152
CIT Group
    6.500%, 02/07/06                      2,475      2,638
Household Finance#
    8.000%, 05/09/05                      2,450      2,710
Lehman Brothers Holdings
    6.625%, 02/05/06                      2,475      2,747
Morgan Stanley
    6.500%, 11/01/05                      1,475      1,613
                                                 ----------
Total Financial services                            11,860
                                                 ----------

-----------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--0.1%
-----------------------------------------------------------
Sherwin-Williams
    6.850%, 02/01/07                        240        265
                                                 ----------
Total Paint, coating & adhesive
    manufacturing                                      265
                                                 ----------

-----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $13,042)                                  13,628
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--11.9%
-----------------------------------------------------------
ABN-Amro (B)
    1.300%, dated 03/31/03, matures
    04/01/03, repurchase price $35,948,460
    (collateralized by U.S. Government
    obligations, total market
    value $36,666,719)                   35,947     35,947

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $35,947)                                  35,947
-----------------------------------------------------------
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES (SEE NOTE 10)--0.9%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                2,699

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $2,699)                                    2,699
-----------------------------------------------------------

                                                     Value
                                                     (000)
-----------------------------------------------------------
TOTAL INVESTMENTS--103.7%
    (COST $310,762)                               $313,083
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(3.7)%
-----------------------------------------------------------
Payable due to investment adviser                       (9)
Payable due to administrator                           (38)
Payable due to shareholder servicing agent              (2)
Obligation to return securities
    lending collateral                              (2,699)
Other assets and liabilities, net                   (8,413)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (11,161)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 29,281,699 outstanding shares
    of beneficial interest                         296,401
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 499,907 outstanding shares
    of beneficial interest                           4,750
Distributions in excess of
    net investment income                             (163)
Accumulated net realized loss
    on investments                                  (1,387)
Net unrealized appreciation
    on investments                                   2,321

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $301,922
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.14
-----------------------------------------------------------
-----------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $10.10
-----------------------------------------------------------

# Security fully or partially on loan at March 31, 2003. The date shown is the final maturity date.
(A) The rate reflected is the rate in effect on March 31, 2003.
(B) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLB - Federal home loan bank
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
TBA - To be announced
TIPS - Treasury inflation protected securities
The accompanying notes are an integral part of the financial statements.


                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 101

FINANCIAL STATEMENTS



STATEMENTS OF OPERATIONS (000)


                                                               Turner
                                            Turner            Large Cap
                                          Disciplined          Growth            Turner            Turner            Turner
                                           Large Cap        Opportunities        Midcap           Small Cap        Micro Cap
                                          Growth Fund            Fund         Growth Fund       Growth Fund        Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
                                         10/1/02 thru       10/1/02 thru      10/1/02 thru      10/1/02 thru      10/1/02 thru
                                            3/31/03            3/31/03           3/31/03           3/31/03           3/31/03
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                $  235               $ 7              $  609           $  303           $    362
    Interest                                     4                 1                  18               13                150
    Securities lending                          --                --                 106               70                 65
    Foreign taxes withheld                      (1)               --                  (3)              (1)                (3)
----------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                 238                 8                 730              385                574
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                   188                12               2,050              726                857
    Administrator fees                          46                 2                 396              105                124
    Transfer agent fees                         25                 8                 586              109                165
    Registration fees                           11                --                  82               25                 25
    Professional fees                           14                --                  77               20                 24
    Printing fees                               21                 1                 110               29                 34
    Custodian fees                              13                 7                  52               22                 16
    Trustee fees                                 6                --                  11                3                  3
    Distribution fees(1)                        --                --                  --               --                 --
    Insurance and other fees                     1                --                  16                5                  8
----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                          325                30               3,380            1,044              1,256
    Less:
         Investment advisory fee waiver        (90)               (5)                 --              (29)                --
         Reimbursements from adviser            --                --                  --               --                 --
         Directed brokerage                     --                (5)               (229)            (107)               (57)
----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                            235                20               3,151              908              1,199
----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)           3               (12)             (2,421)            (523)              (625)
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                      (2,340)              (84)            (11,616)          (6,063)            (7,838)
    Net unrealized appreciation
       (depreciation) of
       investment securities                 6,630               416              58,427           11,110               (421)
----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                 4,290               332              46,811            5,047             (8,259)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations            $4,293              $320             $44,390           $4,524            $(8,884)
----------------------------------------------------------------------------------------------------------------------------------



102  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


                                                 Turner             Turner            Turner              Turner
                                                Large Cap         Core Value         Small Cap        Small Cap Value
                                               Value Fund            Fund           Value Fund      Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
                                              10/1/02 thru       10/1/02 thru      10/1/02 thru        10/1/02 thru
                                                 3/31/03            3/31/03           3/31/03             3/31/03
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                    $   48            $    359           $   2,847            $     7
    Interest                                         1                   7                  65                 --
    Securities lending                              --                  --                  71                 --
    Foreign taxes withheld                          --                  --                  --                 --
--------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                      49                 366               2,983                  7
--------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                        16                 158               1,711                  5
    Administrator fees                               3                  31                 292                  1
    Transfer agent fees                             13                  32                 317                 12
    Registration fees                                1                   6                  59                 --
    Professional fees                                1                   6                  62                 --
    Printing fees                                    1                   8                  89                 --
    Custodian fees                                   2                   5                  29                  5
    Trustee fees                                    --                   1                   9                 --
    Distribution fees(1)                            --                  --                  --                  1
    Insurance and other fees                        --                   1                  12                 --
--------------------------------------------------------------------------------------------------------------------------
       Total expenses                               37                 248               2,580                 24
    Less:
         Investment advisory fee waiver            (15)                 (4)                 --                 (5)
         Reimbursements from adviser                --                  --                  --                (12)
         Directed brokerage                         --                  --                  --                 (1)
--------------------------------------------------------------------------------------------------------------------------
       Net expenses                                 22                 244               2,580                  6
--------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)              27                 122                 403                  1
--------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                            (189)                112             (49,579)              (105)
    Net unrealized appreciation
       (depreciation) of
       investment securities                       254              (1,494)             14,312                101
--------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                        65              (1,382)            (35,267)                (4)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                $   92             $(1,260)           $(34,864)           $    (3)
--------------------------------------------------------------------------------------------------------------------------



                                                                                  Turner
                                                 Turner           Turner       Concentrated
                                                Small Cap       Technology        Growth
                                               Equity Fund         Fund            Fund
-------------------------------------------------------------------------------------------
                                              10/1/02 thru     10/1/02 thru    10/1/02 thru
                                                 3/31/03          3/31/03         3/31/03
-------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                     $   54        $       --       $     43
    Interest                                          3                --              4
    Securities lending                               --                 7             --
    Foreign taxes withheld                           --                --             --
-------------------------------------------------------------------------------------------
       Total Investment Income                       57                 7             47
-------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                         35                45            107
    Administrator fees                                6                 9             22
    Transfer agent fees                              15                46             42
    Registration fees                                 1                 3              6
    Professional fees                                 1                 2              5
    Printing fees                                     1                 3              7
    Custodian fees                                   10                 6              9
    Trustee fees                                     --                --              1
    Distribution fees(1)                             10                --             --
    Insurance and other fees                         --                --              1
-------------------------------------------------------------------------------------------
       Total expenses                                79               114            200
    Less:
         Investment advisory fee waiver             (22)               (2)           (15)
         Reimbursements from adviser                 --                --             --
         Directed brokerage                          (4)              (34)           (43)
-------------------------------------------------------------------------------------------
       Net expenses                                  53                78            142
-------------------------------------------------------------------------------------------
          Net investment income (loss)                4               (71)           (95)
-------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                             (572)             (839)          (848)
    Net unrealized appreciation
       (depreciation) of
       investment securities                        417             1,656          1,725
-------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                       (155)              817            877
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                  $(151)          $   746        $   782
-------------------------------------------------------------------------------------------

(1) Attributable to Class II Shares only.

Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.




                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 103

FINANCIAL STATEMENTS



STATEMENTS OF OPERATIONS (000)

                                                                                             Turner                 Turner
                                               Turner                Turner              Healthcare &             Tax Managed
                                            New Enterprise     Financial Services         Biotechnology           U.S. Equity
                                                Fund                  Fund                    Fund                   Fund
---------------------------------------------------------------------------------------------------------------------------------
                                            10/1/02 thru          10/1/02 thru            10/1/02 thru           10/1/02 thru
                                               3/31/03               3/31/03                 3/31/03                3/31/03
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                    $ --                $    85                  $   10                $    23
    Interest                                      --                      2                       3                      1
    Securities lending                             3                     --                      --                     --
---------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                     3                     87                      13                     24
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                      13                     64                      57                     20
    Administrator fees                             3                      9                       7                      4
    Transfer agent fees                           21                     27                      20                     18
    Registration fees                             --                      1                       1                      1
    Professional fees                              1                      3                       1                      1
    Printing fees                                  1                      2                       2                      1
    Custodian fees                                 5                      2                       4                      7
    Trustee fees                                  --                     --                      --                     --
    Shareholder service fees(1)                   --                     --                      13                      6
    Insurance and other fees                      --                      1                      --                     --
---------------------------------------------------------------------------------------------------------------------------------
       Total expenses                             44                    109                     105                     58
    Less:
         Investment advisory fee waiver          (13)                   (19)                     (8)                   (20)
         Reimbursements from adviser              (2)                    --                      --                     (6)
         Directed brokerage                      (11)                    (1)                     (1)                    --
---------------------------------------------------------------------------------------------------------------------------------
       Net expenses                               18                     89                      96                     32
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss)            (15)                    (2)                    (83)                    (8)
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                            52                   (709)                   (330)                  (219)
    Net realized loss from
       option contracts                           --                     --                      --                     --
    Net unrealized appreciation
       (depreciation) of
       investment securities                     492                    872                     838                    508
---------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments                544                    163                     508                    289
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       resulting from operations                $529                 $  161                   $ 425                 $  281
---------------------------------------------------------------------------------------------------------------------------------

104 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)



                                                      Turner                Turner               Turner
                                                Strategic Value and       Core Fixed          Total Return
                                                    High Income             Income             Fixed Income
                                                       Fund                  Fund                 Fund
------------------------------------------------------------------------------------------------------------
                                                 10/31/02(2) thru        10/1/02 thru         10/1/02 thru
                                                      3/31/03               3/31/03              3/31/03
------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                           $   1               $    --                 $ --
    Interest                                              --                 1,137                   73
    Securities lending                                    --                     6                   --
------------------------------------------------------------------------------------------------------------
       Total Investment Income                             1                 1,143                   73
------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                              --                    98                   17
    Administrator fees                                    --                    32                    5
    Transfer agent fees                                   11                    30                   12
    Registration fees                                     --                     5                    1
    Professional fees                                     --                     5                    1
    Printing fees                                         --                     7                    1
    Custodian fees                                         1                     4                    4
    Trustee fees                                          --                     1                   --
    Shareholder service fees(1)                           --                    --                   --
    Insurance and other fees                              --                     3                    2
------------------------------------------------------------------------------------------------------------
       Total expenses                                     12                   185                   43
    Less:
         Investment advisory fee waiver                   --                   (19)                 (17)
         Reimbursements from adviser                     (11)                   --                  (10)
         Directed brokerage                               --                    --                   --
------------------------------------------------------------------------------------------------------------
       Net expenses                                        1                   166                   16
------------------------------------------------------------------------------------------------------------
         Net investment income (loss)                     --                   977                   57
------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                                    --                   245                   18
    Net realized loss from
       option contracts                                   --                    --                   (1)
    Net unrealized appreciation
       (depreciation) of
       investment securities                               1                  (616)                 (29)
------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments                          1                  (371)                 (12)
------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       resulting from operations                       $   1               $   606                $  45
------------------------------------------------------------------------------------------------------------




                                                                       Turner Ultra            Turner
                                                     Turner           Short Duration       Short Duration
                                                   High Yield          Fixed Income         Fixed Income
                                                      Fund                 Fund                 Fund
---------------------------------------------------------------------------------------------------------
                                                  10/1/02 thru         10/1/02 thru         10/1/02 thru
                                                     3/31/03              3/31/03              3/31/03
---------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                         $    7              $    --              $    --
    Interest                                            386                4,624                3,443
    Securities lending                                   --                   --                   --
---------------------------------------------------------------------------------------------------------
       Total Investment Income                          393                4,624                3,443
---------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                             25                  708                  372
    Administrator fees                                    7                  411                  216
    Transfer agent fees                                  13                  282                  167
    Registration fees                                     2                   40                   21
    Professional fees                                     1                   55                   30
    Printing fees                                         2                   78                   43
    Custodian fees                                        4                   31                   18
    Trustee fees                                         --                    9                    5
    Shareholder service fees(1)                          --                   14                   10
    Insurance and other fees                              2                   10                    6
---------------------------------------------------------------------------------------------------------
       Total expenses                                    56                1,638                  888
    Less:
         Investment advisory fee waiver                 (23)                (463)                (269)
         Reimbursements from adviser                     --                   --                   --
         Directed brokerage                              --                   --                   --
---------------------------------------------------------------------------------------------------------
       Net expenses                                      33                1,175                  619
---------------------------------------------------------------------------------------------------------
         Net investment income (loss)                   360                3,449                2,824
---------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                                  (92)                (289)                 254
    Net realized loss from
       option contracts                                  --                   --                   --
    Net unrealized appreciation
       (depreciation) of
       investment securities                            642                 (477)                (325)
---------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments                       550                 (766)                 (71)
---------------------------------------------------------------------------------------------------------
    Net increase in net assets
       resulting from operations                       $910               $2,683               $2,753
---------------------------------------------------------------------------------------------------------

(1) Attributable to Class II Shares only.
(2) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.



                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 105

FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS (000)



                                                     Turner                       Turner                      Turner
                                               Disciplined Large             Large Cap Growth                 Midcap
                                                 Cap Growth Fund            Opportunities Fund              Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
                                              10/1/02       year           10/1/02        year          10/1/02       year
                                               thru         ended           thru          ended          thru         ended
                                              3/31/03      9/30/02         3/31/03       9/30/02        3/31/03      9/30/02
-----------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)         $         3   $         3      $     (12)   $     (57)     $   (2,421)  $   (5,767)
    Net realized gain (loss) on
       securities sold                        (2,340)      (19,562)           (84)      (2,674)        (11,616)    (182,105)
    Net unrealized appreciation
       (depreciation) of investments           6,630         1,526            416        1,182          58,427       19,092
-----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                      4,293       (18,033)           320       (1,549)         44,390     (168,780)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                             (3)           --             --           --              --           --
       Class II Shares                            --            --             --           --              --           --
    Realized capital gains
       Class I Shares                             --            --             --           --              --           --
       Class II Shares                            --            --             --           --              --           --
-----------------------------------------------------------------------------------------------------------------------------
          Total distributions                     (3)           --             --           --              --           --
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued               21,859        70,230            759          3,377(1)    182,463      904,489
    Proceeds from shares issued in lieu
       of cash distributions                       3         --                --           --              --           --
    Cost of shares redeemed                  (24,088)      (45,274)        (4,147)      (6,757)(1)    (279,698)    (770,265)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions               (2,226)       24,956         (3,388)      (3,380)        (97,235)     134,224
-----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                   --            --             --           --              57          148
    Proceeds from shares issued in
       lieu of cash distributions                 --            --             --           --              --           --
    Cost of shares redeemed                       --            --             --           --              (2)         (14)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                  --            --             --           --              55          134
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions        (2,226)       24,956         (3,388)      (3,380)        (97,180)     134,358
-----------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                        2,064         6,923         (3,068)      (4,929)        (52,790)     (34,422)
-----------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                  59,971        53,048          4,847        9,776         561,346      595,768
-----------------------------------------------------------------------------------------------------------------------------
    End of year/period                      $ 62,035      $ 59,971       $  1,779      $ 4,847        $508,556    $ 561,346
-----------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                     5,786        15,959            107          399(2)       12,182       47,107
    Issued in lieu of cash distributions           1            --             --           --              --          --
    Redeemed                                  (6,388)      (10,085)          (590)        (804)(2)     (18,720)     (40,620)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares           (601)        5,874           (483)        (405)         (6,538)       6,487
-----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                        --            --             --           --               4            8
    Issued in lieu of cash distributions          --            --             --           --              --           --
    Redeemed                                      --            --             --           --              --           (1)
-----------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                       --            --             --           --               4            7
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                   (601)        5,874           (483)        (405)         (6,534)       6,494
-----------------------------------------------------------------------------------------------------------------------------

106 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


                                                           Turner                          Turner
                                                         Small Cap                        Micro Cap
                                                         Growth Fund                     Growth Fund
-----------------------------------------------------------------------------------------------------------
                                                   10/1/02           year           10/1/02         year
                                                    thru             ended           thru           ended
                                                   3/31/03          9/30/02         3/31/03        9/30/02
-----------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)               $     (523)      $   (2,258)     $     (625)    $   (1,827)
    Net realized gain (loss) on
       securities sold                             (6,063)         (51,922)         (7,838)       (11,169)
    Net unrealized appreciation
       (depreciation) of investments               11,110           27,180            (421)         8,142
-----------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                           4,524          (27,000)         (8,884)        (4,854)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                  --               --              --             --
       Class II Shares                                 --               --              --             --
    Realized capital gains
       Class I Shares                                  --               --              --             --
       Class II Shares                                 --               --              --             --
-----------------------------------------------------------------------------------------------------------
          Total distributions                          --               --              --             --
-----------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                    29,554          115,569          36,551        101,795
    Proceeds from shares issued in lieu
       of cash distributions                           --               --              --              --
    Cost of shares redeemed                       (39,854)        (186,264)        (42,195)       (78,821)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                   (10,300)         (70,695)         (5,644)        22,974
-----------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                        --               --              --             --
    Proceeds from shares issued in
       lieu of cash distributions                      --               --              --             --
    Cost of shares redeemed                            --               --              --             --
-----------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                       --               --              --             --
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions            (10,300)         (70,695)         (5,644)        22,974
-----------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                            (5,776)         (97,695)        (14,528)        18,120
-----------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                      144,181          241,876         178,130        160,010
-----------------------------------------------------------------------------------------------------------
    End of year/period                           $138,405         $144,181        $163,602       $178,130
-----------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                          2,170            6,604           1,174          2,683
    Issued in lieu of cash distributions               --               --              --             --
    Redeemed                                       (2,967)         (10,641)         (1,351)        (2,111)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                (797)          (4,037)           (177)           572
-----------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                             --               --              --             --
    Issued in lieu of cash distributions               --               --              --             --
    Redeemed                                           --               --              --             --
-----------------------------------------------------------------------------------------------------------
Increase in Class II Shares                            --               --              --             --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                        (797)          (4,037)           (177)           572
-----------------------------------------------------------------------------------------------------------



                                                         Turner                          Turner
                                                        Large Cap                      Core Value
                                                       Value Fund                         Fund
--------------------------------------------------------------------------------------------------------
                                                 10/1/02          year           10/1/02          year
                                                  thru            ended           thru            ended
                                                 3/31/03        9/30/02          3/31/03        9/30/02
--------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)               $     27        $     56       $     122       $     272
    Net realized gain (loss) on
       securities sold                             (189)           (475)            112            (153)
    Net unrealized appreciation
       (depreciation) of investments                254            (634)         (1,494)         (3,873)
--------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                            92          (1,053)         (1,260)         (3,754)
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                               (27)            (55)           (121)           (280)
       Class II Shares                               --              --              --              --
    Realized capital gains
       Class I Shares                                --              --              --          (7,197)
       Class II Shares                               --              --              --              --
--------------------------------------------------------------------------------------------------------
          Total distributions                       (27)            (55)           (121)         (7,477)
--------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                     202             870           7,035          19,609
    Proceeds from shares issued in lieu
       of cash distributions                         25              53             113           6,897
    Cost of shares redeemed                        (604)           (712)        (10,528)        (13,419)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                    (377)            211          (3,380)         13,087
--------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                      --              --              --              --
    Proceeds from shares issued in
       lieu of cash distributions                    --              --              --              --
    Cost of shares redeemed                          --              --              --              --
--------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                     --              --              --              --
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions             (377)            211          (3,380)         13,087
--------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                            (312)           (897)         (4,761)          1,856
--------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                      4,255           5,152          43,571          41,715
--------------------------------------------------------------------------------------------------------
    End of year/period                           $3,943          $4,255         $38,810         $43,571
--------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                           23              88             583           1,391
    Issued in lieu of cash distributions              3               6               9             492
    Redeemed                                        (72)            (73)           (873)           (972)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares               (46)             21            (281)            911
--------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                           --              --              --              --
    Issued in lieu of cash distributions             --              --              --              --
    Redeemed                                         --              --              --              --
--------------------------------------------------------------------------------------------------------
Increase in Class II Shares                          --              --              --              --
--------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                       (46)             21            (281)            911
--------------------------------------------------------------------------------------------------------

(1) Includes subscriptions of $200,636 of Class B; and redemptions of $28,961 of Class A, $188,500 of Class B and $3,259 of Class C of the Mercury Select Growth Fund (see Note 9).

(2) Includes subscriptions of 71,962 shares of Class B; and redemptions of 19,834 shares of Class A, 73,170 shares of Class B and 2,345 shares of Class C at each respective NAV of the Mercury Select Growth Fund (see Note 9).

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 107

FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                                   Turner
                                                      Turner                  Small Cap Value                 Turner
                                                     Small Cap                  Opportunities                Small Cap
                                                    Value Fund                      Fund                    Equity Fund
------------------------------------------------------------------------------------------------------------------------------
                                               10/1/02       year          10/1/02       3/4/02(1)      10/1/02     3/4/02(1)
                                                thru         ended          thru           thru          thru         thru
                                               3/31/03     9/30/02         3/31/03        9/30/02       3/31/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)          $        403    $    1,462      $      1      $      1      $       4    $     (1)
    Net realized gain (loss) on
       securities sold                         (49,579)      (19,253)         (105)          (71)          (572)       (159)
    Net unrealized appreciation
       (depreciation) of investments            14,312       (80,240)          101           (66)           417        (216)
------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                      (34,864)      (98,031)           (3)         (136)          (151)       (376)
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                             (376)       (1,431)           --            --             --          --
       Class II Shares                              --            --            (1)           --             (7)         --
    Realized capital gains
       Class I Shares                               --            --            --            --             --          --
       Class II Shares                              --            --            --            --             --          --
------------------------------------------------------------------------------------------------------------------------------
          Total distributions                     (376)       (1,431)           (1)           --             (7)         --
------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                 76,938       676,750            --            --             --          --
    Proceeds from fund merger (note 9)              --         --               --            --             --          --
    Proceeds from shares issued in lieu
       of cash distributions                       345         1,241            --            --             --          --
    Cost of shares redeemed                   (181,256)     (292,117)           --            --             --          --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions          (103,973)      385,874            --            --             --          --
------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                     --         --              812         1,791          5,068       7,943
    Proceeds from shares issued in
       lieu of cash distributions                   --         --                1            --              6          --
    Cost of shares redeemed                         --         --             (612)         (742)        (3,617)       (307)
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                    --         --              201         1,049          1,457       7,636
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions        (103,973)      385,874           201         1,049          1,457       7,636
------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                       (139,213)      286,412           197           913          1,299       7,260
------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                   464,576       178,164           913            --          7,260          --
------------------------------------------------------------------------------------------------------------------------------
    End of year/period                      $  325,363      $464,576        $1,110       $   913         $8,559      $7,260
------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                       5,107        35,765            --            --             --          --
    Issued in connection with
       fund merger (note 9)                         --         --               --            --             --          --
    Issued in lieu of cash distributions            23            64            --            --             --          --
    Redeemed                                   (12,196)      (15,941)           --            --             --          --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares           (7,066)       19,888            --            --             --          --
------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                          --         --               86           169            537         811
    Issued in lieu of cash distributions            --         --               --            --              1          --
    Redeemed                                        --         --              (65)          (71)          (392)        (31)
------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                         --         --               21            98            146         780
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                   (7,066)       19,888            21            98            146         780
------------------------------------------------------------------------------------------------------------------------------

108 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)



                                                          Turner                      Turner
                                                        Technology                 Concentrated
                                                           Fund                     Growth Fund
-------------------------------------------------------------------------------------------------------
                                                   10/1/02       year           10/1/02       year
                                                    thru         ended           thru         ended
                                                   3/31/03     9/30/02          3/31/03     9/30/02
-------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                 $     (71)   $     (213)    $      (95)  $      (18)
    Net realized gain (loss) on
       securities sold                                (839)      (14,159)          (848)     (26,527)
    Net unrealized appreciation
       (depreciation) of investments                 1,656         7,594          1,725       12,049
-------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                              746        (6,778)           782      (14,496)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                   --            --             --           --
       Class II Shares                                  --            --             --           --
    Realized capital gains
       Class I Shares                                   --            --             --           --
       Class II Shares                                  --            --             --           --
-------------------------------------------------------------------------------------------------------
          Total distributions                           --            --             --           --
-------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                      4,686        16,193          5,661       34,709
    Proceeds from fund merger (note 9)                  --            --             --           --
    Proceeds from shares issued in lieu
       of cash distributions                            --            --             --           --
    Cost of shares redeemed                         (5,186)      (22,900)        (7,330)     (47,834)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions                  (500)       (6,707)        (1,669)     (13,125)
-------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                         --            --             --           --
    Proceeds from shares issued in
       lieu of cash distributions                       --            --             --           --
    Cost of shares redeemed                             --            --             --           --
-------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                        --            --             --           --
-------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                (500)       (6,707)        (1,669)     (13,125)
-------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                                246       (13,485)          (887)     (27,621)
-------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                        11,662        25,147         29,182       56,803
-------------------------------------------------------------------------------------------------------
    End of year/period                             $11,908     $  11,662        $28,295      $29,182
-------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                           1,249         2,572          1,259        5,314
    Issued in connection with
       fund merger (note 9)                             --            --             --           --
    Issued in lieu of cash distributions                --            --             --           --
    Redeemed                                        (1,472)       (3,876)        (1,703)      (7,930)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                 (223)       (1,304)          (444)      (2,616)
-------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                              --            --             --           --
    Issued in lieu of cash distributions                --            --             --           --
    Redeemed                                            --            --             --           --
-------------------------------------------------------------------------------------------------------
Increase in Class II Shares                             --            --             --           --
-------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                         (223)       (1,304)          (444)      (2,616)
-------------------------------------------------------------------------------------------------------





                                                      Turner                              Turner
                                                        New                              Financial
                                                  Enterprise Fund                      Services Fund
------------------------------------------------------------------------------------------------------------------
                                               10/1/02        year          10/1/02        11/1/01       5/1/01
                                                thru          ended          thru           thru          thru
                                               3/31/03      9/30/02         3/31/03      9/30/02(2)    10/31/01(2)
------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)             $    (15)      $    (60)    $       (2)    $      (56)   $    (119)
    Net realized gain (loss) on
       securities sold                             52         (2,041)          (709)           253          (57)
    Net unrealized appreciation
       (depreciation) of investments              492            617            872         (1,857)      (3,048)
------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                         529         (1,484)           161         (1,660)      (3,224)
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                              --             --             --             --           --
       Class II Shares                             --             --             --             --           --
    Realized capital gains
       Class I Shares                              --             --           (136)        (5,061)          --
       Class II Shares                             --             --             --             --           --
------------------------------------------------------------------------------------------------------------------
          Total distributions                      --             --           (136)        (5,061)          --
------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                   791          3,773            134          1,422          787
    Proceeds from fund merger (note 9)             --             --             --            451           --
    Proceeds from shares issued in lieu
       of cash distributions                       --             --            129          4,396           --
    Cost of shares redeemed                      (664)        (5,235)        (1,111)        (2,953)      (5,350)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions              127         (1,462)          (848)         3,316       (4,563)
------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                    --             --             --             --           --
    Proceeds from shares issued in
       lieu of cash distributions                  --             --             --             --           --
    Cost of shares redeemed                        --             --             --             --           --
------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                   --             --             --             --           --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions            127         (1,462)          (848)         3,316       (4,563)
------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                           656         (2,946)          (823)        (3,405)      (7,787)
------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                    3,198          6,144         12,149         15,554       23,341
------------------------------------------------------------------------------------------------------------------
    End of year/period                         $3,854         $3,198        $11,326        $12,149      $15,554
------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                        287            838             13            116           40
    Issued in connection with
       fund merger (note 9)                        --            --              --             37           --
    Issued in lieu of cash distributions           --            --              12            358           --
    Redeemed                                     (251)        (1,299)          (106)          (242)        (288)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares              36           (461)           (81)           269         (248)
------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                         --             --             --             --           --
    Issued in lieu of cash distributions           --             --             --             --           --
    Redeemed                                       --             --             --             --           --
------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                        --             --             --             --           --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                      36           (461)           (81)           269         (248)
------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Reflects operating history of a predecessor mutual fund (see Note 9). Amounts designated as "--" are either $0 or have been rounded to $0 The accompanying notes are an integral part of the financial statements.




                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 109

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                            Turner                     Turner                    Turner
                                                         Healthcare &                Tax Managed           Strategic Value and
                                                        Biotechnology               U.S. Equity                High Income
                                                             Fund                       Fund                      Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                    10/1/02        year          10/1/02        year           10/31/02(1)
                                                     thru          ended          thru          ended             thru
                                                    3/31/03       9/30/02        3/31/03       9/30/02           3/31/03
-------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                  $    (83)      $    (96)     $     (8)    $     (21)             $--
    Net realized gain (loss) on
       securities sold and option contracts           (330)        (1,146)         (219)       (2,293)              --
    Net unrealized appreciation
       (depreciation) of investments                   838           (112)          508           819                1
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                    425         (1,354)          281        (1,495)               1
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                   --             --            --            --               (1)
       Class II Shares                                  --             --            --            --               --
    Realized capital gains
       Class I Shares                                   --             --            --            --               --
       Class II Shares                                  --            (11)           --            --               --
-------------------------------------------------------------------------------------------------------------------------------
          Total distributions                           --            (11)           --         --                  (1)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                         --             --            --            --               67
    Proceeds from shares issued in
       lieu of cash distributions                       --             --            --            --                1
    Cost of shares redeemed                             --             --            --            --              (10)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                         --             --            --            --               58
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                      2,637         13,506           556         3,168               --
    Proceeds from shares issued in
       lieu of cash distributions                       --             11            --            --               --
    Cost of shares redeemed                         (2,015)        (4,056)         (918)       (3,875)              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                       622          9,461          (362)         (707)              --
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                 622          9,461          (362)         (707)              58
-------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
              in net assets                          1,047          8,096           (81)       (2,202)              58
-------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                         9,288          1,192         4,747         6,949               --
-------------------------------------------------------------------------------------------------------------------------------
    End of year/period                             $10,335        $ 9,288        $4,666       $ 4,747              $58
-------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                              --             --            --            --                7
    Issued in lieu of cash distributions                --             --            --            --               --
    Redeemed                                            --             --            --            --               (1)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                   --             --            --            --                6
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                             264          1,219            88           383               --
    Issued in lieu of cash distributions                --              1            --            --               --
    Redeemed                                          (206)          (382)         (135)         (479)              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                  58            838           (47)          (96)              --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                           58            838           (47)          (96)               6
-------------------------------------------------------------------------------------------------------------------------------

110  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


                                                                                    Turner
                                                        Turner Core              Total Return                 Turner
                                                       Fixed Income              Fixed Income               High Yield
                                                           Fund                      Fund                      Fund
----------------------------------------------------------------------------------------------------------------------------
                                                    10/1/02        year       10/1/02       year        10/1/02      year
                                                     thru          ended       thru         ended        thru        ended
                                                    3/31/03      9/30/02      3/31/03     9/30/02       3/31/03    9/30/02
----------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                  $     977     $  1,861    $      57     $    312   $      360    $  1,548
    Net realized gain (loss) on
       securities sold and option contracts             245          188           17          325          (92)     (5,339)
    Net unrealized appreciation
       (depreciation) of investments                   (616)       1,193          (29)        (205)         642       2,823
----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                     606        3,242           45          432          910        (968)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                (1,026)      (1,895)         (60)        (316)        (361)     (1,563)
       Class II Shares                                   --           --           --           --           --          --
    Realized capital gains
       Class I Shares                                  (108)          --         (230)        (296)          --          --
       Class II Shares                                   --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------------
          Total distributions                        (1,134)      (1,895)        (290)        (612)        (361)     (1,563)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                      17,191       46,590           64        5,035        3,154         716
    Proceeds from shares issued in
       lieu of cash distributions                     1,066        1,787          288          605           50         435
    Cost of shares redeemed                         (19,909)     (40,874)      (1,532)      (2,878)      (3,148)     (3,165)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                      (1,652)       7,503       (1,180)       2,762           56      (2,014)
----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                          --           --           --           --           --          --
    Proceeds from shares issued in
       lieu of cash distributions                        --           --           --           --           --          --
    Cost of shares redeemed                              --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                         --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions               (1,652)       7,503       (1,180)       2,762           56      (2,014)
----------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
              in net assets                          (2,180)       8,850       (1,425)       2,582          605      (4,545)
----------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                         42,924       34,074        8,393        5,811        9,432      13,977
----------------------------------------------------------------------------------------------------------------------------
    End of year/period                              $40,744      $42,924      $ 6,968     $  8,393      $10,037    $  9,432
----------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                            1,645        4,589            7          500          680         135
    Issued in lieu of cash distributions                102          175           29           61           11          86
    Redeemed                                         (1,908)      (4,037)        (151)        (290)        (686)       (650)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                  (161)         727         (115)         271            5        (429)
----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                               --           --           --           --           --          --
    Issued in lieu of cash distributions                 --           --           --           --           --          --
    Redeemed                                             --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                   --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                          (161)         727         (115)         271           5         (429)
----------------------------------------------------------------------------------------------------------------------------


                                                          Turner Ultra                Turner
                                                         Short Duration           Short Duration
                                                          Fixed Income             Fixed Income
                                                              Fund                     Fund
----------------------------------------------------------------------------------------------------
                                                      10/1/02      year         10/1/02      year
                                                       thru        ended         thru        ended
                                                      3/31/03     9/30/02       3/31/03    9/30/02
----------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                   $     3,449  $    5,191    $   2,824  $    4,502
    Net realized gain (loss) on
       securities sold and option contracts               (289)        755          254       1,466
    Net unrealized appreciation
       (depreciation) of investments                      (477)        581         (325)      1,047
----------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                      2,683       6,527        2,753       7,015
----------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                   (5,504)     (5,810)      (3,730)     (4,648)
       Class II Shares                                     (95)       (126)         (90)       (297)
    Realized capital gains
       Class I Shares                                     (629)         --       (1,892)         --
       Class II Shares                                     (12)         --          (60)         --
----------------------------------------------------------------------------------------------------
          Total distributions                           (6,240)     (5,936)      (5,772)     (4,945)
----------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                        287,081     555,771       98,478     281,024
    Proceeds from shares issued in
       lieu of cash distributions                        5,906       5,632        5,534       4,567
    Cost of shares redeemed                           (159,710)   (185,486)     (68,206)    (91,996)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                        133,277     375,917       35,806     193,595
----------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                         16,954      85,748        2,060       3,665
    Proceeds from shares issued in
       lieu of cash distributions                           83          84          147         277
    Cost of shares redeemed                            (14,318)    (83,068)      (5,438)     (3,776)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                         2,719       2,764       (3,231)        166
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                 135,996     378,681       32,575     193,761
----------------------------------------------------------------------------------------------------
       Total increase (decrease)
              in net assets                            132,439     379,272       29,556     195,831
----------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                           478,909      99,637      272,366      76,535
----------------------------------------------------------------------------------------------------
    End of year/period                                $611,348   $ 478,909     $301,922    $272,366
----------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                              28,092      54,413        9,655      27,690
    Issued in lieu of cash distributions                   578         551          543         450
    Redeemed                                           (15,635)    (18,165)      (6,692)     (9,097)
----------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                   13,035      36,799        3,506      19,043
----------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                               1,652       8,365          203         362
    Issued in lieu of cash distributions                     8           8           15          28
    Redeemed                                            (1,395)     (8,103)        (537)       (374)
----------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                     265         270         (319)         16
----------------------------------------------------------------------------------------------------
Net increase (decrease)
    in shares                                           13,300      37,069        3,187      19,059
----------------------------------------------------------------------------------------------------

(1) Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.



                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 111

FINANCIAL STATEMENTS



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                                  Realized and
               Net asset                           unrealized           Distributions        Distributions
                value,             Net                gains               from net               from
               beginning       investment          (losses) on           investment             capital             Return
               of period          loss             investments             income                gains            of capital
-----------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2003*           $ 3.50                 --             0.25                 --**                 --                    --
2002            $ 4.70                 --            (1.20)                --                   --                    --
2001            $ 9.81                 --            (5.11)                --                   --                    --
2000 (1)        $10.00                 --            (0.19)                --                   --                    --
---------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund -- Class I Shares(2)
---------------------------------------------------------------
2003*           $ 6.59              (0.05)            0.52                 --                   --                    --
2002            $ 9.01              (0.08)           (2.34)                --                   --                    --
2001            $26.20              (0.10)(3)       (11.63)                --                (5.46)                   --
2000            $18.90              (0.16)            8.94                 --                (1.48)                   --
1999            $13.22              (0.08)            5.76                 --                   --                    --
1998            $12.28              (0.01)            1.98              (0.01)               (1.02)                   --
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2003*           $13.78              (0.07)            1.16                 --                   --                    --
2002            $17.40              (0.14)           (3.48)                --                   --                    --
2001            $46.52              (0.16)          (25.89)                --                (3.07)                   --
2000            $25.53              (0.10)           23.79                 --                (2.70)                   --
1999            $13.87              (0.06)           11.72                 --                   --                    --
1998            $14.22              (0.07)            0.22                 --                (0.50)                   --
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2003*           $13.72              (0.19)            1.24                 --                   --                    --
2002            $17.41              (0.22) (3)       (3.47)                --                   --                    --
2001 (5)        $17.30                 --             0.11                 --                   --                    --
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2003*           $12.62              (0.05)            0.46                 --                   --                    --
2002            $15.65              (0.20)           (2.83)                --                   --                    --
2001            $44.79              (0.04)          (18.63)                --               (10.47)                   --
2000            $34.20              (0.12)           17.89                 --                (7.18)                   --
1999            $21.49              (0.26)           12.97                 --                   --                    --
1998            $26.35              (0.23)           (4.19)                --                (0.25)                (0.19)
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2003*           $32.04              (0.12)           (1.52)                --                   --                    --
2002            $32.08              (0.33)            0.29(6)              --                   --                    --
2001            $45.92              (0.12)           (9.02)                --                (4.70)                   --
2000            $21.09              (0.18)           26.52                 --                (1.51)                   --
1999 (7)        $ 9.88              (0.05)           11.26                 --                   --                    --
1998 (8)        $10.00              (0.04)           (0.08)                --                   --                    --

112 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)



                                                                                                      Ratio of net
                                                   Net             Ratio of        Ratio of total      investment
             Net asset                         assets end        net expenses         expenses        income (loss)      Portfolio
            value, end           Total          of period         to average         to average        to average        turnover
             of period          return            (000)           net assets++       net assets       net assets++        rate+++
----------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2003*           $ 3.75           7.15%+       $    62,035           0.75%               1.04%             0.01%           106.96%
2002            $ 3.50         (25.53)%       $    59,971           0.65%               0.90%               -- %          272.99%
2001            $ 4.70         (52.09)%       $    53,048           0.74%               1.03%            (0.14)%          376.49%
2000 (1)        $ 9.81          (1.90)%+      $     4,656           0.75%               3.35%            (0.14)%          128.14%
---------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund -- Class I Shares(2)
---------------------------------------------------------------
2003*           $ 7.06           7.13%+       $     1,779           1.25%               1.92%            (0.77)%          132.35%
2002            $ 6.59         (26.86)%       $     4,847           1.26%(4)            5.98%(4)         (0.71)%          391.98%
2001            $ 9.01         (53.71)%       $     9,776           1.25%(4)            3.49%(4)         (0.69)%          400.04%
2000            $26.20          47.49%        $    41,555           0.84%(4)            1.37%(4)         (0.71)%          131.19%
1999            $18.90          42.97%        $     8,459           1.00%               2.41%            (0.47)%          370.71%
1998            $13.22          17.26%        $     4,328           1.00%               7.70%            (0.10)%          234.93%
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2003*           $14.87           7.91%+       $   508,391           1.15%               1.24%            (0.89)%          104.35%
2002            $13.78         (20.80)%       $   561,244           1.05%               1.16%            (0.81)%          259.62%
2001            $17.40         (59.00)%       $   595,761           1.04%               1.12%            (0.77)%          335.57%
2000            $46.52          97.35%        $ 1,203,756           1.03%               1.07%            (0.68)%          306.97%
1999            $25.53          84.07%        $   148,830           1.03%               1.08%            (0.53)%          290.79%
1998            $13.87           1.24%        $    24,582           1.23%               1.73%            (0.69)%          304.29%
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2003*           $14.77           7.65%+       $       165           1.65%               1.74%            (1.39)%          104.35%
2002            $13.72         (21.19)%       $       102           1.55%               1.66%            (1.25)%          259.62%
2001 (5)        $17.41           0.64%+       $         7           1.54%               1.95%            (1.04)%          335.57%
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2003*           $13.03           3.25%+       $   138,405           1.25%               1.44%            (0.72)%           87.39%
2002            $12.62         (19.36)%       $   144,181           1.25%               1.40%            (0.99)%          188.34%
2001            $15.65         (49.81)%       $   241,876           1.25%               1.40%            (0.96)%          176.11%
2000            $44.79          56.07%        $   528,928           1.25%               1.27%            (0.93)%          203.01%
1999            $34.20          59.14%        $   254,077           1.25%               1.31%            (0.98)%          223.61%
1998            $21.49         (16.90)%       $   147,534           1.25%               1.41%            (0.96)%          167.73%
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2003*           $30.40          (5.12)%+      $   163,602           1.40%               1.47%            (0.73)%           58.23%
2002            $32.04          (0.12)%       $   178,130           1.31%               1.42%            (0.88)%           88.89%
2001            $32.08         (20.23)%       $   160,010           1.25%               1.40%            (0.50)%          121.96%
2000            $45.92         129.02%        $   187,107           1.25%               1.35%            (0.79)%          179.08%
1999 (7)        $21.09         113.46%        $    12,963           0.90%               2.86%            (0.47)%          239.32%
1998 (8)        $ 9.88          (1.20)%+      $     2,843           1.25%               8.18%            (0.64)%          128.53%

* For the six-month period ended March 31, 2003. All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.
(2) The information set forth in this table for the periods prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002, the Mercury Select Growth Fund operated as a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the master level. This stucture is sometimes called a "master/feeder" structure. Prior to June 19, 2000, the Fund operated as a stand-alone investment company called the Turner Large Cap Growth Equity Fund.
(3) Based on average shares outstanding.
(4) Expense ratios include the Mercury Select Growth Fund's, Class I Shares portion of the master's allocated expenses.
(5) Commenced operations on September 24, 2001. All ratios for the period have been annualized.
(6) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(7) On January 25, 1999 shareholders of the Alpha Select Turner Micro Cap Growth Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Micro Cap Growth Fund.
(8) Commenced operations on February 27, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.




                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 113

FINANCIAL STATEMENTS



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                                    Realized and
                  Net asset            Net           unrealized          Distributions        Distributions
                   value,          investment           gains              from net               from            Net asset
                  beginning          income          (losses) on          investment             capital         value, end
                  of period          (loss)          investments            income                gains           of period
----------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2003*              $ 7.86             0.05              0.09                (0.05)                  --             $ 7.95
2002               $ 9.89             0.10             (2.03)               (0.10)                  --             $ 7.86
2001 (1)           $12.44             0.11             (1.93)               (0.11)               (0.62)            $ 9.89
2000               $11.43             0.08              2.06                (0.09)               (1.04)            $12.44
1999               $ 9.21             0.13              2.27                (0.13)               (0.05)            $11.43
1998 (2)           $10.00             0.15             (0.79)               (0.15)                  --             $ 9.21
----------------------------------------
Turner Core Value Fund -- Class I Shares
----------------------------------------
2003*(3)           $11.71             0.03             (0.43)               (0.03)                  --             $11.28
2002               $14.85             0.08             (0.61)               (0.08)               (2.53)            $11.71
2001 (4)           $14.23             0.05              0.59                (0.02)                  --             $14.85
2000               $15.92             0.05              1.79                (0.07)               (3.46)            $14.23
1999               $15.85             0.21              0.74                (0.21)               (0.67)            $15.92
1998               $18.99             0.15             (1.12)               (0.15)               (2.02)            $15.85
---------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2003*              $15.20             0.01             (1.35)               (0.01)                  --             $13.85
2002               $16.69             0.06             (1.50)               (0.05)                  --             $15.20
2001 (5)           $16.36             0.10              1.67                (0.05)               (1.39)            $16.69
2000               $13.71            (0.02)             3.91                   --                (1.24)            $16.36
1999               $11.49            (0.01)             2.48                   --                (0.25)            $13.71
1998               $15.94            (0.06)            (3.22)                  --                (1.17)            $11.49
------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
------------------------------------------------------------
2003*              $ 9.27             0.01              0.06**              (0.01)                  --             $ 9.33
2002 (6)           $10.00               --             (0.73)                  --                   --             $ 9.27
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2003*              $ 9.30             0.01             (0.05)               (0.01)                  --             $ 9.25
2002 (6)           $10.00               --             (0.70)                  --                   --             $ 9.30
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2003*              $ 3.03            (0.02)             0.28                   --                   --             $ 3.29
2002               $ 4.88            (0.06)            (1.79)                  --                   --             $ 3.03
2001               $32.69            (0.15)           (23.42)                  --                (4.24)            $ 4.88
2000               $14.06            (0.16)            20.33                   --                (1.54)            $32.69
1999 (7)           $10.00            (0.02)             4.08                   --                   --             $14.06
-------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2003*              $ 4.03            (0.02)             0.15                   --                   --             $ 4.16
2002               $ 5.76              .--             (1.73)                  --                   --             $ 4.03
2001               $24.74            (0.09)           (14.96)                  --                (3.93)            $ 5.76
2000               $13.99            (0.11)            13.06                   --                (2.20)            $24.74
1999 (7)           $10.00            (0.02)             4.01                   --                   --             $13.99

114 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)



                                                                                                    Ratio of net
                                     Net                Ratio of              Ratio of total         investment
                                 assets end           net expenses               expenses           income (loss)         Portfolio
                   Total          of period            to average               to average           to average           turnover
                  return            (000)              net assets++             net assets          net assets++           rate+++
-----------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2003*              1.78%+         $   3,943                1.04%                    1.74%               1.25%               19.29%
2002             (19.66)%         $   4,255                0.95%                    1.54%               1.06%               70.30%
2001 (1)         (15.47)%         $   5,152                0.95%                    3.56%               1.00%              121.20%
2000              19.84%          $   5,163                0.95%                    3.98%               0.75%              153.58%
1999              26.17%          $   2,725                0.95%                    4.13%               1.20%               92.26%
1998 (2)          (6.52)%+        $   1,776                0.95%                   11.40%               1.82%               62.71%
----------------------------------------
Turner Core Value Fund -- Class I Shares
----------------------------------------
2003*(3)          (3.41)%+        $   38,810               1.14%                    1.16%               0.57%               31.18%
2002              (6.37)%         $   43,571               1.10%                    1.13%               0.56%              103.36%
2001 (4)           4.50%          $   41,715               1.10%                    1.16%               0.30%              128.18%
2000              13.67%          $   45,657               1.10%                    1.11%               0.34%               90.15%
1999               6.13%          $   59,602               0.95%                    0.95%               1.21%               98.85%
1998              (6.00)%         $   90,806               1.10%                    1.12%               0.82%               42.10%
---------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2003*             (8.79)%+        $  325,363               1.28%                    1.28%               0.20%               16.85%
2002              (8.69)%         $  464,576               1.26%                    1.26%               0.31%               37.60%
2001 (5)          12.15%          $  178,164               1.28%                    1.28%               0.37%              120.40%
2000              29.59%          $   36,254               1.40%                    1.47%              (0.11)%              85.80%
1999              21.82%          $   16,494               1.40%                    1.72%              (0.10)%              79.93%
1998             (21.25)%         $   15,662               1.40%                    1.84%              (0.50)%              70.02%
------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
------------------------------------------------------------
2003*              0.70%+         $    1,110               1.29%                    4.57%               0.08%              135.52%
2002 (6)          (7.30)%+        $      913               1.45%                    6.18%               0.08%              141.81%
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2003*             (0.46)%+        $    8,559               1.28%                    1.91%               0.08 %             123.33%
2002 (6)          (7.00)%+        $    7,260               1.35%                    3.02%              (0.07)%              86.94%
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2003*              8.58%+         $   11,908               1.20%                    1.76%              (1.10)%             339.62%
2002             (37.91)%         $   11,662               0.88%                    1.43%              (0.84)%             734.40%
2001             (81.12)%         $   25,147               1.21%                    1.58%              (1.10)%             727.24%
2000             149.35%          $  169,353               1.35%                    1.67%              (1.10)%           1,340.92%
1999 (7)          40.60%+         $    8,296               1.35%                    3.89%              (0.87)%             317.32%
-------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2003*              3.23%+         $   28,295               0.93%                    1.30%              (0.62)%             430.95%
2002             (30.03)%         $   29,182               0.30%                    1.17%              (0.03)%           1,182.61%
2001             (70.40)%         $   56,803               1.05%                    1.32%              (0.76)%           1,117.77%
2000              98.58%          $  246,621               1.26%                    1.62%              (0.90)%           1,590.94%
1999 (7)          39.90%+         $   16,112               1.35%                    2.55%              (0.87)%             369.11%

* For the six-month period ended March 31, 2003. All ratios for the period have been annualized.
** The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Large Cap Value Fund effective May 1, 2001.
(2) Commenced operations on October 31, 1997. All ratios for the period have been annualized.
(3) Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.
(4) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.
(5) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.
(6) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(7) Commenced operations on June 30, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.




                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 115

FINANCIAL STATEMENTS



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                                  Realized and
            Net asset              Net             unrealized         Distributions      Distributions
             value,            investment             gains             from net             from            Net asset
            beginning            income            (losses) on         investment           capital         value, end
            of period            (loss)            investments           income              gains           of period
------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2003*        $ 2.27               (0.01)              0.41                  --                 --             $ 2.67
2002         $ 3.29               (0.04)             (0.98)                 --                 --             $ 2.27
2001 (1)     $12.52               (0.03)             (9.20)                 --                 --             $ 3.29
2000 (2)     $10.00               (0.01)              2.53                  --                 --             $12.52
----------------------------------------------------
Turner Financial Services Fund -- Class I Shares (3)
----------------------------------------------------
2003*        $10.11                  --               0.10                  --              (0.11)            $10.10
2002         $16.67               (0.02)             (1.12)                 --              (5.42)            $10.11
2001 (4)     $19.76               (0.13)             (2.96)                 --              --                $16.67
2001         $17.19               (0.14)              3.30                  --              (0.59)            $19.76
2000         $18.01               (0.17)             (0.65)                 --              --                $17.19
1999         $19.61               (0.10)             (0.31)                 --              (1.19)            $18.01
1998         $12.60               (0.06)              7.93                  --              (0.86)            $19.61
---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2003*        $ 9.83               (0.08)              0.55                  --                 --             $10.30
2002         $11.15               (0.10)             (1.20)                 --              (0.02)            $ 9.83
2001 (5)     $10.00               (0.03)              1.18                  --                 --             $11.15
------------------------------------------------------
Turner Tax Managed U.S. Equity Fund -- Class II Shares
------------------------------------------------------
2003*        $ 6.29               (0.01)              0.32                  --                 --             $ 6.60
2002         $ 8.18               (0.03)             (1.86)                 --                 --             $ 6.29
2001 (5)     $10.00                  --              (1.82)                 --                 --             $ 8.18
-----------------------------------------------------------------
Turner Strategic Value and High Income Fund -- Class I Shares (6)
-----------------------------------------------------------------
2003* (7)    $10.00                0.10               0.31               (0.10)                --             $10.31
-----------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2003*        $10.55                0.25              (0.09)              (0.25)             (0.03)            $10.43
2002         $10.20                0.52               0.35               (0.52)                --             $10.55
2001 (8)     $ 9.62                0.54               0.58               (0.54)                --             $10.20
2000         $ 9.50                0.54               0.12               (0.54)                --             $ 9.62
1999         $10.41                0.53              (0.71)              (0.53)             (0.20)            $ 9.50
1998         $ 9.92                0.57               0.51               (0.57)             (0.02)            $10.41
-------------------------------------------------------
Turner Total Return Fixed Income Fund -- Class I Shares
-------------------------------------------------------
2003 (9)     $10.19                0.09              (0.01)              (0.09)             (0.34)            $ 9.84
2002         $10.53                0.50               0.18               (0.50)             (0.52)            $10.19
2001         $ 9.98                0.61               0.55               (0.61)                --             $10.53
2000         $ 9.91                0.59               0.07               (0.59)                --             $ 9.98
1999 (10)    $10.00                0.14              (0.09)              (0.14)                --             $ 9.91

116  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


                                                  Realized and
                                                      Ratio of             Ratio of total          investment
                                Net assets          net expenses              expenses            income (loss)         Portfolio
              Total               end of             to average              to average            to average           turnover
             return            period (000)         net assets++             net assets           net assets++           rate+++
---------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2003*         17.62%+           $   3,854               0.95%                   2.33%               (0.78)%             273.43%
2002         (31.00)%           $   3,198               0.98%                   2.04%               (0.92)%             754.09%
2001 (1)     (73.72)%           $   6,144               1.28%                   3.13%               (1.04)%             758.98%
2000 (2)      25.20%+           $  13,750               1.35%                   2.87%               (0.83)%              83.02%
----------------------------------------------------
Turner Financial Services Fund -- Class I Shares (3)
----------------------------------------------------
2003*          0.96%+           $  11,326               1.44%                   1.77%               (0.03)%              48.90%
2002         (12.48)%           $  12,149               1.40%                   2.16%               (0.40)%             170.97%
2001 (4)     (15.64)%+          $  15,554               2.29%                   2.33%               (1.19)%              51.65%
2001          18.20%            $  23,341               2.11%                   2.11%               (0.59)%             109.74%
2000          (4.55)%           $  25,892               2.14%                   2.14%               (0.91)%             180.47%
1999          (0.15)%           $  30,797               2.06%                   2.06%               (0.62)%             205.86%
1998          63.47%            $  33,106               2.27%                   2.10%               (0.61)%             107.12%
---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2003*          4.78%+           $  10,335               1.88%                   2.06%               (1.62)%             123.34%
2002         (11.66)%           $   9,288               1.87%                   2.33%               (1.44)%             202.30%
2001 (5)      11.50%+           $   1,192               1.50%                  13.70%               (0.79)%              95.24%
------------------------------------------------------
Turner Tax Managed U.S. Equity Fund -- Class II Shares
------------------------------------------------------
2003*          4.93%+           $   4,666               1.25%                   2.24%               (0.32)%             112.95%
2002         (23.11)%           $   4,747               1.25%                   1.91%               (0.33)%             313.38%
2001 (5)     (18.20)%+          $   6,949               1.25%                   5.35%               (0.20)%              91.38%
-----------------------------------------------------------------
Turner Strategic Value and High Income Fund -- Class I Shares (6)
-----------------------------------------------------------------
2003* (7)      4.15%+           $      58               0.40%                  92.31%                3.92%               26.31%
-----------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2003*          1.45%+           $  40,744               0.77%                   0.85%                4.47%               19.48%
2002           8.85%            $  42,924               0.75%                   0.87%                5.03%               49.30%
2001 (8)      11.99%            $  34,074               0.75%                   1.01%                5.50%               34.05%
2000           7.21%            $  31,486               0.75%                   1.02%                5.72%               42.40%
1999          (1.78)%           $  32,729               0.75%                   0.97%                5.40%               28.47%
1998          11.32%            $  33,375               0.75%                   0.99%                5.67%               27.07%
-------------------------------------------------------
Turner Total Return Fixed Income Fund -- Class I Shares
-------------------------------------------------------
2003 (9)       0.71%+           $   6,968               0.45%                   1.23%                1.64%              436.59%
2002           6.95%            $   8,393               0.45%                   1.28%                4.84%              291.12%
2001          11.87%            $   5,811               0.45%                   1.58%                5.95%              203.83%
2000           6.97%            $  13,975               0.45%                   1.46%                6.07%              140.02%
1999 (10)      0.48%+           $  10,009               0.45%                   1.99%                5.67%               39.70%


* For the six-month period ended March 31, 2003. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) On May 18, 2001, the Board of Trustees of Turner Funds approved resolutions to change the name of the B2B E-Commerce Fund to the New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the New Enterprise Fund's investment objectives.
(2) Commenced operations on June 30, 2000. All ratios for the period have been annualized.
(3) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 and have been carried forward in these financial highlights.
(4) For the six month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Fund changed its fiscal year end from April 30 to October 31.
(5) Commenced operations February 28, 2001. All ratios for the period have been annualized.
(6) The Turner Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Turner Funds.
(7) Commenced operations October 31, 2002. All ratios for the period have been annualized.
(8) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.
(9) Effective October 31, 2002 the Total Return Fixed Income Fund changed its principal investment strategy to a "core" approach.
(10)Commenced operations on June 30, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 117

FINANCIAL STATEMENTS



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                                  Realized and
            Net asset                              unrealized         Distributions      Distributions
             value,                Net                gains             from net             from            Net asset
            beginning          investment          (losses) on         investment           capital         value, end
            of period            income            investments           income              gains           of period
----------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund -- Class I Shares
----------------------------------------
2003*        $ 4.45                0.18               0.28               (0.18)                --              $ 4.73
2002 (1)     $ 5.49                0.64              (1.04)              (0.64)                --              $ 4.45
2001         $ 8.10                0.78              (2.61)              (0.78)                --              $ 5.49
2000         $ 8.82                0.79              (0.72)              (0.79)                --              $ 8.10
1999 (2)     $ 8.91                0.83              (0.09)              (0.83)                --              $ 8.82
1998 (3)     $10.00                0.37              (1.09)              (0.37)                --              $ 8.91
---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2003*        $10.23                0.10              (0.05)              (0.10)             (0.01)             $10.17
2002         $10.22                0.25               0.05               (0.29)                --              $10.23
2001         $10.05                0.54               0.15               (0.52)                --              $10.22
2000         $10.05                0.61               0.01               (0.62)                --              $10.05
1999 (4)     $10.09                0.54              (0.02)              (0.56)                --              $10.05
1998 (5)     $10.08                0.35                 --               (0.33)             (0.01)             $10.09
1998 (6)     $10.06                0.60               0.02               (0.60)                --              $10.08
----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2003*        $10.27                0.09              (0.05)              (0.09)             (0.01)             $10.21
2002         $10.26                0.25               0.02               (0.26)                --              $10.27
2001         $10.09                0.50               0.17               (0.50)                --              $10.26
2000         $10.10                0.57               0.02               (0.60)                --              $10.09
1999 (4)     $10.11                0.47               0.02               (0.50)                --              $10.10
1998 (7)     $10.08                0.30               0.03               (0.30)                --              $10.11
---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2003*        $10.24                0.13              (0.03)              (0.13)             (0.07)             $10.14
2002         $10.16                0.35               0.12               (0.39)                --              $10.24
2001         $ 9.82                0.57               0.32               (0.55)                --              $10.16
2000         $ 9.84                0.58              (0.01)              (0.59)                --              $ 9.82
1999 (8)     $10.25                0.55              (0.27)              (0.55)             (0.14)             $ 9.84
1998 (5)     $10.10                0.35               0.15               (0.34)             (0.01)             $10.25
1998 (6)     $10.00                0.59               0.10               (0.59)                --              $10.10
----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2003*        $10.21                0.12              (0.04)              (0.12)             (0.07)             $10.10
2002         $10.12                0.32               0.13               (0.36)                --              $10.21
2001         $ 9.78                0.54               0.33               (0.53)                --              $10.12
2000         $ 9.80                0.58              (0.02)              (0.58)                --              $ 9.78
1999 (9)     $ 9.95                0.68              (0.13)              (0.70)                --              $ 9.80

118  TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)


                                                                                                   Ratio of net
                                                       Ratio of             Ratio of total          investment
                                 Net assets          net expenses              expenses               income             Portfolio
               Total               end of             to average              to average            to average           turnover
              return            period (000)         net assets++             net assets           net assets++            rate
----------------------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund -- Class I Shares
----------------------------------------
2003*         10.56%+            $  10,037               0.72%                  1.22%                 7.94%              105.30%
2002 (1)      (8.05)%            $   9,432               0.68%                  1.47%                12.78%              171.13%
2001         (23.66)%            $  13,977               0.68%                  1.38%                11.18%               85.80%
2000           0.56%             $  32,560               0.68%                  1.04%                 8.94%               76.00%
1999 (2)       8.65%             $  41,922               0.68%                  1.14%                 9.11%               96.98%
1998 (3)      (7.23)%+           $  17,842               0.68%                  2.09%                10.04%               29.19%
---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2003*          0.51%+            $ 599,806               0.41%                  0.57%                 1.22%               61.07%
2002           2.95%             $ 470,021               0.36%                  0.60%                 2.27%               71.47%
2001           7.09%             $  93,531               0.36%                  0.87%                 5.09%              118.53%
2000           6.34%             $  30,365               0.36%                  1.25%                 6.15%              140.55%
1999 (4)       5.34%             $   3,207               0.00%                  6.53%                 5.50%              154.33%
1998 (5)       3.50%+            $     991               0.00%                 10.83%                 5.88%               96.56%
1998 (6)       6.34%             $   1,195               0.00%                  8.83%                 5.97%               68.80%
----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2003*          0.39%+            $  11,542               0.66%                  0.82%                 0.97%               61.07%
2002           2.69%             $   8,888               0.61%                  0.85%                 2.11%               71.47%
2001           6.82%             $   6,106               0.61%                  1.10%                 5.19%              118.53%
2000           6.00%             $   8,934               0.61%                  1.48%                 5.72%              140.55%
1999 (4)       5.00%             $   3,155               0.23%                  6.76%                 5.13%              154.33%
1998 (7)       3.26%+            $      --               0.25%                 11.08%                 5.63%               96.56%
---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2003*          0.96%+            $ 296,873               0.41%                  0.59%                 1.90%               90.90%
2002           4.69%             $ 264,010               0.36%                  0.60%                 3.27%              177.71%
2001           9.35%             $  68,405               0.36%                  0.72%                 5.65%              103.92%
2000           6.00%             $  42,092               0.36%                  0.74%                 5.94%              136.01%
1999 (8)       2.89%             $  38,687               0.24%                  1.31%                 6.21%              257.98%
1998 (5)       5.09%+            $  12,015               0.24%                  1.49%                 5.84%              121.63%
1998 (6)       7.07%             $  15,544               0.24%                  1.21%                 5.85%              197.03%
----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2003*          0.74%+            $   5,049               0.66%                  0.84%                 1.88%               90.90%
2002           4.53%             $   8,356               0.61%                  0.85%                 3.21%              177.71%
2001           9.10%             $   8,130               0.61%                  0.96%                 5.40%              103.92%
2000           5.92%             $   6,479               0.61%                  0.95%                 5.90%              136.01%
1999 (9)       5.64%+            $      87               0.48%                  0.95%                 5.71%              257.98%

* For the six-month period ended March 31, 2003. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.
++  Inclusive of waivers and reimbursements.
(1) The information set forth in this table for the periods prior the to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund (see Note 9). Effective May 1, 2002, Turner Investment Partners, Inc. became the Fund's adviser.
(2) On January 25, 1999, shareholders of the Alpha Select Penn Capital Strategic High Yield Bond Fund approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Penn Capital Strategic High Yield Bond Fund.
(3) Commenced operations of February 27, 1998. All ratios for the period have been annualized.
(4) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-One Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-One Year Portfolio.
(5) On November 10, 1997 the Board of Trustees of TIP Institutional Funds (formerly, The Solon Funds) approved a change in the Turner Short Duration Government Funds Three Year and One Year Portfolios' fiscal year end from February 28 to September 30, effective March 1, 1998. All ratios for the period have been annualized.
(6) On January 22, 1998, shareholders of the Fund approved a change in the advisor from Solon Asset Management, L.P. to Turner Investment Partners, Inc.
(7) Commenced operations on February 27, 1998. All ratios for the period have been annualized.
(8) On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-Three Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIPTurner Short Duration Government Funds-Three Year Portfolio.
(9) Commenced operations on April 28, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 119

NOTES TO FINANCIAL STATEMENTS


NOTES TO FINANCIAL STATEMENTS
March 31, 2003

1.   ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 22 active portfolios. The financial statements included herein are those of the Turner Disciplined Large Cap Growth Fund (the "Disciplined Large Cap Growth Fund"), the Turner Large Cap Growth Opportunities Fund (the "Large Cap Growth Opportunities Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Large Cap Value Fund (the "Large Cap Value Fund"), the Turner Core Value Fund (the "Core Value Fund") (formerly the Turner Midcap Value Fund), the Turner Small Cap Value Fund (the "Small Cap Value Fund"), the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund"), the Turner Small Cap Equity Fund, (the "Small Cap Equity Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), the Turner Financial Services Fund (the "Financial Services Fund"), the Turner Healthcare & Biotechnology Fund (the "Healthcare & Biotechnology Fund"), the Turner Tax Managed U.S. Equity Fund (the "Tax Managed U.S. Equity Fund"), the Turner Strategic Value and High Income Fund (the "Strategic Value and High Income Fund"), the Turner Core Fixed Income Fund (the "Core Fixed Income Fund"), the Turner Total Return Fixed Income Fund (the "Total Return Fixed Income Fund"), the Turner High Yield Fund (the "High Yield Fund"), the Turner Ultra Short Duration Fixed Income Fund (the "Ultra Short Duration Fixed Income Fund"), and the Turner Short Duration Fixed Income Fund (the "Short Duration Fixed Income Fund"), (each a "Fund" and collectively the "Funds").

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Disciplined Large Cap Growth Fund, the Large Cap Growth Opportunities Fund, the Concentrated Growth Fund, the Financial Services Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

As of March 31, 2003, the Turner International Opportunities Fund and the Turner International Discovery Fund are also registered as diversified portfolios of the Trust, but have not yet commenced operations.

The Small Cap Growth, the Micro Cap Growth Fund and the Small Cap Value Fund were closed to new investors as of August 29, 1997, March 7, 2000, and December 28, 2001, respectively. Effective January 31, 2003, the Turner Small Cap Value Fund re-opened to new investors.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The assets of the Strategic Value and High Income Fund consist primarily of the investments in the underlying affiliated investment companies, which are valued at their respective daily net asset values.


120 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

   Certain Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates and securities prices. When a Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options, which expire unexcerised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. There were no option contracts open as of March 31, 2003

   NET ASSET VALUE PER SHARE--The net asset value per share is calculated each business day for each class. It is computed by dividing the assets of each class, less its liabilities, by the number of outstanding shares of each class.

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are directly related to one of the funds are charged to that fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets. In addition to the Funds' direct expenses, shareholders of the Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Small Cap Growth, Micro Cap Growth, Small Cap Value Opportunities, Small Cap Equity, Technology, Concentrated Growth, New Enterprise, Financial Services, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Large Cap Value, Core Value, Small Cap Value and Strategic Value and High Income Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Core Fixed Income, Total Return Fixed Income, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

   3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Turner Investment Partners, Inc. ("Turner") and SEI Investments Global Funds Services (the
"Sub-Administrator") and/or SEI Investment Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

The Trust has entered into an agreement with the SEI Investments Distribution Co., an affiliate of the Sub-Administrator, to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments Distribution Co.
received $42,160 for the six-month period ended March 31, 2003.

Certain Funds effect trades through Turner Investment Distributors, Inc., the distributor for the Funds, for security purchases and sales transactions. Commissions paid on those trades from the Trust for the six-month period ended March 31, 2003 were $3,045,646.


                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 121

NOTES TO FINANCIAL STATEMENTS


4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, 0.12% assets over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI Investments Global Funds Services ("SEI"), SEI provides sub-administrative services to the Funds. For the six-month period ended March 31, 2003, SEI was paid $966,611 by Turner.

Turner Investment Distributors, Inc., (the "Distributor") a broker dealer subsidiary of Turner, provides distribution services to the Funds under a Distribution Agreement. Turner Investment Distributors, Inc. also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement effective October 1, 2001.

The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Large Cap Value, Small Cap Value, Small Cap Value Opportunities, Small Cap Equity, Concentrated Growth, Healthcare & Biotechnology, Tax Managed U.S. Equity, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds pay amounts to third parties that provide sub-transfer agency and other administrative services to the Funds.

Some Funds direct certain portfolio trades to brokers who pay a portion of their expenses (Directed Brokerage). Under this arrangement, the following Funds had expenses reduced by the amounts shown below. The effect on the Funds' expense ratios, as a percentage of the average net assets of the Fund on an annualized basis, for the six-month period ended March 31, 2003, is as follows:

FUND                                                    RATIO           AMOUNT
--------                                             ----------     ------------
Large Cap Growth Opportunities Fund                       0.34%       $    5,345
Midcap Growth Fund                                        0.08%          228,656
Small Cap Growth Fund                                     0.15%          107,057
Micro Cap Growth Fund                                     0.07%           57,861
Small Cap Value Opportunities Fund                        0.11%              580
Small Cap Equity Fund                                     0.10%            4,190
Technology Fund                                           0.52%           34,133
Concentrated Growth Fund                                  0.28%           42,670
New Enterprise Fund                                       0.58%           10,995
Financial Services Fund                                   0.01%              635
Healthcare & Biotechnology Fund                           0.02%            1,258
Tax Managed U.S. Equity Fund                              0.01%              332

5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which the Adviser receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of the Funds. Turner Investment Management, LLC, an affiliate of Turner Investment Partners, Inc. serves as the investment adviser for the Small Cap Value Opportunities and Small Cap Equity Funds. Clover Capital Management, Inc. serves as investment sub-adviser to the Large Cap Value, Core Value, Small Cap Value and Core Fixed Income Funds. Turner and Turner Investment Management, LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time.

The Advisory fee for some of the Funds may be subject to a monthly performance adjustment based on such Fund's performance relative to the performance of a comparative index as presented in the Funds' prospectus. These performance-based fees will go into effect once a Fund has been in operation for at least one year. If a Fund outperforms its comparative index by a specified amount, Turner will receive higher advisory fees for the next period. Conversely, if a Fund underperforms its comparative index Turner will receive lower advisory fees for the next period. In cases where the performance-based fee has been applied, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the advisory fee, expense caps and performance-based fee adjustments are as follows:



122 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

                                    ADVISORY FEES            OTHER     TOTAL
                           -----------------------------   EXPENSES  EXPENSES
FUND                        (LOW)      (BASE)     (HIGH)      CAP       CAP
--------                   ------      ------    -------    ------     ------
 Disciplined Large Cap
   Growth Fund              n/a          0.60%    n/a       n/a       0.75%
 Large Cap Growth
   Opportunities Fund       n/a          0.75     n/a       n/a       1.25
 Midcap Growth Fund         n/a          0.75     n/a       n/a       1.25(1)
 Small Cap Growth Fund      n/a          1.00     n/a       n/a       1.25
 Micro Cap Growth Fund      n/a          1.00     n/a       n/a       1.40
 Large Cap Value Fund       n/a          0.74     n/a       n/a       1.25(2)
 Core Value Fund            n/a          0.74     n/a       n/a       1.25(3)
 Small Cap Value Fund       n/a          0.85     n/a       n/a       1.40
 Small Cap Value
   Opportunities Fund       n/a          0.95     n/a       n/a       1.45
 Small Cap Equity Fund(4)   n/a          0.85     n/a      0.25%       n/a
 Technology Fund           0.70%         1.10    1.50%     0.50        n/a
 Concentrated Growth
   Fund                    0.70          1.10    1.50      0.25        n/a
 New Enterprise Fund       0.70          1.10    1.50      0.25        n/a
 Financial Services Fund   0.75          1.00    1.25      0.40        n/a
 Healthcare &
   Biotechnology Fund      0.75          1.00    1.25      0.75        n/a
 Tax Managed U.S.
   Equity Fund              n/a          0.75     n/a       n/a       1.25
 Strategic Value and
      High Income           n/a          0.10     n/a       n/a       0.25(5)
 Core Fixed Income Fund     n/a          0.45     n/a       n/a       0.80(6)
 Total Return Fixed
   Income Fund              n/a          0.50     n/a       n/a       0.45
 High Yield Fund            n/a          0.55     n/a       n/a       0.80(7)
 Ultra Short Duration
   Fixed Income Fund        n/a          0.25     n/a       n/a       0.41(1)(8)
 Short Duration Fixed
   Income Fund              n/a          0.25     n/a       n/a       0.41(1)(8)

 (1) REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.

 (2) EFFECTIVE FEBRUARY 1, 2003, THE BOARD OF TRUSTEES AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.95% TO 1.25%.

 (3) EFFECTIVE FEBRUARY 1, 2003, THE BOARD OF TRUSTEES AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 1.10% TO 1.25%.

 (4) THE BOARD OF TRUSTEES HAS CONTRACTUALLY AGREED TO REDUCE THE ADVISORY FEE BY 0.10% FROM 0.95% TO 0.85% AND TO KEEP "OTHER" EXPENSES FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2004.

 (5) EFFECTIVE FEBRUARY 1, 2003, THE BOARD OF TRUSTEES AGREED TO DECREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.50% TO 0.25%.

 (6) EFFECTIVE FEBRUARY 1, 2003, THE BOARD OF TRUSTEES AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.75% TO 0.80%.

 (7) EFFECTIVE FEBRUARY 1, 2003, THE BOARD OF TRUSTEES AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.68% TO 0.80%.

 (8) EFFECTIVE OCTOBER 1, 2002, THE BOARD OF TRUSTEES AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.36% TO 0.41%.

During the six-month period ended March 31, 2003, the following Funds' Advisory Fees were adjusted in accordance with the performance based fee described above:

                                   BASE         PERFORMANCE        GROSS
FUND                            ADVISER FEE     ADJUSTMENT      ADVISER FEE
--------                        -----------     -----------     -----------
 Technology Fund                $ 71,537         $(26,014)      $ 45,523
 Concentrated Growth Fund        168,402          (61,239)       107,163
 New Enterprise Fund              20,825           (7,573)        13,252
 Financial Services Fund          61,505            2,633         64,138
 Healthcare &
   Biotechnology Fund             50,924            6,439         57,363

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended March 31, 2003, were as follows (000):

                                 PURCHASES        SALES
FUND                               (000)          (000)
--------                         ---------     ----------
Disciplined Large Cap
   Growth Fund                    $66,211        $69,328
Large Cap Growth
   Opportunities Fund               4,268          7,518
Midcap Growth Fund                567,419        674,562
Small Cap Growth Fund             124,415        134,570
Micro Cap Growth Fund              95,718         88,074
Large Cap Value Fund                  805          1,200
Core Value Fund                    13,013         13,590
Small Cap Value Fund               66,249        157,687
Small Cap Value
   Opportunities Fund               1,636          1,498
Small Cap Equity Fund              10,930          9,593
Technology Fund                    42,554         42,870
Concentrated Growth Fund          129,610        131,494
New Enterprise Fund                10,160         10,072
Financial Services Fund             5,818          6,738
Healthcare & Biotechnology Fund    12,340         11,911
Tax Managed U.S. Equity Fund        5,730          6,143
Strategic Value and
   High Income Fund                    72             10
High Yield Fund                     8,779           9,103

                      PURCHASES     (000)   SALES    (000)
FUND                  GOV'T         OTHER   GOV'T    OTHER
------                --------    -------  -------  --------
Core Fixed
   Income Fund        $  4,860    $3,970   $ 6,427  $ 1,342
Total Return Fixed
   Income Fund          10,427       266    10,109      373
Ultra Short Duration
   Fixed Income Fund   104,821       734   191,795   12,204
Short Duration Fixed
   Income Fund         150,970       759   157,522    7,832


                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 123

NOTES TO FINANCIAL STATEMENTS



7. FEDERAL INCOME TAXES:
Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales. In addition, certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.




At September 30, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                      EXPIRING SEPTEMBER 30,
---------------------------------------------------------------------------------------------------------------------------

                                        2007          2008             2009               2010               TOTAL
                                      --------      --------         --------           --------            --------
Disciplined Large Cap Growth Fund    $   --        $    --           $    468            $ 18,287           $ 18,755
Large Cap Growth Opportunities Fund      --             --              2,029              8,526              10,555
Midcap Growth Fund                       --             --             44,477            516,580             561,057
Small Cap Growth Fund                    --             --             26,939            130,308             157,247
Micro Cap Growth Fund                    --             --              2,734              3,228               5,962
Large Cap Value Fund                     --             --                 65                320                 385
Small Cap Value Fund                     --             --                 --              2,255               2,255
Technology Fund                          --             --             16,482            108,583             125,065
Concentrated Growth Fund                 --             --             14,953            132,529             147,482
New Enterprise Fund                      --             --              1,650              7,183               8,833
Tax Managed U.S. Equity Fund             --             --                 --                871                 871
High Yield Fund                       1,141          2,916              2,590              4,590              11,237





124 TURNER FUNDS 2003 SEMIANNUAL REPORT

                                                                     (Unaudited)

At March 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                                            NET UNREALIZED
                                                       FEDERAL         UNREALIZED          UNREALIZED        APPRECIATION
FUND                                                   TAX COST       APPRECIATION        DEPRECIATION      (DEPRECIATION)
----                                                 ------------     ------------      --------------      --------------
Disciplined Large Cap Growth Fund                    $  61,210        $  3,846          $    (3,649)        $      197
Large Cap Growth Opportunities Fund                      1,775             122                  (72)                50
Midcap Growth Fund                                     528,670          52,373              (22,458)            29,915
Small Cap Growth Fund                                  156,801           9,170              (10,572)            (1,402)
Micro Cap Growth Fund                                  190,371          25,674              (10,582)            15,092
Large Cap Value Fund                                     4,745             138                 (962)              (824)
Core Value Fund                                         45,280           3,097               (4,862)            (1,765)
Small Cap Value Fund                                   424,275          17,098             (105,152)           (88,054)
Small Cap Value Opportunities Fund                       1,134              68                  (76)                (8)
Small Cap Equity Fund                                   10,303             586                 (417)               169
Technology Fund                                         15,842             819                 (391)               428
Concentrated Growth Fund                                38,241           1,274               (1,156)               118
New Enterprise Fund                                      4,843             284                 (169)               115
Financial Services Fund                                 11,990             508               (1,058)              (550)
Healthcare & Biotechnology Fund                         12,699           1,000                 (327)               673
Tax Managed U.S. Equity Fund                             4,592             289                 (161)               128
Strategic Value and High Income Fund                        61               1                --                     1
Core Fixed Income Fund                                  38,452           2,554                 (631)             1,923
Total Return Fixed Income Fund                           6,941              23                  (22)                 1
High Yield Fund                                          9,843             378                  (58)               320
Ultra Short Duration Fixed Income Fund                 607,564           1,137                 (424)               713
Short Duration Fixed Income Fund                       310,762           2,624                 (303)             2,321


8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9. FUND MERGERS/REORGANIZATIONS:

On November 12, 2001, all the assets and liabilities of the Professionally Managed Portfolios - Titan Financial Services Fund (the "Titan Fund") were transferred into the Turner Financial Services Fund. Under the Plan of Reorganization, 1,277,621 shares of the Turner Financial Services Fund were issued for net assets of $15,606,228 (including unrealized appreciation of $1,419,384) of the Titan Financial Services Fund in a tax-free exchange. The value of the Turner Financial Services Fund was $450,959 which included undistributed net investment income of $3,155, accumulated gains of $25,016 and unrealized losses of $2,281. Under the Plan of Reorganization, the Titan Fund is the accounting survivor, and the financial reporting subsequent to November 12, 2001 reflects the performance and accounting history of the Titan Fund.

On August 17, 2002, the Mercury Select Growth Fund reorganized into the Turner Large Cap Growth Opportunities Fund. This reorganization was accomplished in two steps. The Mercury Select Growth Fund historically invested all of its assets in the corresponding portfolio of Mercury Master Trust in a "master/feeder" structure. The Mercury Select Growth Fund received a distribution of all of the assets and liabilities of the Mercury Master Trust in return for the Mercury Select Growth Fund's interests in the master portfolio in a "redemption-in-kind" transaction. Immediately after this redemption, the Mercury Select Growth Fund Class I, A, B and C transferred all of its assets and liabilities to the Turner Large Cap Growth Opportunities Fund Class I. Under the Agreement and Plan of Reorganization, 710,025 shares of the Turner Large Cap Growth Opportunities Fund were issued for net assets of $5,852,119 (including unrealized appreciation of $13,903) of the Mercury Select Growth


                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 125

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)



Fund in a tax-free exchange. The value of the Turner Large Cap Growth Opportunities Fund was $5,852,119, which included unrealized gains of $13,903. The financial reporting prior to August 17, 2002 reflects the performance and accounting history of the Mercury Select Growth Fund.

In a tax-free reorganization, the Penn Capital Strategic High Yield Bond Fund (part of the Turner Funds) transferred all of its assets and liabilities into the Turner High Yield Fund on May 1, 2002.

10. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the board of trustees. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Net income earned on investment of cash collateral and loan fees received on non-cash collateral are allocated between Goldman Sachs & Co. and the Funds in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

Cash collateral received in connection with securities lending is invested in Boston Global Investment Trust -- Quality Portfolio. The market value of collateral at March 31, 2003, with respect to such loans were as follows:

                               MARKET VALUE    MARKET VALUE
                               OF SECURITIES   OF COLLATERAL
                               LOANED (000)        (000)
                               -------------   -------------
 Large Cap Growth
   Opportunities Fund         $       26      $       31
 Midcap Growth Fund               45,167          48,827
 Small Cap Growth Fund            15,248          16,263
 Micro Cap Growth Fund            36,852          38,352
 Large Cap Value Fund                 25              32
 Core Value Fund                   4,391           4,684
 Small Cap Value Fund             10,146          11,516
 Small Cap Value
   Opportunities Fund                 17              18
 Small Cap Equity Fund             1,883           1,966
 Technology Fund                   4,071           4,400
 Concentrated Growth Fund          9,459          10,264
 New Enterprise Fund               1,042           1,126
 Healthcare & Biotechnology
   Fund                            2,929           3,036
 High Yield Fund                     248             261
 Short Duration Fixed
   Income Fund                     2,574           2,699

11. SUBSEQUENT EVENT:

On April 7, 2003, the Total Return Fixed Income Fund received a redemption of $6,473,892.


126 TURNER FUNDS 2003 SEMIANNUAL REPORT

TRUSTEES AND OFFICERS OF THE TRUST                                   (Unaudited)


                                               TERM OF
                                                OFFICE
                                                 AND                                                    NUMBER OF
                                POSITION       LENGTH                                                 PORTFOLIOS IN        OTHER
                                HELD WITH      OF TIME           PRINCIPAL OCCUPATION(S)            COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS, AND AGE          THE FUND        SERVED             DURING PAST 5 YEARS                 BY TRUSTEE          HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Turner                 Trustee       Trustee      Chairman and Chief Investment Officer -         22        ACP Funds,
1205 Westlakes Drive                         since 1996     Growth Equities of Turner since 1990.                     Alpha Select
Suite 100                                                                                                               Funds
Berwyn, PA 19312                                                                                                      Bradley
(46)                                                                                                                    University,
                                                                                                                      Episcopal
                                                                                                                        Academy
------------------------------------------------------------------------------------------------------------------------------------
*Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner Investment Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato                Trustee       Trustee      Treasurer, Thomas Jefferson University            22      Alpha Select
13 Fountain Court                            since 1996     Health Care Pension Fund since 1995, and                    Funds
Cherry Hill, NJ 08034                                       Assistant Treasurer, 1988-1995
(44)
------------------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone                 Trustee       Trustee      Self-employed. Consultant since 1999.             22      N/A
1023 North Pitt Street                       since 1997     Senior Vice President of Human Resources
Alexandria, VA 22314-1525                                   of Frontier Corporation (telecommunica
(57)                                                        tions company), (1993-1999).
------------------------------------------------------------------------------------------------------------------------------------
Dr. John T. Wholihan             Trustee       Trustee      Professor and Dean, Loyola Marymount              22      TDK Mediactive
7900 Loyola Blvd.                            since 1996     University, since 1984. Director, TDK
Los Angeles, CA 90045-8395                                  Mediactive.
(64)
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Stephen J. Kneeley              President     President     TID Director, President of Turner-- Chief         N/A     N/A
1205 Westlakes Drive            and Chief     and Chief     Operating Officer of Turner, 1990-2001.
Suite 100                       Executive     Executive
Berwyn, PA 19312                 Officer       Officer
(39)                                         since 1997
------------------------------------------------------------------------------------------------------------------------------------
John H. Grady, Jr.
1205 Westlakes Drive            Executive       Vice        Chief Operating Officer, General Counsel          N/A     N/A
Suite 100                         Vice        President     and Chief Legal Officer of Turner since
Berwyn, PA 19312               President &        &         February, 2001. TID President and Chief
(41)                            Secretary     Secretary     Operating Officer since September 2001.
                                             since 2001     Partner, Morgan, Lewis & Bockius LLP
                                                            (October 1995-January 2001).
------------------------------------------------------------------------------------------------------------------------------------
Brian M. Ferko                    Vice          Vice        TID Vice President, Director of Mutual            N/A     N/A
1205 Westlakes Drive           President &   President &    Fund Administration and Operations for
Suite 100                       Assistant     Assistant     the Turner Funds since 1997. Relationship
Berwyn, PA 19312                Secretary     Secretary     Manager, SEI Investments (1995-1997).
(31)                                         since 2000
------------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman                 Vice          Vice        Vice President and Assistant Secretary of         N/A     N/A
SEI Investments,                President     President     SEI Investments since 1995. Previously,
One Freedom                       and            and        Associate, Dewey Ballantine, 1994-1995.
Valley Drive                    Assistant     Assistant     Associate, Winston and Strawn, 1991-
Oaks, PA 19456                  Secretary     Secretary     1994.
(35)                                         since 1996
------------------------------------------------------------------------------------------------------------------------------------
Peter Golden                   Controller    Controller     Director of Fund Accounting of SEI                N/A     N/A
SEI Investments,               and Chief     and Chief      Investments since June 2001. Previously,
One Freedom                    Accounting    Accounting     Vice President of Fund Administration, J.P.
Valley Drive                     Officer       Officer      Morgan Chase & Co., March 2000 to April
Oaks, PA 19456                               since 2001     2001; Vice President, Fund and Pension
(38)                                                        Accounting, June 1997 to March 2000.
------------------------------------------------------------------------------------------------------------------------------------

                                         TURNER FUNDS 2003 SEMIANNUAL REPORT 127

TRUSTEES AND OFFICERS OF THE TRUST                                   (Unaudited)



                                               TERM OF
                                                OFFICE
                                                 AND                                                    NUMBER OF
                                POSITION       LENGTH                                                 PORTFOLIOS IN        OTHER
                                HELD WITH      OF TIME           PRINCIPAL OCCUPATION(S)            COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS, AND AGE          THE FUND        SERVED             DURING PAST 5 YEARS                 BY TRUSTEE          HELD
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis                  Vice          Vice        Vice President and Assistant Secretary of SEI     N/A     N/A
SEI Investments,               President     President      Investments since 1998. Assistant General
One Freedom                        and           and        Counsel and Director of Arbitration,
Valley Drive                   Assistant      Assistant     Philadelphia Stock Exchange, 1989-1998.
Oaks, PA 19456                  Secretary     Secretary
(38)                                         since 1999
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.           Vice          Vice        Vice President and Assistant Secretary of SEI     N/A     N/A
SEI Investments,                President     President     Investments since August 2000. Vice
One Freedom                        and           and        President, Merrill Lynch & Co. Asset
Valley Drive                   Assistant      Assistant     Management Group (1998-2000). Associate at
Oaks, PA 19456                  Secretary     Secretary     Pepper Hamilton LLP (1997-1998). Associate
(34)                                         since 2000     Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto                  Vice          Vice        Vice President and Assistant Secretary of SEI     N/A     N/A
SEI Investments,                President     President     Investments since December 1999. Associate
One Freedom                        and           and        at Dechert Price & Rhoads (1997-1999).
Valley Drive                   Assistant      Assistant     Associate at Richter, Miller & Finn
Oaks, PA 19456                  Secretary     Secretary     (1994-1997).
(34)                                         since 2000
------------------------------------------------------------------------------------------------------------------------------------
Christine M. McCullough           Vice          Vice        Vice President and Assistant Secretary of SEI     N/A     N/A
SEI Investments,                President     President     Investments since December 1999. Associate
One Freedom                        and           and        at White and Williams LLP (1991-1999).
Valley Drive                   Assistant      Assistant     Associate at Montgomery, McCracken, Walker
Oaks, PA 19456                  Secretary     Secretary     & Rhoads (1990-1991).
(41)                                         since 2000
------------------------------------------------------------------------------------------------------------------------------------
Diane J. Drake                    Vice          Vice        Deputy Counsel for Turner since October           N/A     N/A
1205 Westlakes Drive            President     President     2001. Previously, Associate, Stradley, Ronon,
Suite 100                          and           and        Stevens & Young, LLP (June 1998-October
Berwyn, PA 19312               Assistant      Assistant     2001). Staff Attorney, Rodney Square
(35)                            Secretary     Secretary     Management Corporation (November
                                             since 2001     1996-June 1998).
------------------------------------------------------------------------------------------------------------------------------------
Brian McNally                     Vice          Vice        Deputy General Counsel for Turner since           N/A     N/A
1205 Westlakes Drive            President     President     2002. Previously Assistant General Counsel
Suite 100                                    since 2002     with Bank of America (September 1997-
Berwyn, PA 19312                                            July 2002).
(44)
------------------------------------------------------------------------------------------------------------------------------------
John Canning                      Vice          Vice        Assistant Director of Mutual Fund                 N/A     N/A
1205 Westlakes Drive            President     President     Administration and Operations since 2000.
Suite 100                                    since 2002     Previously Implementations Analyst with SEI
Berwyn, PA 19312                                            Investments (December 1998-December
(31)                                                        2000). Transfer Agent Manager with Pilgrim
                                                            Baxter and Associates (February 1998- December
                                                            1998). Account Director with SEI
                                                            Investments (July 1993-February 1998).
------------------------------------------------------------------------------------------------------------------------------------
Antoinette Robbins                Vice          Vice        Director of Compliance for Turner since 2002.     N/A     N/A
1205 Westlakes Drive            President     President     Previously Senior Gift Planning Officer with
Suite 100                                    since 2002     American Civil Liberties Union (May 2001-
Berwyn, PA 19312                                            August 2001). Assistant Vice President,
(39)                                                        Inc. (March 1996-May 2001).
------------------------------------------------------------------------------------------------------------------------------------


128 TURNER FUNDS 2003 SEMIANNUAL REPORT

NOTES

NOTES

NOTES

TURNER FUNDS


TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer -
   Growth Equities
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University


INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
Berwyn, Pennsylvania

DISTRIBUTOR
TURNER INVESTMENT DISTRIBUTORS, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
Philadelphia, Pennsylvania

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

[BLANK PAGE]

[TURNER LOGO OMITTED]


TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email:# mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com

TUR-SA-002-0300

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Turner Funds


By (Signature and Title)*                  \s\ Stephen J. Kneeley
                                           -----------------------------------
                                           Stephen J. Kneeley, President and CEO

Date 5/29/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 \s\ Stephen J. Kneeley
                                          -----------------------------------
                                          Stephen J. Kneeley, President and CEO

Date 5/29/03


By (Signature and Title)*                 \s\ Peter J. Golden
                                          -----------------------------------
                                          Peter J. Golden, Controller and CAO

Date 5/29/03
* Print the name and title of each signing officer under his or her signature.